UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 22nd Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 33rd Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is  not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget ("OMB") control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 Semi-Annual Report

June 30, 2005

Morgan Stanley Institutional Fund, Inc.

Global and International Equity Portfolios	Fixed Income Portfolio

Active International Allocation	Emerging Markets Debt
Emerging Markets
European Real Estate	Money Market Portfolios
Global Franchise
Global Value Equity	Money Market
International Equity	Municipal Money Market
International Magnum
International Small Cap

U.S. Equity Portfolios

Equity Growth
Focus Equity
Small Company Growth
U.S. Real Estate
Value Equity

2005 Semi-Annual Report

June 30, 2005

Table of Contents

Shareholder’s Letter	3
Performance Summary	4
Expense Examples	6
Investment Advisory Agreement Approval	9
Portfolios of Investments
Global and International Equity Portfolios:
Active International Allocation	41
Emerging Markets	52
European Real Estate	57
Global Franchise	59
Global Value Equity	61
International Equity	64
International Magnum	67
International Small Cap	71

U.S. Equity Portfolios:
Equity Growth	74
Focus Equity	76
Small Company Growth	78
U.S. Real Estate	80
Value Equity	82

Fixed Income Portfolio:
Emerging Markets Debt	84

Money Market Portfolios:
Money Market	87
Municipal Money Market	88

Statements of Assets and Liabilities	91
Statements of Operations	95
Statements of Changes in Net Assets	99
Financial Highlights	107
Notes to Financial Statements	130
Director and Officer Information	140

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1-(800)-548-7786. Please read the prospectuses carefully before you invest or send money.  Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s web-site: www.morganstanley.com/im.

(This page has been left blank intentionally.)

2005 Semi-Annual Report

June 30, 2005

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended June 30, 2005. Our Fund currently offers 16 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).

Sincerely,

Ronald E. Robison

Executive Vice President —

Principal Executive Officer

July 2005

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Performance Summary

			Year-to-Date				One Year
			Total Return				Total Return
	Inception Dates				Comparable				Comparable
	Class A	Class B	Class A	Class B	Indices		Class A	Class B	Indices
Global and International Equity Portfolios:
Active International Allocation	1/17/92	1/2/96	(1.82)%	(1.98)%	(1.17)%	(1)	10.81%	10.47%	13.65%	(1)
Emerging Markets	9/25/92	1/2/96	5.65	5.50	6.00	(2)	34.04	33.70	34.38	(2)
European Real Estate	10/1/97	10/1/97	3.83	3.68	4.23	(3)	35.57	35.11	38.71	(3)
Global Franchise	11/28/01	11/28/01	3.64	3.46	(0.70)	(4)	11.52	11.24	10.05	(4)
Global Value Equity	7/15/92	1/2/96	(1.18)	(1.30)	(0.70)	(4)	7.75	7.44	10.05	(4)
International Equity	8/4/89	1/2/96	(1.52)	(1.63)	(1.17)	(1)	11.68	11.43	13.65	(1)
International Magnum	3/15/96	3/15/96	(1.78)	(1.95)	(1.17)	(1)	11.01	10.63	13.65	(1)
International Small Cap	12/15/92	—	2.31	—	4.55	(5)	17.54	—	20.98	(5)
U.S. Equity Portfolios:
Equity Growth	4/2/91	1/2/96	0.18	0.00	(1.72)	(6)	5.27	4.95	1.68	(6)
Focus Equity	3/8/95	1/2/96	1.27	1.13	(1.72)	(6)	6.46	6.12	1.68	(6)
Small Company Growth	11/1/89	1/2/96	5.28	5.16	(3.58)	(7)	15.82	15.52	4.29	(7)
U.S. Real Estate	2/24/95	1/2/96	8.38	8.24	6.38	(8)	39.09	38.74	32.66	(8)
Value Equity	1/31/90	1/2/96	2.29	2.14	1.76	(9)	13.17	12.81	14.06	(9)
Fixed Income Portfolio:
Emerging Markets Debt	2/1/94	1/2/96	6.59	6.45	5.11	(10)	21.10	21.02	20.17	(10)
Money Market Portfolios:
Money Market	11/15/88	—	—	—	—	—	—	—
Municipal Money Market	2/10/89	—	—	—	—	—	—	—

Yield Information as of June 30, 2005

			7 Day Current Yield†	7 Day Effective Yield†	30 Day Current Yield††		30 Day Comparable Yield
Money Market Portfolios:
Money Market			2.77%	2.81%	2.70%		2.50%	(11)
Municipal Money Market			2.12	2.15	2.04		1.80	(12)

†

The 7 day current yield and 7 day effective yield assume an annualization of the current yield with all dividends reinvested. As with all money market portfolios, yields will fluctuate as market conditions change and the 7 day yields are not necessarily indicative of future performance.

††

The current 30 day yield reflects the net investment income generated by the Portfolio over a specified 30 day period expressed as an annual percentage. Expenses accrued for the 30 day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Performance Summary (cont’d)

	Five Year				Ten Year				Since Inception Average Annual Total Return
	Average Annual Total Return				Average Annual Total Return					Comparable		Comparable
	Class A	Class B	Comparable Indices		Class A	Class B	Comparable Indices		Class A	Indices - Class A	Class B	Indices - Class B

Global and International Equity Portfolios:
Active International Allocation	(0.01)%	(0.27)%	(0.55)%	(1)	6.73%	—	5.22%	(1)	6.56%	6.19%	5.50%	4.61%	(1)
Emerging Markets	3.33	3.06	7.40	(2)	5.86	—	4.14	(2)	8.42	7.58	6.47	4.51	(2)
European Real Estate	22.39	22.08	23.02	(3)	—	—	—	(3)	14.23	15.08	13.94	15.08	(3)
Global Franchise	—	—	—	(4)	—	—	—	(4)	16.11	6.08	15.78	6.08	(4)
Global Value Equity	3.52	3.24	(2.08)	(4)	8.99	—	7.07	(4)	11.27	8.11	8.49	6.28	(4)
International Equity	6.58	6.35	(0.55)	(1)	11.55	—	5.22	(1)	11.20	4.30	11.13	4.61	(1)
International Magnum	(0.64)	(0.92)	(0.55)	(1)	—	—	—	(1)	4.18	4.75	3.90	4.75	(1)
International Small Cap	11.31	—	8.45	(5)	11.78	—	4.35	(5)	13.32	6.28	—	—	(5)
U.S. Equity Portfolios:
Equity Growth	(6.94)	(7.20)	(10.36)	(6)	9.60	—	7.4	(6)	10.24	8.52	7.91	6.25	(6)
Focus Equity	(6.60)	(6.82)	(10.36)	(6)	11.10	—	7.4	(6)	12.57	8.49	9.34	6.25	(6)
Small Company Growth	(0.58)	(0.81)	(4.51)	(7)	14.66	—	5.16	(7)	13.46	7.06	13.24	4.08	(7)
U.S. Real Estate	20.44	20.08	20.45	(8)	17.46	—	14.88	(8)	17.73	14.94	16.68	14.69	(8)
Value Equity	5.63	5.36	6.56	(9)	11.03	—	12.03	(9)	10.91	12.28	9.95	10.89	(9)
Fixed Income Portfolio:
Emerging Markets Debt	14.35	14.08	12.60	(10)	13.55	—	14.13	(10)	11.35	11.01	12.26	12.96	(10)
Money Market Portfolios:
Money Market	—	—	—		—	—	—		—	—	—	—
Municipal Money Market	—	—	—		—	—	—		—	—	—	—

Performance data quoted assumes that all dividends and distributions, if any, were reinvested and represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com/im or call 1-800-548-7786. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Indices:

(1)	MSCI EAFE (Europe, Australasia, and Far East)
(2)	MSCI Emerging Markets Free
(3)	GPR General Real Estate Securities - Europe
(4)	MSCI World
(5)	MSCI EAFE Small Cap Total Return
(6)	Russell 1000 Growth
(7)	Russell 2000 Growth
(8)	National Association of Real Estate Investment Trusts (NAREIT) Equity
(9)	Russell 1000 Value
(10)	J.P. Morgan Emerging Markets Global Bond
(11)	iMoneyNet Money Fund Comparable Yield
(12)	iMoneyNet Municipal Money Fund Comparable Yield

Investments in the Money Market or Municipal Money Market Portfolios are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Money Market and Municipal Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios. Please read the Portfolios’ prospectuses carefully before you invest or send money.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Active International Allocation Portfolio
Class A
Actual	$1,000.00	$981.80	$3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class B
Actual	1,000.00	980.20	5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Portfolio
Class A
Actual	$1,000.00	$1,056.50	$7.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.65	7.20
Class B
Actual	1,000.00	1,055.00	8.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.41	8.45

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.44% and 1.69%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

European Real Estate Portfolio
Class A
Actual	$1,000.00	$1,038.30	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,036.80	6.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Global Franchise Portfolio
Class A
Actual	$1,000.00	$1,036.40	$5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,034.60	6.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to the Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Value Equity Portfolio
Class A
Actual	$1,000.00	$988.20	$4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class B
Actual	1,000.00	987.00	5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.99	5.86

* Expenses are equal to the Class A and Class B annualized net expense ratios of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio
Class A
Actual	$1,000.00	$984.80	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class B
Actual	1,000.00	983.70	5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to the Class A and Class B annualized net expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Magnum Portfolio
Class A
Actual	$1,000.00	$982.20	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	980.50	6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to the Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Small Cap Portfolio
Class A
Actual	$1,000.00	$1,023.10	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

* Expenses are equal to the Class A annualized net expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Growth Portfolio
Class A
Actual	$1,000.00	$1,001.80	$3.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31
Class B
Actual	1,000.00	1,000.00	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.56

* Expenses are equal to the Class A and Class B annualized net expense ratios of 0.66% and 0.91%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 — June 30, 2005

Focus Equity Portfolio
Class A
Actual	$1,000.00	$1,012.70	$4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,011.30	6.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to the Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Company Growth Portfolio
Class A
Actual	$1,000.00	$1,052.80	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class B
Actual	1,000.00	1,051.60	6.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.46

* Expenses are equal to the Class A and Class B annualized net expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Real Estate Portfolio
Class A
Actual	$1,000.00	$1,083.80	$4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	1,082.40	5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Class A and Class B annualized net expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Equity Portfolio
Class A
Actual	$1,000.00	$1,022.90	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,021.40	4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

* Expenses are equal to the Class A and Class B annualized net expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Debt Portfolio
Class A
Actual	$1,000.00	$1,065.90	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11
Class B
Actual	1,000.00	1,064.50	6.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.36

* Expenses are equal to the Class A and Class B annualized net expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio
Class A
Actual	$1,000.00	$1,011.60	$2.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.11

* Expenses are equal to the Class A annualized net expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Municipal Money Market Portfolio
Class A
Actual	$1,000.00	$1,009.20	$1.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	1.96

* Expenses are equal to the Class A annualized net expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board considered that the Portfolio’s performance, relative to its performance peer group, has improved, as the gap between the Portfolio’s performance and the average of its performance peer group has narrowed from the five- to the three- to the one-year period.  The Board concluded that the Portfolio’s performance was improving and was now competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board recommended that the Adviser consider incorporating breakpoints in the management fee schedule.  The Adviser agreed to introduce a breakpoint which would reduce the advisory fee from 0.65% to 0.60% on assets above $1 billion.  The Board concluded that the proposed new breakpoint in the management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

EMERGING MARKETS PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board considered that the Portfolio’s performance relative to its performance peer group has narrowed from the five- to the three- to the one-year period.  The Board concluded that the Portfolio’s performance could reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was higher than, but close to, the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Portfolio so that the total expense ratio of the Portfolio was higher than, but close to, the total expense ratio of the funds in the expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

EUROPEAN REAL ESTATE PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the five-year period but better for the one- and three-year periods.  The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board considered that the Portfolio’s assets were small and its potential growth was unpredictable.  The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

GLOBAL FRANCHISE PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-and three-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the one-year period but better for the three-year period.  The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

GLOBAL VALUE EQUITY PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “ Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.   The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ending November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the one- and three-year periods and better for the five-year period.  The Board discussed with the Adviser possible steps to improve performance.  The Adviser informed the Board that in order to try to improve performance, the Adviser has strengthened the resources supporting the Portfolio.  The Board concluded that the actions taken by the Adviser were reasonably designed to improve performance.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

INTERNATIONAL EQUITY PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable portfolios selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was better than the performance peer group average for all three periods.  The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than, but close to, the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the management fee and total expense ratio were not excessive in light of the quality of services provided to the Portfolio.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board recommended that the Adviser consider incorporating breakpoints in the management fee schedule.  The Adviser agreed to introduce a breakpoint which would reduce the advisory fee from 0.80% to 0.75% on assets above $10 billion.  The Board concluded that the proposed new breakpoint in the management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

INTERNATIONAL MAGNUM PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board considered that performance had improved in the last year from the two prior periods and discussed with the Adviser the reasons for the improved performance.  The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

INTERNATIONAL SMALL CAP PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable portfolios selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was better than its performance peer group average for all three periods.  The Board concluded that the Portfolio’s performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for portfolios, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the portfolios included in the Portfolio’s expense peer group.  The Board concluded that the management fee and total expense ratio were not excessive in light of the quality of services provided to the Portfolio.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board recommended that the Adviser consider incorporating breakpoints in the management fee schedule.  The Adviser agreed to introduce a breakpoint which would reduce the advisory fee from 0.95% to 0.90% on assets above $1.50 billion.  The Board concluded that the proposed new breakpoint in the management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

EQUITY GROWTH PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the three-year period but better than average for the one- and five-year periods.  The Board considered that in order to try to improve performance, the Adviser had changed the Portfolio’s portfolio manager on June 30, 2004 and performance had improved during the most recent six-month period.  The Board concluded that the Portfolio’s relative performance was improving and the actions taken by the Adviser were reasonably designed to improve performance.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; but (ii) the Portfolio’s total expense ratio was lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Portfolio so that the total expense ratio of the Portfolio was less than the total expense ratio of the funds in the expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

FOCUS EQUITY PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the three-year period but better for the one- and five-year periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement and the total expense ratio of the Portfolio. The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; but (ii) the Portfolio’s total expense ratio was lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Portfolio so that the total expense ratio of the Portfolio was less than the total expense ratio of the funds in the expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board recommended that the Adviser consider incorporating one or more breakpoints in the management fee.  The Adviser agreed to introduce a breakpoint of 0.50% on assets below $1 billion, 0.45% on assets in excess of $1 billion but below $2 billion, 0.40% on assets in excess of $2 billion but below $3 billion and 0.35% on assets in excess of $3 billion.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker–dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

SMALL COMPANY GROWTH PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable portfolios selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was better than its performance peer group average for all three periods.  The Board concluded that the Portfolio’s performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for portfolios, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the portfolios included in the Portfolio’s expense peer group.  The Board concluded that the management fee and total expense ratio were not excessive in light of the quality of services provided to the Portfolio.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint.  The Board recommended that the Adviser consider incorporating additional breakpoints in the management fee schedule.  The Adviser agreed to introduce a breakpoint which would reduce the advisory fee from 0.92% to 0.80% on assets above $1.50 billion.  The Board concluded that the proposed new breakpoint in the management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

U.S. REAL ESTATE PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable portfolios selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for each of the three- and five-year periods and better for the one-year period.  The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Portfolio so that the total expense ratio was higher than, but close to, that of the funds in the Portfolio’s expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

VALUE EQUITY PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable portfolio selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for the three-year period, but better for the one- and five-year periods.  The Board concluded that the Portfolio’s overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section).  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Portfolio through an electronic trading system network (“ECN”).  The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research.  It does use commissions to pay for research which is bundled with execution services.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

EMERGING MARKETS DEBT PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board discussed with the Adviser possible steps to improve performance.  The Adviser informed the Board that in order to try to improve performance it increased its research staff in 2004.  The Board concluded that the Portfolio’s relative performance was improving and that the actions taken by the Adviser were reasonably designed to improve performance.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was lower than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also lower than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board concluded that the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints.  The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints.  The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser.  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

MONEY MARKET PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board considered that the Portfolio’s performance, relative to its performance peer group, has improved, as the gap between the Portfolio’s performance and the average of its performance peer group has narrowed from the five- to the three- to the one-year period.  The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher, but close to, than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was maintaining a cap of 0.55% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee.  The Board concluded that, with the expense cap in effect, the Portfolio’s management fee and total expense ratio could be expected to be competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board noted that the Adviser maintains a cap on all expenses, excluding brokerage fees but including the management fee, of 0.55% a year.  The Board concluded that as a result of the expense cap the management fee and total expenses at this time would effectively reflect economies of scale as assets increase.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser.  The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

MUNICIPAL MONEY MARKET PORTFOLIO

Nature, Extent and Quality of Services

The Board of Directors (the “Board”) reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”), and noted that the Portfolio’s performance was lower than its performance peer group average for all three periods.  The Board considered that the Portfolio’s performance, relative to its performance peer group, has improved, as the gap between the Portfolio’s performance and the average of its performance peer group has narrowed from the five- to the three- to the one-year period.  The Board concluded that the Portfolio’s performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the “management fee”) paid by the Portfolio under the Management Agreement.  The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Portfolio.  The Board noted that: (i) the Portfolio’s management fee rate was higher than the average management fee rate for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report for the Portfolio; and (ii) the Portfolio’s total expense ratio was also higher, but close to, than the average total expense ratio of the funds included in the Portfolio’s expense peer group.  The Board considered that in order to reduce the management fee and total expense ratio, the Adviser was maintaining a cap of 0.57% of the Portfolio’s assets on all expenses of the Portfolio, excluding brokerage commissions but including the management fee.  The Board concluded that the Portfolio’s management fee and total expense ratio were not excessive.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board noted that the Adviser maintains a cap on all expenses, excluding brokerage fees but including the management fee, of 0.57% a year.  The Board concluded that as a result of the expense cap the management fee and total expenses at this time would effectively reflect economies of scale as assets increase.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Portfolio and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser’s profitability.  Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and its affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and redemptions of Portfolio shares through a broker-dealer affiliate of the Adviser.  The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

		Value
	Shares	(000)
Common Stocks (89.3%)
Australia (2.6%)
Alumina Ltd.	74,784	$315
Amcor Ltd.	58,069	295
AMP Ltd.	33,484	164
Ansell Ltd.	4,383	33
Australia & New Zealand Banking Group Ltd.	36,406	600
Australian Gas Light Co., Ltd.	11,707	127
BHP Billiton Ltd.	231,225	3,162
BlueScope Steel Ltd.	47,246	293
Boral Ltd.	38,470	189
Brambles Industries Ltd.	24,925	154
Coca-Cola Amatil Ltd.	12,924	78
Coles Myer Ltd.	27,045	190
Commonwealth Bank of Australia	30,082	867
CSL Ltd.	2,172	55
CSR Ltd.	62,408	127
Foster’s Group Ltd.	51,400	208
Insurance Australia Group Ltd.	42,790	195
James Hardie Industries N.V.	30,762	177
John Fairfax Holdings Ltd.	25,260	82
Leighton Holdings Ltd.	5,438	47
Lend Lease Corp., Ltd.	(c)10,440	103
Macquarie Bank Ltd.	5,261	238
Macquarie Infrastructure Group	56,982	180
Mayne Group Ltd.	22,671	81
National Australia Bank Ltd.	39,082	913
Newcrest Mining Ltd.	21,418	283
OneSteel Ltd.	36,623	73
Orica Ltd.	18,463	249
Origin Energy Ltd.	43,367	251
PaperlinX Ltd.	29,727	68
Patrick Corp., Ltd.	23,518	100
QBE Insurance Group Ltd.	(c)17,138	209
Rinker Group Ltd.	61,377	648
Rio Tinto Ltd.	(c)20,056	680
Santos Ltd.	32,482	279
Sonic Healthcare Ltd.	4,662	44
Stockland	1,020	4
Suncorp-Metway Ltd.	13,882	212
TABCORP Holdings Ltd.	10,214	127
Telstra Corp., Ltd.	54,349	209
Transurban Group	14,272	81
Wesfarmers Ltd.	9,460	287
Westpac Banking Corp.	42,543	644
WMC Resources Ltd.	75,197	447
Woodside Petroleum Ltd.	25,915	575
Woolworths Ltd.	(c)25,270	316
		14,659
Austria (1.1%)
Bank Austria Creditanstalt AG	(c)10,833	1,127
Boehler-Uddeholm AG	558	74
Erste Bank der Oesterreichischen Sparkassen AG	35,060	1,754
Flughafen Wien AG	3,154	205
IMMOFINANZ Immobilien Anlagen AG	(a)35,141	322
Mayr-Melnhof Karton AG	1,261	175
OMV AG	3,262	$1,419
RHI AG	(a)(c)4,447	121
Telekom Austria AG	(c)21,207	412
VA Technologie AG	(a)2,483	192
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,049	289
Voestalpine AG	(c)1,264	88
Wienerberger AG	3,553	165
		6,343
Belgium (1.0%)
AGFA-Gevaert N.V.	3,536	98
Bekaert S.A.	465	35
Belgacom S.A.	6,018	205
Cumerio	925	16
Dexia	50,151	1,100
Electrabel S.A.	1,171	511
Fortis	74,737	2,068
InBev N.V.	3,651	124
KBC Groupe S.A.	6,916	545
Solvay S.A., Class A	3,724	382
UCB S.A.	5,724	278
Umicore	925	74
		5,436
Brazil (1.2%)
AmBev	241,109	62
AmBev (Preference)	1,205,549	374
Aracruz Celulose S.A., Class B (Preference)	31,975	112
Banco Bradesco S.A. (Preference)	15,000	533
Banco Itau Holding Financeira S.A. (Preference)	3,075	572
Brasil Telecom Participacoes S.A. (Preference)	17,028,000	123
Caemi Mineracao e Metalurgica S.A. (Preference)	119,000	112
CEMIG S.A. (Preference)	7,130,000	227
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)	(c)1,000	20
Cia Siderurgica de Tubarao (Preference)	1,042,000	48
Cia Siderurgica Nacional S.A.	5,951	97
CVRD, Class A (Preference)	40,441	1,026
Electrobras S.A. Class B (Preference)	8,091,225	104
Embraer (Preference)	24,830	204
Embratel Participacoes S.A. (Preference)	(a)8,878,432	19
Gerdau S.A. (Preference)	15,000	145
Klabin S.A. (Preference)	44,000	76
Petrobras S.A. (Preference)	40,000	1,843
Sadia S.A. (Preference)	35,000	68
Souza Cruz S.A.	6,000	74
Tele Centro Oeste Celular Participacoes S.A. (Preference)	140	@—
Tele Centro Oeste Celular Participacoes S.A.	5,816	59
Tele Norte Leste Participacoes S.A. (Preference)	19,661	328
Telesp Celular Participacoes S.A.	(a)12,250	52
Telesp Celular Participacoes S.A. (Preference)	566	@—
Unibanco GDR	(c)5,700	220
Usiminas S.A., Class A (Preference)	7,000	115

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Brazil (cont’d)
Votorantim Celulose e Papel S.A. (Preference)	5,935	$73
		6,686
Denmark (0.6%)
AP Moller - Maersk A/S	60	570
Danske Bank A/S	27,045	812
DSV A/S	900	76
GN Store Nord A/S	17,800	201
Novo-Nordisk A/S, Class B	13,300	677
Novozymes A/S, Class B	3,114	154
TDC A/S	10,000	428
Vestas Wind Systems A/S	(a)8,650	143
		3,061
Finland (1.1%)
Cargotec Corp., Class B	(a)2,144	60
Fortum Oyj	23,010	369
Kesko Oyj, Class B	858	22
Kone Oyj, Class B	(a)2,144	128
Metso Oyj	5,130	111
Neste Oil Oyj	(a)5,752	149
Nokia Oyj	184,894	3,077
Outokumpu Oyj	(c)13,050	168
Sampo Oyj, Class A	18,919	295
Stora Enso Oyj, Class R	39,983	510
TietoEnator Oyj	8,736	265
UPM-Kymmene Oyj	30,931	593
Uponor Oyj	2,504	49
Wartsila Oyj, Class B	3,434	99
		5,895
France (7.8%)
Accor S.A.	(c)15,312	715
Alcatel S.A.	(a)(c)49,069	535
Alstom	(a)(c)223,222	221
Atos Origin S.A.	(a)1,358	86
Autoroutes du Sud de la France	4,075	232
AXA S.A.	102,232	2,543
BNP Paribas S.A.	(c)70,343	4,809
Bouygues S.A.	14,072	581
Business Objects S.A.	(a)3,997	106
Cap Gemini S.A.	(a)11,592	367
Carrefour S.A.	26,871	1,297
Casino Guichard Perrachon S.A.	(c)2,971	208
Cie de Saint-Gobain	(c)14,948	826
Cie Generale d’Optique Essilor International S.A.	(c)3,088	210
CNP Assurances	(c)4,365	279
Credit Agricole S.A.	(c)30,308	766
Dassault Systemes S.A.	3,682	178
France Telecom S.A.	65,202	1,894
Gecina S.A. REIT	(c)2,500	284
Groupe Danone	(c)11,909	1,044
Hermes International	361	73
Imerys S.A.	(c)3,876	267
Klepierre	2,108	201
L’Air Liquide S.A.	(c)9,302	1,581
L’Oreal S.A.	(c)2,146	$154
Lafarge S.A.	12,857	1,167
Lagardere S.C.A.	(c)5,140	379
LVMH Moet Hennessy Louis Vuitton S.A.	(c)8,891	685
Michelin (CGDE), Class B	3,830	232
Pernod-Ricard S.A.	(c)1,088	174
Peugeot S.A.	(c)4,361	257
Pinault-Printemps-Redoute S.A.	(c)2,310	237
Publicis Groupe	3,416	100
Renault S.A.	(c)4,489	394
Safran S.A.	4,202	87
Sanofi-Aventis S.A.	(c)46,824	3,834
Schneider Electric S.A.	(c)10,874	817
Societe BIC S.A.	3,586	214
Societe Generale	(c)27,637	2,800
Societe Television Francaise 1	4,208	111
Sodexho Alliance S.A.	(c)8,597	265
Suez S.A.	(c)48,748	1,319
Technip S.A.	1,244	58
Thales S.A.	(c)5,403	219
Thomson	(c)8,864	211
Total S.A.	34,426	8,062
Unibail	(c)3,409	437
Veolia Environnement	(c)10,055	376
Vinci S.A.	6,920	576
Vivendi Universal S.A.	32,122	1,006
Zodiac S.A.	509	27
		43,501
Germany (6.0%)
Adidas-Salomon AG	1,713	286
Allianz AG (Registered)	18,885	2,162
Altana AG	4,576	261
BASF AG	33,946	2,250
Bayer AG	41,881	1,393
Bayerische Hypo-und Vereinsbank AG	(a)56,012	1,457
Beiersdorf AG	(c)5,684	638
Celesio AG	1,833	144
Commerzbank AG	65,866	1,424
Continental AG	3,029	218
DaimlerChrysler AG	20,524	831
Deutsche Bank AG (Registered)	35,200	2,745
Deutsche Boerse AG	14,349	1,121
Deutsche Lufthansa AG (Registered)	12,385	152
Deutsche Post AG (Registered)	37,297	871
Deutsche Telekom AG (Registered)	131,248	2,426
Douglas Holding AG	1,001	36
E. ON AG	44,245	3,928
Epcos AG	(a)3,058	38
Fresenius Medical Care AG	(c)3,032	259
HeidelbergCement AG	3,132	225
Henkel KGaA (Non-Voting Shares)	1,291	115
Hypo Real Estate Holding AG	9,637	366
Infineon Technologies AG	(a)9,727	90
KarstadtQuelle AG	(a)714	10
Lanxess AG	(a)4,188	94
Linde AG	7,449	501

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Germany (cont’d)
MAN AG	(c)6,098	$252
Merck KGaA	2,706	215
Metro AG	5,976	296
Muenchener Rueckversicherungs AG (Registered)	2,773	295
Porsche AG (Non-Voting Shares)	(c)176	132
ProSieben SAT.1 Media AG (Non-Voting Shares)	2,171	37
Puma AG Rudolf Dassler Sport	575	142
RWE AG	23,075	1,483
SAP AG	11,463	1,991
Schering AG	8,960	549
Siemens AG (Registered)	37,499	2,726
ThyssenKrupp AG	16,420	285
TUI AG	(c)9,160	226
Volkswagen AG	(c)5,346	244
Volkswagen AG (Non-Voting Shares)	2,738	97
		33,011
Greece (0.2%)
Alpha Bank A.E.	8,784	234
EFG Eurobank Ergasias S.A.	5,092	156
National Bank of Greece S.A.	10,973	372
OPAP S.A.	10,400	300
Titan Cement Co., S.A.	2,800	86
		1,148
Hong Kong (4.5%)
Bank of East Asia Ltd.	222,618	656
BOC Hong Kong Holdings Ltd.	613,000	1,156
Cathay Pacific Airways Ltd.	168,000	305
Cheung Kong Holdings Ltd.	262,000	2,541
Cheung Kong Infrastructure Holdings Ltd.	60,000	178
CLP Holdings Ltd.	302,300	1,735
Esprit Holdings Ltd.	161,500	1,162
Hang Lung Properties Ltd.	317,000	466
Hang Seng Bank Ltd.	(c)118,200	1,610
Henderson Land Development Co., Ltd.	129,000	616
Hong Kong & China Gas Co., Ltd.	657,079	1,333
Hong Kong Exchanges & Clearing Ltd.	173,000	447
HongKong Electric Holdings Ltd.	233,500	1,065
Hopewell Holdings Ltd.	103,000	263
Hutchison Telecommunications International, Ltd.	(a)(c)228,000	226
Hutchison Whampoa Ltd.	354,200	3,183
Hysan Development Co., Ltd.	109,300	227
Johnson Electric Holdings Ltd.	(c)256,000	234
Kerry Properties Ltd.	(c)85,935	191
Li & Fung Ltd.	265,000	548
MTR Corp.	230,663	443
New World Development Ltd.	377,598	462
PCCW Ltd.	602,411	374
SCMP Group Ltd.	18,000	8
Shangri-La Asia Ltd.	(c)178,424	276
Sino Land Co.	(c)46,891	50
Sun Hung Kai Properties Ltd.	228,000	2,243
Swire Pacific Ltd., Class A	159,500	1,405
Techtronic Industries Co.	144,500	365
Television Broadcasts Ltd.	49,000	277
Wharf Holdings Ltd.	208,600	$730
Yue Yuen Industrial Holdings Ltd.	65,000	199
		24,974
Ireland (0.5%)
Allied Irish Banks plc	35,596	761
Bank of Ireland	41,594	669
CRH plc	31,582	838
DCC plc	1,500	30
Elan Corp. plc	(a)16,150	108
Grafton Group plc	(a)10,315	120
Independent News & Media plc	8,500	26
Irish Life & Permanent plc	2,300	40
		2,592
Italy (2.1%)
Alleanza Assicurazioni S.p.A.	10,315	112
Assicurazioni Generali S.p.A.	15,122	471
Autogrill S.p.A.	8,195	108
Autostrade S.p.A.	(c)16,330	432
Banca Antonveneta S.p.A.	1,590	51
Banca Fideuram S.p.A.	4,060	19
Banca Intesa S.p.A.	116,790	533
Banca Intesa S.p.A. RNC	16,133	69
Banca Monte dei Paschi di Siena S.p.A.	(c)17,656	62
Banca Nazionale del Lavoro S.p.A.	(a)(c)19,810	68
Banca Popolare di Milano Scrl	(c)5,776	57
Banche Popolari Unite Scrl	(c)2,271	45
Banco Popolare di Verona e Novara Scrl	11,763	200
Benetton Group S.p.A.	2,526	23
Capitalia S.p.A.	10,941	61
Enel S.p.A.	(c)57,728	502
ENI S.p.A.	(c)146,300	3,756
Fiat S.p.A.	(a)(c)14,286	104
Finmeccanica S.p.A.	(c)350,095	326
Italcementi S.p.A.	(c)1,801	28
Luxottica Group S.p.A.	6,285	130
Mediaset S.p.A.	15,541	183
Mediobanca S.p.A.	10,262	192
Mediolanum S.p.A.	3,051	19
Pirelli & C S.p.A.	110,321	115
Riunione Adriatica di Sicurta S.p.A.	(c)5,483	106
Sanpaolo IMI S.p.A.	(c)45,873	627
Seat Pagine Gialle S.p.A.	(a)60,586	25
Snam Rete Gas S.p.A.	8,919	48
Telecom Italia S.p.A.	467,352	1,452
Telecom Italia S.p.A. RNC	(c)269,845	698
Tiscali S.p.A.	(a)2,748	8
UniCredito Italiano S.p.A.	(c)147,944	778
		11,408
Japan (23.6%)
77 Bank Ltd. (The)	25,000	153
Acom Co., Ltd.	5,960	381
Advantest Corp.	(c)5,390	395
Aeon Co., Ltd.	32,200	490
Aeon Credit Service Co., Ltd.	1,900	119
Aiful Corp.	5,250	390

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Ajinomoto Co., Inc.	52,400	$581
Alps Electric Co., Ltd.	13,000	198
Amada Co., Ltd.	17,000	115
Asahi Breweries Ltd.	(c)27,200	324
Asahi Glass Co., Ltd.	(c)85,800	899
Asahi Kasei Corp.	(c)85,000	403
Asatsu-DK, Inc.	2,800	78
Astellas Pharma, Inc.	40,100	1,369
Bank of Fukuoka Ltd. (The)	(c)42,000	248
Bank of Yokohama Ltd. (The)	94,000	540
Benesse Corp.	4,100	131
Bridgestone Corp.	(c)68,000	1,301
Canon, Inc.	(c)59,600	3,122
Casio Computer Co., Ltd.	(c)31,200	406
Central Japan Railway Co.	(c)109	840
Chiba Bank Ltd. (The)	55,000	361
Chubu Electric Power Co., Inc.	(c)43,300	1,037
Chugai Pharmaceutical Co., Ltd.	17,107	264
Citizen Watch Co., Ltd.	(c)20,900	188
Coca-Cola West Japan Co., Ltd.	(c)1,000	23
COMSYS Holdings Corp.	(c)1,000	9
Credit Saison Co., Ltd.	11,400	378
CSK Corp.	(c)6,400	250
Dai Nippon Printing Co., Ltd.	31,600	508
Daicel Chemical Industries Ltd.	9,000	47
Daiichi Pharmaceutical Co., Ltd.	19,800	437
Daikin Industries Ltd.	11,100	276
Daimaru, Inc.	(c)20,000	177
Dainippon Ink & Chemicals, Inc.	42,000	134
Daito Trust Construction Co., Ltd.	8,000	299
Daiwa House Industry Co., Ltd.	42,600	486
Daiwa Securities Group, Inc.	244,000	1,501
Denki Kagaku Kogyo K.K.	28,000	100
Denso Corp.	48,950	1,113
Dowa Mining Co., Ltd.	40,000	265
East Japan Railway Co.	249	1,277
Ebara Corp.	(c)24,800	95
Eisai Co., Ltd.	20,202	677
FamilyMart Co., Ltd.	3,900	112
Fanuc Ltd.	13,100	830
Fast Retailing Co., Ltd.	(c)6,800	353
Fuji Photo Film Co., Ltd.	34,500	1,122
Fuji Television Network, Inc.	24	46
Fujikura Ltd.	(c)12,000	58
Fujitsu Ltd.	128,200	667
Furukawa Electric Co., Ltd.	(a)43,800	169
Hankyu Department Stores, Inc.	7,000	44
Hirose Electric Co., Ltd.	(c)2,300	252
Hitachi Ltd.	231,000	1,399
Hokkaido Electric Power Co., Inc.	12,500	255
Hokuhoku Financial Group, Inc.	75,000	230
Honda Motor Co., Ltd.	68,204	3,355
Hoya Corp.	7,400	850
Isetan Co., Ltd.	(c)13,000	162
Ishihara Sangyo Kaisha Ltd.	(c)10,000	22
Ishikawajima-Harima Heavy Industries Co., Ltd.	(a)(c)52,000	$75
Ito En Ltd.	1,500	77
Ito-Yokado Co., Ltd.	23,000	759
Itochu Corp.	(c)83,000	417
Itochu Techno-Science Corp.	2,700	94
Japan Airlines Corp.	66,000	178
Japan Real Estate Investment Corp. REIT	(c)21	178
Japan Tobacco, Inc.	66	880
JFE Holdings, Inc.	(c)42,200	1,037
JGC Corp.	(c)8,000	98
Joyo Bank Ltd. (The)	53,000	259
JS Group Corp.	14,600	247
JSR Corp.	10,500	220
Kajima Corp.	(c)81,400	299
Kaneka Corp.	17,000	190
Kansai Electric Power Co., Inc. (The)	49,700	998
Kao Corp.	44,000	1,037
Kawasaki Heavy Industries Ltd.	(c)52,000	99
Kawasaki Kisen Kaisha Ltd.	4,000	24
Keihin Electric Express Railway Co., Ltd.	(c)26,000	159
Keio Electric Railway Co., Ltd.	15,000	81
Keyence Corp.	2,300	512
Kikkoman Corp.	8,000	70
Kinden Corp.	1,000	7
Kintetsu Corp.	(c)115,200	351
Kirin Brewery Co., Ltd.	(c)74,400	720
Kobe Steel Ltd.	(c)216,000	406
Kokuyo Co., Ltd.	4,500	61
Komatsu Ltd.	76,400	590
Konami Corp.	7,400	155
Konica Minolta Holdings, Inc.	31,500	293
Kubota Corp.	108,000	590
Kuraray Co., Ltd.	(c)24,000	227
Kurita Water Industries Ltd.	(c)4,500	69
Kyocera Corp.	11,600	884
Kyowa Hakko Kogyo Co., Ltd.	28	@—
Kyushu Electric Power Co., Inc.	27,700	601
Lawson, Inc.	3,700	129
Mabuchi Motor Co., Ltd.	(c)2,200	127
Marubeni Corp.	82,000	280
Marui Co., Ltd.	29,200	391
Matsushita Electric Industrial Co., Ltd.	(c)153,000	2,322
Matsushita Electric Works Ltd.	10,000	83
Meiji Dairies Corp.	(c)13,000	74
Meiji Seika Kaisha Ltd.	15,000	74
Meitec Corp.	(c)1,800	55
Millea Holdings, Inc.	94	1,266
Minebea Co., Ltd.	18,000	72
Mitsubishi Chemical Corp.	121,000	352
Mitsubishi Corp.	81,500	1,103
Mitsubishi Electric Corp.	140,800	743
Mitsubishi Estate Co., Ltd.	(c)112,000	1,226
Mitsubishi Heavy Industries Ltd.	243,000	634
Mitsubishi Logistics Corp.	(c)5,000	51
Mitsubishi Materials Corp.	133,000	312
Mitsubishi Rayon Co., Ltd.	33,000	136

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Mitsubishi Tokyo Financial Group, Inc.	(c)401	$3,385
Mitsui & Co., Ltd.	95,800	903
Mitsui Chemicals, Inc.	34,000	199
Mitsui Fudosan Co., Ltd.	97,400	1,091
Mitsui Mining & Smelting Co., Ltd.	79,000	369
Mitsui OSK Lines Ltd.	(c)11,000	67
Mitsui Sumitomo Insurance Co., Ltd.	(c)179,000	1,605
Mitsui Trust Holdings, Inc.	(c)85,545	873
Mitsukoshi Ltd.	25,000	112
Mizuho Financial Group, Inc.	1,045	4,706
Murata Manufacturing Co., Ltd.	16,600	839
Namco Ltd.	2,400	32
NEC Corp.	116,400	626
NEC Electronics Corp.	(c)3,000	135
Net One Systems Co., Ltd.	(c)46	118
NGK Insulators Ltd.	(c)29,600	287
NGK Spark Plug Co., Ltd.	(c)22,000	252
Nidec Corp.	3,200	337
Nikko Cordial Corp.	78,000	341
Nikon Corp.	(c)22,000	248
Nintendo Co., Ltd.	8,200	854
Nippon Building Fund, Inc. REIT	(c)20	180
Nippon Express Co., Ltd.	62,800	272
Nippon Meat Packers, Inc.	17,600	204
Nippon Mining Holdings, Inc.	(c)16,500	93
Nippon Oil Corp.	(c)114,800	777
Nippon Paper Group, Inc.	55	202
Nippon Sheet Glass Co., Ltd.	23,000	90
Nippon Steel Corp.	(c)556,000	1,286
Nippon Telegraph & Telephone Corp.	492	2,109
Nippon Yusen Kabushiki Kaisha	(c)85,000	486
Nissan Chemical Industries Ltd.	(c)9,000	96
Nissan Motor Co., Ltd.	(c)202,900	1,998
Nisshin Seifun Group, Inc.	9,000	93
Nisshinbo Industries, Inc.	5,000	41
Nissin Food Products Co., Ltd.	5,200	133
Nitto Denko Corp.	15,900	904
Nomura Holdings, Inc.	145,300	1,725
Nomura Research Institute Ltd.	2,500	247
NSK Ltd.	50,000	256
NTN Corp.	(c)28,000	150
NTT Data Corp.	115	390
NTT DoCoMo, Inc.	636	935
Obayashi Corp.	39,000	208
Obic Co., Ltd.	700	118
OJI Paper Co., Ltd.	(c)84,400	439
Oki Electric Industry Co., Ltd.	(c)42,000	147
Olympus Corp.	9,000	172
Omron Corp.	15,600	344
Onward Kashiyama Co., Ltd.	(c)13,000	164
Oracle Corp. Japan	(c)3,000	113
Oriental Land Co., Ltd.	5,100	302
ORIX Corp.	6,600	987
Osaka Gas Co., Ltd.	138,600	437
Pioneer Corp.	(c)11,754	177
Promise Co., Ltd.	7,200	$460
Resona Holdings, Inc.	(a)353,000	656
Ricoh Co., Ltd.	47,000	730
Rohm Co., Ltd.	7,600	729
Sanden Corp.	(c)1,000	4
Sankyo Co., Ltd.	30,605	586
Sanyo Electric Co., Ltd.	125,000	318
Sapporo Holdings Ltd.	(c)13,000	62
Secom Co., Ltd.	10,600	454
Seiko Epson Corp.	(c)7,500	249
Sekisui Chemical Co., Ltd.	24,000	165
Sekisui House Ltd.	(c)50,600	509
Seven-Eleven Japan Co., Ltd.	27,200	752
Sharp Corp.	62,200	968
Shimachu Co., Ltd.	4,200	105
Shimamura Co., Ltd.	(c)1,600	135
Shimano, Inc.	(c)7,600	216
Shimizu Corp.	62,600	290
Shin-Etsu Chemical Co., Ltd.	29,496	1,115
Shinsei Bank Ltd.	(c)42,000	225
Shionogi & Co., Ltd.	24,000	308
Shiseido Co., Ltd.	28,000	353
Shizuoka Bank Ltd. (The)	45,000	385
Showa Denko K.K.	46,000	109
Showa Shell Sekiyu K.K.	11,400	114
Skylark Co., Ltd.	9,000	137
SMC Corp.	4,500	488
Softbank Corp.	(c)18,500	721
Sompo Japan Insurance, Inc.	64,000	643
Sony Corp.	53,697	1,849
Stanley Electric Co., Ltd.	4,400	71
Sumitomo Bakelite Co., Ltd.	(c)9,000	58
Sumitomo Chemical Co., Ltd.	98,600	451
Sumitomo Corp.	55,400	441
Sumitomo Electric Industries Ltd.	41,400	420
Sumitomo Metal Industries Ltd.	327,000	554
Sumitomo Metal Mining Co., Ltd.	(c)74,800	510
Sumitomo Realty & Development Co., Ltd.	40,000	446
Sumitomo Trust & Banking Co., Ltd. (The)	113,000	685
Taiheiyo Cement Corp.	48,000	128
Taisei Corp.	5,000	17
Taisho Pharmaceutical Co., Ltd.	(c)12,441	241
Taiyo Yuden Co., Ltd.	6,000	66
Takara Holdings, Inc.	8,000	50
Takashimaya Co., Ltd.	27,000	241
Takeda Pharmaceutical Co., Ltd.	70,300	3,476
Takefuji Corp.	5,280	357
Takuma Co., Ltd.	5,000	35
TDK Corp.	8,800	597
Teijin Ltd.	(c)62,400	289
Teikoku Oil Co., Ltd.	(c)6,000	44
Terumo Corp.	14,800	425
THK Co., Ltd.	(c)1,300	27
TIS, Inc.	3,204	109
Tobu Railway Co., Ltd.	62,400	226
Toho Co., Ltd.	4,500	65

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Tohoku Electric Power Co., Inc.	29,400	$627
Tokyo Broadcasting System, Inc.	8,400	138
Tokyo Electric Power Co., Inc. (The)	79,000	1,886
Tokyo Electron Ltd.	13,300	697
Tokyo Gas Co., Ltd.	(c)174,600	652
Tokyu Corp.	71,400	319
TonenGeneral Sekiyu K.K.	(c)8,000	86
Toppan Printing Co., Ltd.	30,600	324
Toray Industries, Inc.	(c)85,100	402
Toshiba Corp.	206,000	816
Tosoh Corp.	(c)31,000	128
Toto Ltd.	38,600	304
Toyo Seikan Kaisha Ltd.	13,600	214
Toyoba Co., Ltd.	5,000	12
Toyoda Gosei Co., Ltd.	(c)800	13
Toyota Industries Corp.	6,650	181
Toyota Motor Corp.	198,400	7,094
Trend Micro, Inc.	8,200	290
UFJ Holdings, Inc.	(a)422	2,188
Uni-Charm Corp.	(c)2,800	112
Uniden Corp.	4,000	63
UNY Co., Ltd.	8,000	91
Ushio, Inc.	(c)1,000	18
USS Co., Ltd.	2,090	134
Wacoal Corp.	(c)5,000	63
West Japan Railway Co.	24	82
World Co., Ltd.	1,800	63
Yahoo! Japan Corp.	276	577
Yakult Honsha Co., Ltd.	(c)7,000	126
Yamada Denki Co., Ltd.	(c)8,000	458
Yamaha Corp.	6,800	106
Yamaha Motor Co., Ltd.	3,000	55
Yamato Transport Co., Ltd.	20,000	276
Yamazaki Baking Co., Ltd.	6,000	52
Yokogawa Electric Corp.	15,700	193
		131,041
Luxembourg (0.1%)
Arcelor	27,333	533
Malaysia (0.6%)
AMMB Holdings Bhd	122,600	81
Astro All Asia Networks plc	(a)90,400	129
Berjaya Sports Toto Bhd	64,800	72
British American Tobacco (Malaysia) Bhd	14,300	157
Commerce Asset Holdings Bhd	117,300	156
Gamuda Bhd	36,800	40
Genting Bhd	31,200	155
Hong Leong Bank Bhd	62,100	85
IOI Corp. Bhd	62,000	171
Kuala Lumpur Kepong Bhd	32,400	58
Magnum Corp. Bhd	54,700	31
Malakoff Bhd	52,000	104
Malayan Banking Bhd	148,700	425
Malaysia International Shipping Corp. Bhd (Foreign)	47,700	225
Maxis Communications Bhd	63,000	161
Media Prima Bhd	(a)1	@—
Nestle (Malaysia) Bhd	10,000	$63
OYL Industries Bhd	6,600	63
Petronas Gas Bhd	12,000	25
PLUS Expressways Bhd	143,300	124
Proton Holdings Bhd	23,000	43
Public Bank Bhd (Foreign)	87,000	153
Resorts World Bhd	41,000	102
RHB Capital Bhd	116,000	64
Sime Darby Bhd	120,200	183
SP Setia Bhd	66,400	71
Tanjong plc	22,600	78
Telekom Malaysia Bhd	74,000	194
Tenaga Nasional Bhd	76,100	210
YTL Corp. Bhd	76,800	108
		3,531
Netherlands (4.7%)
ABN AMRO Holding N.V.	92,776	2,278
Aegon N.V.	100,362	1,294
Akzo Nobel N.V.	17,430	684
ASML Holding N.V.	(a)(c)26,970	422
Corio N.V. REIT	4,898	273
DSM N.V.	4,597	314
Euronext N.V.	5,187	175
European Aeronautic Defense & Space Co.	11,528	366
Hagemeyer N.V.	(a)(c)4,613	11
Heineken N.V.	40,854	1,259
ING Groep N.V. CVA	103,850	2,922
Koninklijke Philips Electronics N.V.	46,499	1,169
OCE N.V.	4,750	70
Reed Elsevier N.V.	24,491	340
Rodamco Europe N.V. REIT	4,020	329
Royal Dutch Petroleum Co.	133,271	8,674
Royal KPN N.V.	97,796	819
Royal Numico N.V.	(a)8,920	356
TNT N.V.	38,543	976
Unilever N.V. CVA	40,956	2,651
Vedior N.V. CVA	11,548	162
VNU N.V.	9,226	257
Wereldhave N.V. REIT	1,996	213
Wolters Kluwer N.V. CVA	(c)12,915	246
		26,260
New Zealand (0.0%)
Carter Holt Harvey Ltd.	37,926	60
Telecom Corp. of New Zealand Ltd.	13,998	59
		119
Norway (0.5%)
DNB NOR ASA	11,099	115
Norsk Hydro ASA	9,519	870
Norske Skogindustrier ASA	5,100	83
Orkla ASA	7,350	270
Statoil ASA	31,600	642
Tandberg ASA	(c)900	10
Telenor ASA	40,000	318
Tomra Systems ASA	4,553	19

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Norway (cont’d)
Yara International ASA	12,419	$196
		2,523
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	75,976	195
Brisa-Auto Estradas de Portugal S.A.	18,746	147
Energias de Portugal S.A.	(c)15,231	38
Portugal Telecom SGPS S.A. (Registered)	36,879	351
PT Multimedia SGPS S.A.	832	9
		740
Singapore (1.3%)
Ascendas REIT	76,000	100
CapitaLand Ltd.	101,000	142
CapitaMall Trust REIT	65,500	92
Chartered Semiconductor Manufacturing Ltd.	(a)(c)101,000	79
City Developments Ltd.	56,719	251
ComfortDelgro Corp., Ltd.	172,477	172
Creative Technology Ltd.	(c)5,520	36
DBS Group Holdings Ltd.	106,612	902
Fraser & Neave Ltd.	17,000	158
Jardine Cycle & Carriage Ltd.	11,000	87
Keppel Corp., Ltd.	(c)53,000	392
Keppel Land Ltd.	(c)37,000	55
Neptune Orient Lines Ltd.	48,000	107
Oversea-Chinese Banking Corp., Ltd.	101,356	697
Overseas Union Enterprise Ltd.	7,468	40
Parkway Holdings Ltd.	63,000	70
SembCorp Industries Ltd.	83,183	131
SembCorp Marine Ltd.	57,000	89
Singapore Airlines Ltd.	50,000	332
Singapore Exchange Ltd.	78,539	98
Singapore Land Ltd.	16,000	54
Singapore Post Ltd.	134,000	79
Singapore Press Holdings Ltd.	152,028	387
Singapore Technologies Engineering Ltd.	127,296	182
Singapore Telecommunications Ltd.	649,595	1,068
STATS ChipPAC Ltd.	(a)100,000	71
United Overseas Bank Ltd.	113,389	954
United Overseas Land Ltd. (London Shares)	(c)52,189	71
Venture Corp., Ltd.	22,444	212
		7,108
Spain (2.8%)
Abertis Infraestructuras S.A.	(c)18,533	471
Acciona S.A.	1,720	170
Acerinox S.A.	9,972	135
ACS S.A.	12,982	362
Altadis S.A.	11,925	498
Amadeus Global Travel Distribution S.A., Class A	21,805	191
Antena 3 Television S.A.	(c)2,588	52
Banco Bilbao Vizcaya Argentaria S.A.	102,567	1,578
Banco Popular Espanol S.A.	28,465	343
Banco Santander Central Hispano S.A.	143,660	1,659
Cintra Concesiones de Infraestructuras de Transporte S.A.	(a)8,791	103
Endesa S.A.	(c)35,761	837
Fomento de Construcciones y Contratas S.A.	1,882	$106
Gas Natural SDG S.A.	(c)51,329	1,509
Grupo Ferrovial S.A.	2,890	186
Iberdrola S.A.	(c)30,933	813
Inditex S.A.	(c)10,027	258
Indra Sistemas S.A.	2,154	43
Metrovacesa S.A.	(c)1,527	90
Repsol YPF S.A.	(c)48,523	1,235
Sacyr Vallehermoso S.A.	4,216	99
Sociedad General de Aguas de Barcelona S.A., Class A	(c)7,719	166
Telefonica S.A.	263,540	4,303
Union Fenosa S.A.	7,982	243
		15,450
Sweden (1.7%)
Alfa Laval AB	950	14
Assa Abloy AB, Class B	16,877	217
Atlas Copco AB, Class A	15,798	250
Atlas Copco AB, Class B	9,597	138
Electrolux AB, Class B	10,500	223
Eniro AB	4,500	51
Faberge AB	(c)3,300	72
Getinge AB, Class B	8,700	118
Hennes & Mauritz AB, Class B	(c)16,500	579
Holmen AB, Class B	4,000	108
Modern Times Group AB, Class B	(a)1,200	37
Nordea Bank AB	(c)128,744	1,167
Sandvik AB	10,018	371
Scania AB, Class B	5,500	202
Securitas AB, Class B	25,740	429
Skandia Forsakrings AB	22,865	125
Skandinaviska Enskilda Banken AB, Class A	(c)22,266	369
Skanska AB, Class B	(c)16,351	202
SKF AB, Class B	16,264	166
Ssab Svenskt Stal AB, Class A	2,050	47
Svenska Cellulosa AB, Class B	11,122	355
Svenska Handelsbanken, Class A	(c)36,136	736
Swedish Match AB	19,700	223
Tele2 AB, Class B	(c)7,674	72
Telefonaktiebolaget LM Ericsson, Class B	574,442	1,835
TeliaSonera AB	83,087	396
Volvo AB, Class A	(c)4,895	192
Volvo AB, Class B	(c)11,085	450
Wihlborgs Fastigheter AB	(a)660	16
Wm-Data AB, Class B	10,675	27
		9,187
Switzerland (5.1%)
ABB Ltd.	(a)89,417	583
Adecco S.A. (Registered)	(c)3,588	163
Ciba Specialty Chemicals AG (Registered)	3,414	198
Clariant AG (Registered)	(a)11,289	149
Compagnie Financiere Richemont AG, Class A	19,186	643
Credit Suisse Group	34,410	1,350
Geberit AG (Registered)	169	108
Givaudan (Registered)	403	234
Holcim Ltd. (Registered)	9,431	572

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Switzerland (cont’d)
Kudelski S.A.	(a)322	$12
Logitech International S.A. (Registered)	(a)2,400	77
Lonza Group AG (Registered)	1,634	90
Nestle S.A. (Registered)	22,981	5,874
Nobel Biocare Holding AG	1,400	283
Novartis AG (Registered)	(c)115,942	5,507
Roche Holding AG (Genusschein)	35,299	4,452
Schindler Holding AG	276	99
Serono S.A., Class B	(c)549	351
SGS S.A.	272	186
STMicroelectronics N.V.	10,188	162
Straumann Holding AG	640	133
Sulzer AG (Registered)	39	16
Swatch Group AG (Registered)	2,527	72
Swatch Group AG, Class B	(c)1,232	173
Swiss Reinsurance (Registered)	3,383	207
Swisscom AG (Registered)	1,053	343
Syngenta AG	(a)7,465	765
Synthes, Inc.	2,970	326
UBS AG (Registered)	57,751	4,495
Valora Holding AG	(a)96	22
Zurich Financial Services AG	(a)2,421	416
		28,061
Thailand (0.7%)
Advanced Info Service PCL (Foreign)	193,400	458
Bangkok Bank PCL	76,500	187
Bangkok Bank PCL (Foreign)	147,100	383
BEC World PCL (Foreign)	194,600	55
Charoen Pokphand Foods PCL (Foreign)	484,652	50
Delta Electronics Thai PCL (Foreign)	68,700	28
Electricity Generating PCL (Foreign)	37,156	72
Hana Microelectronics PCL (Foreign)	41,580	21
Kasikornbank PCL	123,100	163
Kasikornbank PCL (Foreign)	184,461	254
Land & Houses PCL	378,839	62
Land & Houses PCL (Foreign, Registered)	283,236	48
National Finance PCL (Foreign)	138,900	43
PTT Exploration & Production PCL (Foreign)	22,394	208
PTT PCL (Foreign)	161,100	850
Sahaviriya Steel Industries PCL (Foreign)	916,000	44
Shin Corp. PCL (Foreign)	250,600	227
Siam Cement PCL	36,936	203
Siam Cement PCL (Foreign)	66,700	390
Siam City Cement PCL (Foreign)	21,700	145
Siam Commercial Bank PCL (Foreign, Preference)	51,768	58
Siam Commercial Bank PCL (Foreign, Registered)	109,000	124
Tisco Finance PCL (Foreign)	83,400	51
		4,124
United Kingdom (19.4%)
3i Group plc	10,052	122
Aegis Group plc	38,679	69
Alliance Unichem plc	4,158	63
Amec plc	9,740	57
Amvescap plc	11,317	67
Anglo American plc (London Shares)	83,687	$1,964
ARM Holdings plc	43,269	87
Arriva plc	6,576	64
Associated British Ports Holdings plc	14,141	124
AstraZeneca plc	81,759	3,379
Aviva plc	106,444	1,182
BAA plc	58,481	648
BAE Systems plc	160,216	820
Balfour Beatty plc	23,938	142
Barclays plc	297,138	2,948
Barratt Developments plc	8,595	110
BBA Group plc	24,241	134
Bellway plc	3,854	59
Berkeley Group Holdings plc	4,037	66
BG Group plc	187,493	1,537
BHP Billiton plc	145,246	1,863
BOC Group plc	30,217	542
Boots Group plc	31,872	347
BP plc	1,223,933	12,727
BPB plc	26,609	251
Brambles Industries plc	(c)61,641	336
British Airways plc	(a)26,082	123
British American Tobacco plc	74,536	1,440
British Land Co. plc	39,554	620
British Sky Broadcasting plc	39,104	369
BT Group plc	400,301	1,643
Bunzl plc	20,918	195
Cable & Wireless plc	116,291	309
Cadbury Schweppes plc	103,126	982
Capita Group plc	75,169	494
Carnival plc	12,767	725
Centrica plc	123,359	511
Cobham plc	5,661	143
Compass Group plc	154,018	646
Corus Group plc	(a)196,650	147
Daily Mail & General Trust, Class A	11,011	129
Davis Service Group plc	2,167	18
De La Rue plc	22,562	164
Diageo plc	168,739	2,480
Dixons Group plc	66,685	187
Electrocomponents plc	29,846	128
Emap plc	9,204	128
EMI Group plc	29,007	131
Enterprise Inns plc	25,968	387
Exel plc	20,182	306
Filtrona plc	(a)13,447	59
Firstgroup plc	17,876	105
FKI plc	7,577	13
Friends Provident plc	78,725	256
GKN plc	23,334	107
GlaxoSmithKline plc	287,664	6,941
Group 4 Securicor plc	(a)38,187	100
GUS plc	33,000	519
Hammerson plc	21,690	344
Hanson plc	41,100	394
Hays plc	176,839	409

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
HBOS plc	176,390	$2,715
Hilton Group plc	118,802	607
HSBC Holdings plc	526,984	8,399
IMI plc	23,602	176
Imperial Chemical Industries plc	65,256	296
Imperial Tobacco Group plc	31,636	850
InterContinental Hotels Group plc	34,667	436
Invensys plc	(a)60,854	11
ITV plc	135,003	297
Johnson Matthey plc	14,688	280
Kelda Group plc	28,432	355
Kesa Electricals plc	8,981	45
Kingfisher plc	40,313	177
Land Securities Group plc	35,398	879
Legal & General Group plc	265,165	545
Liberty International plc	19,123	331
Lloyds TSB Group plc	254,973	2,155
LogicaCMG plc	35,943	111
Man Group plc	3,684	95
Marks & Spencer Group plc	57,749	372
Meggitt plc	26,324	133
MFI Furniture plc	6,439	13
Misys plc	24,343	103
Mitchells & Butlers plc	38,452	229
National Express Group plc	6,715	109
National Grid Transco plc	174,752	1,690
Next plc	9,075	244
Pearson plc	28,138	330
Peninsular & Oriental Steam Navigation Co. (The)	45,240	257
Persimmon plc	9,675	135
Pilkington plc	53,080	113
Prudential plc	71,742	634
Punch Taverns plc	18,379	240
Rank Group plc	42,646	205
Reckitt Benckiser plc	51,873	1,524
Reed Elsevier plc	44,410	424
Rentokil Initial plc	195,393	556
Reuters Group plc	52,158	368
Rexam plc	26,179	225
Rio Tinto plc	63,085	1,921
Rolls-Royce Group plc	(a)82,976	425
Rolls-Royce Group plc, Class B	5,287,450	9
Royal & Sun Alliance Insurance Group	105,213	157
Royal Bank of Scotland Group plc	137,235	4,133
SABMiller plc	26,725	416
Sage Group plc	70,602	282
Sainsbury (J) plc	56,599	288
Scottish & Newcastle plc	12,647	105
Scottish & Southern Energy plc	48,116	870
Scottish Power plc	104,601	927
Serco Group plc	29,265	133
Severn Trent plc	24,738	450
Shell Transport & Trading Co. plc (Registered)	522,236	5,059
Signet Group plc	53,624	104
Slough Estates plc	30,652	285
Smith & Nephew plc	31,748	$313
Smiths Group plc	27,853	458
Stagecoach Group plc	24,151	51
Tate & Lyle plc	35,920	306
Taylor Woodrow plc	21,025	127
Tesco plc	321,298	1,830
TI Automotive Ltd., Class A	(a)(d)1,505	@—
Tomkins plc	50,135	234
Unilever plc	150,711	1,449
United Business Media plc	9,976	88
United Utilities plc	5,482	65
Vodafone Group plc	3,071,138	7,463
Whitbread plc	18,967	323
William Hill plc	30,085	290
Wimpey George plc	14,057	110
Wolseley plc	27,907	585
WPP Group plc	34,449	353
Yell Group plc	22,346	170
		107,803
Total Common Stocks (Cost $441,852)		495,194

	No. of
	Rights
Rights (0.0%)
Spain (0.0%)
Sacyr Vallehermoso S.A., expiring 7/7/05
Total Rights (Cost $@—)	(a)4,216	3

	Face
	Amount
	(000)
Short-Term Investments (22.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (13.2%)
Abbey National Treasury Services,
3.13%, 7/18/05	$ (h)1,450	1,450
Ajax Bambino Funding Ltd., 3.25%, 8/10/05	910	910
Banco Bilbao Viz Argentaria, London,
3.11%, 7/15/05	2,002	2,002
Bank of New York,
3.16%, 7/11/05	(h)979	979
3.33%, 7/1/05	(h)3,212	3,212
Barclays, New York, 3.11%, 7/11/05	2,155	2,155
Bear Stearns,
3.23%, 7/15/05	(h)1,959	1,959
3.52%, 7/1/05	(h)862	862
Calyon NY, 3.31%, 8/29/05	(h)783	783
CC USA, Inc.,
3.33%, 7/1/05	(h)979	979
3.49%, 7/1/05	(h)941	941
CIC NY, 3.19%, 7/13/05	(h)2,938	2,938
CIT Group Holdings, 3.18%, 7/29/05	(h)1,232	1,232
Citigroup Global Markets, Inc., 3.48%, 7/1/05	5,864	5,864
Citigroup, Inc., 3.32%, 9/1/05	(h)940	940
Deka DG, 3.19%, 7/19/05	(h)1,959	1,959
Eni Coordination Center, 3.32%, 8/29/05	(h)979	979
Galaxy Funding, Inc., 3.14%, 7/27/05	389	389
Gemini Securitization Corp., 3.06%, 7/6/05	583	583

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Goldman Sachs Group LP, 3.20%, 7/15/05	$ (h)979	$979
International Lease Finance Corp.,
3.44%, 9/22/05	(h)1,508	1,508
K2 (USA) LLC,
3.08%, 7/1/05	(h)2,781	2,781
3.19%, 7/15/05	(h)901	901
3.33%, 7/1/05	(h)979	979
KBC, London, 3.31%, 8/9/05	1,371	1,371
Lake Constance Funding LLC, 3.05%, 7/7/05	583	583
Landesbank Baden-Wuerttemberg London,
3.04%, 7/7/05	979	979
3.05%, 7/8/05	3,920	3,920
Links Finance LLC,
3.08%, 7/1/05	(h)1,959	1,959
3.27%, 8/26/05	(h)1,176	1,176
3.29%, 7/26/05	(h)979	979
3.33%, 7/1/05	(h)979	979
Marshall & Ilsley Bank, 3.44%, 9/29/05	(h)2,743	2,743
Monte De Paschi, 3.05%, 7/8/05	3,918	3,918
Nationwide Building Society,
3.18%, 7/13/05	(h)1,568	1,568
3.51%, 9/28/05	(h)2,272	2,272
Pfizer, Inc., 3.12%, 7/7/05	(h)1,959	1,959
Proctor & Gamble, 3.34%, 9/9/05	(h)803	803
Sigma Finance, Inc.,
3.20%, 7/15/05	(h)1,959	1,959
3.34%, 7/1/05	(h)1,959	1,959
SLM Corp., 3.26%, 7/20/05	(h)1,959	1,959
Tango Finance Corp., 3.33%, 7/1/05	(h)1,645	1,645
Unicredito Delaware, Inc., 3.14%, 7/20/05	584	584
Westdeutsche Landesbank N.Y., 3.17%, 7/11/05	(h)979	979
Windmill Funding, 3.06%, 7/6/05	389	389
		72,947

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	685,602	686

	Face
	Amount
	(000)
Repurchase Agreement (8.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $48,943	$ (f)48,938	48,938
Total Short-Term Investments (Cost $122,571)		122,571
Total Investments (111.4%) (Cost $564,423) — including $70,065 of Securities Loaned		617,768
Liabilities in Excess of Other Assets (-11.4%)		(63,085)
Net Assets (100%)		$554,683

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2005.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	16,205	$19,660	9/8/05	USD	19,875	$19,875	$215
EUR	20,489	24,866	9/15/05	USD	24,947	24,947	81
EUR	10,177	12,350	9/15/05	USD	12,307	12,307	(43)
GBP	3,160	5,649	9/15/05	USD	5,688	5,688	39
JPY	1,162,490	10,550	9/8/05	USD	10,800	10,800	250
JPY	1,125,221	10,212	9/8/05	USD	10,350	10,350	138
JPY	649,920	5,902	9/15/05	USD	5,989	5,989	87
JPY	1,195,525	10,857	9/15/05	USD	11,040	11,040	183
SGD	945	562	9/15/05	USD	567	567	5
USD	5,591	5,591	9/15/05	AUD	7,335	5,559	(32)
USD	213	213	9/15/05	AUD	280	212	(1)
USD	300	300	9/15/05	AUD	388	294	(6)
USD	19,737	19,737	9/8/05	EUR	16,205	19,660	(77)
USD	6,173	6,173	9/15/05	EUR	5,079	6,164	(9)
USD	7,724	7,724	9/15/05	EUR	6,351	7,707	(17)
USD	7,564	7,564	9/15/05	EUR	6,252	7,587	23
USD	13,531	13,531	9/15/05	EUR	11,137	13,516	(15)
USD	5,505	5,505	9/15/05	EUR	4,528	5,495	(10)
USD	12,389	12,389	9/15/05	EUR	10,247	12,436	47
USD	2,789	2,789	9/15/05	EUR	2,309	2,802	13
USD	1,400	1,400	9/15/05	EUR	1,146	1,391	(9)
USD	2,961	2,961	9/15/05	GBP	1,640	2,931	(30)
USD	3,321	3,321	9/15/05	GBP	1,839	3,286	(35)
USD	155	155	9/15/05	GBP	86	154	(1)
USD	3,537	3,537	9/15/05	GBP	1,966	3,514	(23)
USD	5,736	5,736	9/15/05	GBP	3,179	5,682	(54)
USD	850	850	9/15/05	GBP	467	835	(15)
USD	10,130	10,130	9/15/05	JPY	1,097,445	9,966	(164)
USD	11,031	11,031	9/15/05	JPY	1,197,280	10,873	(158)
USD	5,335	5,335	9/15/05	JPY	577,830	5,247	(88)
USD	21,188	21,188	9/8/05	JPY	2,287,711	20,762	(426)
USD	3,285	3,285	9/15/05	SEK	25,050	3,219	(66)
USD	300	300	9/15/05	SEK	2,264	291	(9)
USD	1,012	1,012	9/15/05	SGD	1,690	1,005	(7)
USD	5,073	5,073	7/20/05	TWD	158,900	5,021	(52)
		$257,438				$257,172	$(266)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
IBEX 35 Index
(Spain)	24	$2,830	Jul-05	$55
MSCI SING Index
(Singapore)	16	500	Jul-05	2
MSCI Taiwan Index
(Taiwan)	236	6,105	Jul-05	(42)
OMX 30 Index
(Sweden)	350	3,685	Jul-05	23
DAX Index
(Germany)	123	17,202	Sep-05	31
FTSE 100 Index
(United Kingdom)	119	10,920	Sep-05	156
SPI 200 Index
(Australia)	75	6,099	Sep-05	(20)
TOPIX Index
(Japan)	90	9,532	Sep-05	278
				$483

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*	Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (97.3%)
(Unless otherwise noted)
Austria (0.4%)
Raiffeisen International Bank Holding AG	(a)87,963	$5,597
Brazil (11.3%)
All America Latina Logistica S.A. (Preference)	148,050	4,406
Banco Itau Holding Financeira S.A. (Preference)	44,562	8,287
Banco Itau Holding Financeira S.A. ADR (Preference)	(c)149,776	13,854
Banco Nacional S.A. (Preference)	(a)295,998,880	@—
CEMIG S.A. (Preference)	70,786,092	2,249
CEMIG S.A. ADR (Preference)	139,900	4,456
CPFL Energia S.A.	431,485	3,400
CPFL Energia S.A. ADR	(c)41,610	986
CVRD ADR (Preference)	1,031,094	26,191
CVRD, Class A (Preference)	14,021	356
Embratel Participacoes S.A. (Preference)	(a)2,434,561,000	5,130
Empresa Brasileira de Aeronautica S.A. ADR	(c)360,140	11,910
Gerdau S.A. (Preference)	(c)407,500	3,944
Gerdau S.A. ADR	174,979	1,703
Petrobras S.A. (Preference)	56,883	2,621
Petrobras S.A. ADR	(c)458,875	23,921
Petrobras S.A. ADR (Preference)	484,498	22,306
Tele Norte Leste Participacoes S.A.	119,000	2,732
Telesp Celular Participacoes S.A.	(a)1,119,476	4,756
Telesp Celular Participacoes S.A. (Preference)	(a)51,813	37
Unibanco	188,721	1,459
Unibanco GDR	(c)236,780	9,144
		153,848
Chile (1.2%)
Enersis S.A. ADR	(c)1,527,200	15,944
China/Hong Kong (5.6%)
Air China Ltd., Class H	(a)3,510,000	1,181
Asia Aluminum Holdings Ltd.	28,672,000	3,369
China Life Insurance Co., Ltd.	(a)(c)7,557,000	5,145
China Mobile Hong Kong Ltd.	2,364,000	8,741
China Resources Power Holdings Co.	7,459,000	4,146
China Techfaith Wireless Communication Technology Ltd. ADR	(a)114,200	1,858
Fountain Set Holdings Ltd.	(c)4,633,000	2,377
Foxconn International Holdings Ltd.	(a)3,975,000	2,957
Global Bio-Chem Technology Group Co., Ltd.	8,399,000	5,201
GOME Electrical Appliances Holdings Ltd.	(c)4,069,000	3,506
Grande Holdings Ltd.	2,069,000	1,926
Hainan Meilan International Airport Co., Ltd., Class H	2,335,000	1,335
Hopewell Highway Infrastructure Ltd.	(c)4,846,000	3,489
Huadian Power International Corp., Ltd., Class H	10,701,000	3,013
Kingboard Chemical Holdings Ltd.	1,859,000	5,917
Lianhua Supermarket Holdings Co., Ltd., Class H	(c)2,064,000	2,349
Moulin Global Eyecare Holdings Ltd.	(c)(d)2,150,000	$ @—
Norstar Founders Group Ltd.	(c)5,621,000	1,602
Ping An Insurance Group Co. of China Ltd., Class H	3,130,000	5,018
Shougang Concord Century Holdings Ltd.	12,407,000	1,021
TPV Technology Ltd.	7,621,000	5,091
Victory City International Holdings Ltd.	3,929,000	1,270
Wumart Stores, Inc.	1,033,000	1,662
Yanzhou Coal Mining Co., Ltd., Class H	(c)4,882,000	3,808
		75,982
Colombia (0.4%)
BanColombia S.A. ADR	350,800	5,609
Egypt (1.5%)
Eastern Tobacco	268,285	9,959
MobiNil	331,349	10,407
Orascom Construction Industries GDR	(a)2,608	149
		20,515
India (7.4%)
ABB Ltd. India	140,582	4,297
Aventis Pharma Ltd.	96,492	2,833
Bharat Heavy Electricals Corp.	564,385	11,218
Cipla Ltd.	421,665	3,051
Container Corp. of India Ltd.	140,919	3,005
GlaxoSmithKline Pharmaceuticals Ltd.	156,500	2,889
Glenmark Pharmaceuticals Ltd.	430,000	2,668
Gujarat Ambuja Cements Ltd.	480,000	652
Gujarat Ambuja Cements Ltd. GDR	1,980,000	2,752
HDFC Bank Ltd.	352,000	5,133
Hero Honda Motors Ltd.	395,385	5,253
Hindalco Industries Ltd.	86,480	2,387
Hindustan Lever Ltd.	992,260	3,727
Housing Development Finance Corp.	242,000	4,912
India Info.com PCL	(d)393,611	@—
Industrial Development Bank of India Ltd.	653,000	1,529
Infosys Technologies Ltd.	207,036	11,202
ITC Ltd.	44,000	1,669
ITC Ltd. (Registered) GDR	43,400	1,619
Mahanagar Telephone Nigam Ltd.	820,000	2,183
Mahindra & Mahindra Ltd.	277,000	3,554
Morgan Stanley Growth Fund	(a)(k)17,282,900	9,007
Oil & Natural Gas Corp., Ltd.	210,200	4,932
Punjab National Bank	(d)107,000	933
Siemens India Ltd.	57,000	2,550
UTI Bank Ltd.	(a)241,000	1,371
UTI Bank Ltd. GDR	316,000	1,747
Wipro Ltd.	209,500	3,686
		100,759
Indonesia (0.7%)
Bank Central Asia Tbk PT	9,268,000	3,415
Bank Rakyat Indonesia	10,739,000	3,185
Bumi Resources Tbk PT	(a)17,865,000	1,517
Gudang Garam Tbk PT	900,500	1,166
		9,283
Israel (0.7%)
Check Point Software Technologies Ltd.	(a)(c)484,884	9,601

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Malaysia (1.8%)
Bandar Raya Developments Bhd	2,727,000	$1,076
Commerce Asset Holdings Bhd	1,989,000	2,641
Magnum Corp. Bhd	4,281,000	2,429
MK Land Holdings Bhd	4,747,000	1,372
Resorts World Bhd	827,000	2,065
Road Builder (M) Holdings Bhd	1,658,000	1,039
SP Setia Bhd	2,742,499	2,940
Tenaga Nasional Bhd	2,424,000	6,692
YTL Corp. Bhd	3,122,066	4,396
		24,650
Mexico (10.2%)
America Movil S.A. de C.V., Class L ADR	725,203	43,229
Empresas ICA Sociedad Controladora S.A. de C.V.	(a)4,824,800	1,962
Empresas ICA Sociedad Controladora S.A. de C.V. ADR	(a)274,800	668
Fomento Economico Mexicano S.A. de C.V. ADR	179,000	10,663
Grupo Financiero Banorte S.A. de C.V., Class O	897,790	5,931
Grupo Televisa S.A. ADR	501,740	31,153
Kimberly-Clark de Mexico S.A. de C.V., Class A	1,527,070	5,242
Wal-Mart de Mexico S.A. de C.V. ADR	(c)156,094	6,333
Wal-Mart de Mexico S.A. de C.V., Series V	8,453,208	34,403
		139,584
Morocco (0.3%)
Banque Marocaine du Commerce Exterieur	65,400	4,172
Pakistan (0.3%)
National Bank of Pakistan	791,100	1,433
Pakistan Telecommunication Co., Ltd.	2,883,200	3,190
		4,623
Poland (3.4%)
Agora S.A.	356,826	6,812
Bank Pekao S.A.	113,051	4,865
NFI Empik Media & Fasion S.A.	(a)758,047	1,393
Powszechna Kasa Oszczednosci Bank Polski S.A.	(a)1,207,061	9,781
Telekomunikacja Polska S.A.	608,589	3,741
Telekomunikacja Polska S.A. GDR	2,454,800	15,211
TVN S.A.	(a)339,032	4,965
		46,768
Russia (8.2%)
Alliance Cellulose Ltd.	(a)(d)592,359	@—
Efes Breweries International N.V. GDR	(a)172,365	5,817
Highland Gold Mining Ltd.	1,528,700	4,543
LUKOIL ADR	1,252,236	46,057
Mobile Telesystems ADR	183,100	6,162
Mobile Telesystems GDR	254,800	8,635
OAO Gazprom ADR (Registered)	(c)99,840	3,604
Peter Hambro Mining plc	(a)324,789	3,765
Pyaterochka Holding NV GDR	(a)(e)396,613	5,711
Sberbank RF GDR	(a)247,850	16,519
Vimpel-Communications ADR	(a)114,600	3,900
Wimm-Bill-Dann Foods OJSC ADR	(a)419,900	$6,899
		111,612
South Africa (11.1%)
African Bank Investments Ltd.	3,888,800	10,900
Anglo American plc (London Shares)	1	@—
Aveng Ltd.	(c)3,405,000	6,322
AVI Ltd.	17,800	35
Barloworld Ltd.	496,000	7,085
Edgars Consolidated Stores Ltd.	223,500	9,735
Harmony Gold Mining Co., Ltd.	(c)690,902	5,997
Harmony Gold Mining Co., Ltd. ADR	(c)336,973	2,885
Impala Platinum Holdings Ltd.	72,038	6,456
Lewis Group Ltd.	(a)772,700	4,241
Massmart Holdings Ltd.	1,489,945	10,022
Metropolitan Holdings Ltd.	2,337,500	3,559
Mittal Steel South Africa Ltd.	200	2
MTN Group Ltd.	2,992,450	19,912
Murray & Roberts Holdings Ltd.	2,180,200	4,588
Naspers Ltd. Class N	842,600	10,495
Pretoria Portland Cement Co., Ltd.	61,000	2,111
Sanlam Ltd.	14,400	25
Shoprite Holdings Ltd.	2,695,709	5,933
Standard Bank Group Ltd.	2,347,404	22,742
Steinhoff International Holdings Ltd.	4,125,521	9,521
Telkom S.A. Ltd.	579,730	9,493
		152,059
South Korea (12.2%)
Cheil Industries, Inc.	297,870	4,791
Daelim Industrial Co.	23,770	1,269
Daishin Securities Co., Ltd. (Preference)	189,060	1,812
Doosan Heavy Industries and Construction Co., Ltd.	365,170	5,950
Doosan Infracore Co., Ltd.	192,530	1,681
GS Engineering & Construction Corp.	271,880	8,937
Handsome Co., Ltd.	260,300	2,462
Hankook Tire Co., Ltd.	907,360	10,883
Hanmi Pharm Co., Ltd.	23,280	1,576
Hynix Semiconductor, Inc.	(a)212,180	3,442
Hyundai Heavy Industries Co., Ltd.	63,900	3,193
Hyundai Mobis	178,620	11,953
Hyundai Motor Co.	118,720	6,558
Hyundai Motor Co. (Preferred)	59,270	2,110
Korea Electric Power Corp.	100,980	3,098
Korean Air Lines Co., Ltd.	189,500	3,188
KT&G Corp.	233,100	9,118
Kumho Tire Co., Inc. GDR	(a)(c)224,940	1,631
Orion Corp.	58,631	8,633
Pusan Bank	313,830	2,779
S-Oil Corp.	43,190	3,437
Samsung Electronics Co., Ltd.	57,623	27,301
Samsung Electronics Co., Ltd. (Preferred)	26,399	8,617
Samsung Fire & Marine Insurance Co., Ltd.	33,580	2,714
Samsung Heavy Industries Co., Ltd.	317,120	2,855
Samsung SDI Co., Ltd.	90,600	8,458
Shinhan Financial Group Co., Ltd.	366,480	9,480
SK Corp.	59,250	3,134

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Value
Shares	(000)
South Korea (cont’d)
STX Shipbuilding Co., Ltd.	212,480	$4,995
166,055
Taiwan (11.9%)
Acer, Inc.	576,217	1,132
Asia Optical Co., Inc.	1,419,272	9,777
AU Optronics Corp.	(a)5,366,000	8,916
Catcher Technology Co., Ltd.	1,267,800	7,287
Cathay Financial Holding Co., Ltd.	(a)4,210,000	8,471
Cheng Shin Rubber Industry Co., Ltd.	2,024,936	2,268
China Steel Corp.	2,490,000	2,508
Chinatrust Financial Holding Co., Ltd.	5,504,422	5,988
CTCI Corp.	4,380,538	2,400
Cyberlink Corp.	501,066	1,480
Delta Electronics, Inc.	3,939,278	6,100
Delta Electronics, Inc. GDR	307,448	2,390
Eva Airways Corp.	(a)5,417,730	2,612
Far EasTone Telecommunications Co., Ltd.	2,782,000	3,553
Formosa Plastics Corp.	801,150	1,305
HON HAI Precision Industry Co., Ltd.	2,676,441	13,853
HON HAI Precision Industry Co., Ltd. GDR (Registered)	100,200	1,037
Infortrend Technology, Inc.	1,503,565	3,138
Kaulin Manufacturing Co., Ltd.	1,316,250	1,326
Largan Precision Co., Ltd.	468,138	3,061
MediaTek, Inc.	947,013	8,152
Mega Financial Holding Co., Ltd.	10,634,000	6,981
Nan Ya Plastics Corp.	(a)868,000	1,276
Phoenixtec Power Co., Ltd.	2,121,355	2,276
Polaris Securities Co., Ltd.	3,567,183	1,761
Radiant Opto-Electronics Corp.	676,000	2,223
Shin Kong Financial Holding Co., Ltd.	13,331,050	13,430
Springsoft, Inc.	1,585,586	3,296
Taishin Financial Holdings Co., Ltd.	4,260,256	3,563
Taiwan Mobile Co., Ltd.	3,582,000	3,687
Taiwan Semiconductor Manufacturing Co., Ltd.	5,826,434	10,068
Tsann Kuen Enterprise Co.	(a)2,309,825	3,169
United Microelectronics Corp.	(a)18,387,000	13,292
Vanguard International Semiconductor Corp.	(a)119,000	113
Yang Ming Marine Transport	1,266,000	1,128
163,017
Thailand (4.2%)
Advanced Info Service PCL (Foreign)	2,385,500	5,647
Asian Property Development PCL	14,164,700	1,240
Bangkok Bank PCL (Foreign)	3,437,500	8,945
Banpu PCL (Foreign)	435,300	1,567
CH. Karnchang PCL (Foreign)	(c)4,722,700	1,294
CP Seven Eleven PCL (Foreign)	19,152,300	2,617
Italian-Thai Development PCL (Foreign)	(c)18,554,000	4,310
Kasikornbank PCL (Foreign)	(c)4,428,600	6,092
Kasikornbank PCL NVDR	1,024,900	1,364
Lalin Property PCL (Foreign)	4,391,500	536
Land & Houses PCL (Foreign, Registered)	(c)9,594,400	1,613
MBK PCL (Foreign)	765,700	891
PTT PCL (Foreign)	(c)1,277,300	$6,738
Siam City Bank PCL (Foreign, Registered)	4,084,400	2,588
Siam Commercial Bank PCL (Foreign, Registered)	2,194,500	2,496
Siam Makro PCL (Foreign)	389,600	577
Sino Thai Engineering & Construction PCL (Foreign)	(a)(c)3,711,200	958
Thai Oil PCL (Foreign)	1,343,400	2,053
Total Access Communication PCL	(a)1,308,600	4,188
True Corp. PCL (Foreign)	(a)9,426,300	2,372
58,086
Turkey (4.5%)
Akbank T.A.S.	733,747	4,213
Akcansa Cimento A.S.	1,637,001	6,552
Arcelik A.S.	8,000	47
Dogan Yayin Holding A.S.	(a)2,613,277	6,561
Enka Insaat ve Sanayi A.S.	476,205	5,287
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,732,255	6,485
Trakya Cam Sanayi A.S.	1,497,408	5,060
Turk Hava Yollari Anonim Ortakligi	(a)1,629,000	9,187
Turkiye Garanti Bankasi A.S.	(a)1,559,060	6,703
Yapi ve Kredi Bankasi A.S.	(a)2,927,097	11,167
61,262
Total Common Stocks (Cost $1,089,960)	1,329,026

No. of Warrants
(000)
Warrants (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction PCL (Foreign), expiring 4/18/08 (Cost $48)	(a)618,533	65

Face Amount
(000)
Fixed Income Securities (0.7%)
India (0.0%)
Saurashtra Cement & Chemicals Ltd. (expired maturity)	INR	(b)(d)700	@—
Russia (0.7%)
MCSI Holding Ltd. (Secured Notes)	$	(d)10,337	9,510
Total Fixed Income Securities (Cost $11,581)	9,510
Short-Term Investments (6.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.3%)
Abbey National Treasury Services, 3.13%, 7/18/05	(h)1,157	1,157
Ajax Bambino Funding Ltd., 3.25%, 8/10/05	726	726
Banco Bilbao Viz Argentaria, London, 3.11%, 7/15/05	1,597	1,597
Bank of New York,
3.16%, 7/11/05	(h)781	781
3.33%, 7/1/05	(h)2,562	2,562
Barclays, New York, 3.11%, 7/11/05	1,719	1,719

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Bear Stearns,
3.23%, 7/15/05	$ (h)1,562	$1,562
3.52%, 7/1/05	(h)688	688
Calyon NY, 3.31%, 8/29/05	(h)625	625
CC USA, Inc.,
3.33%, 7/1/05	(h)781	781
3.49%, 7/1/05	(h)750	750
CIC NY, 3.19%, 7/13/05	(h)2,343	2,343
CIT Group Holdings, 3.18%, 7/29/05	(h)982	982
Citigroup Global Markets, Inc.,
3.48%, 7/1/05	4,677	4,677
Citigroup, Inc., 3.32%, 9/1/05	(h)750	750
Deka DG, 3.19%, 7/19/05	(h)1,562	1,562
Eni Coordination Center, 3.32%, 8/29/05	(h)781	781
Galaxy Funding, Inc., 3.14%, 7/27/05	310	310
Gemini Securitization Corp.,
3.06%, 7/6/05	465	465
Goldman Sachs Group LP,
3.20%, 7/15/05	(h)781	781
International Lease Finance Corp.,
3.44%, 9/22/05	(h)1,203	1,203
K2 (USA) LLC,
3.08%, 7/1/05	(h)2,218	2,218
3.19%, 7/15/05	(h)719	719
3.33%, 7/1/05	(h)781	781
KBC, London, 3.31%, 8/9/05	1,094	1,094
Lake Constance Funding LLC,
3.05%, 7/7/05	465	465
Landesbank Baden-Wuerttemberg London,
3.04%, 7/7/05	781	781
3.05%, 7/8/05	3,125	3,125
Links Finance LLC,
3.08%, 7/1/05	(h)1,562	1,562
3.27%, 8/26/05	(h)938	938
3.29%, 7/26/05	(h)781	781
3.33%, 7/1/05	(h)781	781
Marshall & Ilsley Bank, 3.44%, 9/29/05	(h)2,187	2,187
Monte De Paschi, 3.05%, 7/8/05	3,125	3,125
Nationwide Building Society,
3.18%, 7/13/05	(h)1,251	1,251
3.51%, 9/28/05	(h)1,812	1,812
Pfizer, Inc., 3.12%, 7/7/05	(h)1,562	1,562
Proctor & Gamble, 3.34%, 9/9/05	(h)641	641
Sigma Finance, Inc.,
3.20%, 7/15/05	(h)1,563	1,563
3.34%, 7/1/05	(h)1,562	1,562
SLM Corp., 3.26%, 7/20/05	(h)1,562	1,562
Tango Finance Corp., 3.33%, 7/1/05	(h)1,312	1,312
Unicredito Delaware, Inc., 3.14%, 7/20/05	466	466
Westdeutsche Landesbank N.Y.,
3.17%, 7/11/05	(h)781	781
Windmill Funding, 3.06%, 7/6/05	311	311
		58,182

	Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund	546,835	$547

	Face
	Amount
	(000)
Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $24,993	$ (f)24,991	24,991
Total Short-Term Investments (Cost $83,720)		83,720
Total Investments (104.2%)(Cost $1,185,309) — including $55,270 of Securities Loaned		1,422,321
Liabilities in Excess of Other Assets (-4.2%)		(56,738)
Net Assets (100%)		$1,365,583

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or portion of security on loan at June 30, 2005.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held $10,443,000 of fair valued securities, representing 0.8% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(k)

Investments in Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the six months ended June 30, 2005, the Portfolio had no purchases or sales of this security. The Portfolio derived no income from this security during the six months ended June 30, 2005.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
INR	Indian Rupee
NVDR	Non Voting Depositary Receipts

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	8,811	$1,134	7/5/05	USD	1,133	$1,133	$(1)
ZAR	90,524	13,597	7/22/05	USD	13,812	13,812	215
ZAR	288,768	42,905	11/14/05	USD	45,168	45,168	2,263
USD	172	172	7/1/05	MXN	1,848	172	@—
USD	5	5	7/5/05	THB	189	5	@—
USD	195	195	7/1/05	ZAR	1,293	195	@—
USD	635	635	7/5/05	ZAR	4,224	635	@—
		$58,643				$61,120	$2,477

HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
THB	—	Thai Baht
ZAR	—	South African Rand

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*       Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

European Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (97.7%)
Austria (0.4%)
Meinl European Land Ltd.	(a)30,800	$534
Belgium (0.6%)
Befimmo S.C.A. REIT	2,449	237
Cofinimmo REIT	3,123	490
		727
Finland (3.6%)
Sponda Oyj	459,001	4,723
France (5.7%)
Fonciere Des Regions	86	8
Klepierre	36,763	3,503
Silic	4,773	486
Unibail	27,000	3,458
		7,455
Germany (2.0%)
IVG Immobilien AG	137,145	2,547
Italy (6.2%)
Aedes S.p.A.	125,049	811
Beni Stabili S.p.A.	5,574,248	5,690
Immobiliare Grande Distribuzione	(a)627,750	1,274
Risanamento S.p.A.	96,551	326
		8,101
Netherlands (13.7%)
Corio N.V. REIT	52,071	2,898
Eurocommercial Properties N.V. CVA REIT	69,082	2,517
Rodamco Europe N.V. REIT	105,899	8,670
Vastned Offices/Industrial N.V. REIT	19,325	498
Vastned Retail N.V. REIT	6,533	439
Wereldhave N.V. REIT	26,826	2,860
		17,882
Spain (8.0%)
Inmobiliaria Colonial S.A.	72,894	3,874
Inmobiliaria Urbis S.A.	213,529	4,012
Metrovacesa S.A.	44,127	2,599
		10,485
Sweden (4.0%)
Castellum AB	30,807	1,253
Hufvudstaden AB, Class A	540,411	4,006
		5,259
Switzerland (4.2%)
Allreal Holding AG	10,300	896
PSP Swiss Property AG	(a)104,731	4,543
		5,439
United Kingdom (49.3%)
British Land Co. plc	736,698	11,544
Brixton plc	358,500	2,282
Capital & Regional plc	183,383	2,647
CLS Holdings plc	(a)67,341	547
Derwent Valley Holdings plc	100,146	2,131
Freeport plc	148,523	1,164
Grainger Trust plc	156,996	1,164
Great Portland Estates plc	24,720	154
Hammerson plc	313,831	$4,983
Land Securities Group plc	501,584	12,462
Liberty International plc	402,977	6,985
London Merchant Securities plc	781,310	3,100
Minerva plc	757,473	3,643
Pillar Property plc	84,138	1,276
Shaftesbury plc	261,743	1,747
Slough Estates plc	569,596	5,302
Unite Group plc	555,491	2,911
Workspace Group plc	58,949	249
		64,291
Total Common Stocks (Cost $116,236)		127,443

	Face
	Amount
	(000)
Short-Term Investment (5.2%)
Repurchase Agreement (5.2%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $6,734 (Cost $6,733)	$ (f)6,733	6,733
Total Investments (102.9%) (Cost $122,969)		134,176
Liabilities in Excess of Other Assets (-2.9%)		(3,733)
Net Assets (100%)		$130,443

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

European Real Estate Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*       Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Canada (2.1%)
Torstar Corp., Class B	89,037	$1,802
Finland (4.7%)
Cargotec Corp., Class B	(a)22,184	620
Kone Oyj, Class B	(a)55,505	3,325
		3,945
France (5.5%)
Groupe Danone	29,562	2,592
Sanofi-Aventis S.A.	25,805	2,113
		4,705
Netherlands (9.1%)
Reed Elsevier N.V.	157,020	2,182
Koninklijke Numico N.V.	(a)74,033	2,953
Wolters Kluwer N.V. CVA	135,398	2,582
		7,717
Spain (3.3%)
Altadis S.A.	54,701	2,287
Zardoya Otis S.A.	18,671	549
		2,836
Sweden (4.4%)
Swedish Match AB	329,430	3,733
Switzerland (7.8%)
Nestle S.A. (Registered)	14,141	3,614
Novartis AG (Registered)	62,800	2,983
		6,597
United Kingdom (41.1%)
Allied Domecq plc	250,118	3,028
British American Tobacco plc	356,444	6,885
Cadbury Schweppes plc	546,926	5,207
Diageo plc	239,296	3,516
GCAP Media plc	180,166	872
GlaxoSmithKline plc	147,823	3,567
Imperial Tobacco Group plc	103,849	2,789
Reckitt Benckiser plc	133,720	3,929
SMG plc	673,377	1,144
Unilever plc	220,728	2,121
WPP Group plc	181,362	1,861
		34,919
United States (18.9%)
Altria Group, Inc.	58,367	3,774
Bristol-Myers Squibb Co.	100,468	2,510
Brown-Forman Corp., Class B	36,186	2,188
Kimberly-Clark Corp.	34,812	2,179
Merck & Co., Inc.	98,411	3,031
New York Times Co. (The), Class A	75,929	2,365
		16,047
Total Common Stocks (Cost $65,525)		82,301

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.8%)
Repurchase Agreement (3.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $3,219 (Cost $3,219)	$ (f)3,219	$3,219
Total Investments (100.7%) (Cost $68,744)		85,520
Liabilities in Excess of Other Assets (-0.7%)		(617)
Net Assets (100%)		$84,903

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	7,965	$14,262	7/21/05	USD	15,183	$15,183	$921
USD	221	221	7/1/05	CHF	283	221	@—
USD	224	224	7/1/05	EUR	185	224	@—
USD	505	505	7/1/05	GBP	282	505	@—
		$15,212				$16,133	$921

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
@	—	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.6%)
Australia (2.0%)
Boral Ltd.	113,205	$556
Foster’s Group Ltd.	149,617	605
National Australia Bank Ltd.	(c)45,181	1,055
		2,216
Bermuda (3.5%)
Tyco International Ltd.	94,990	2,774
XL Capital Ltd., Class A	14,128	1,051
		3,825
France (5.6%)
BNP Paribas S.A.	(c)20,504	1,402
Lafarge S.A.	(c)14,312	1,299
Sanofi-Aventis S.A.	(c)19,449	1,592
Total S.A.	7,491	1,754
		6,047
Germany (1.8%)
BASF AG	16,853	1,117
Bayerische Motoren Werke AG	19,123	870
		1,987
Hong Kong (0.5%)
HongKong Electric Holdings Ltd.	128,180	584
Ireland (2.0%)
Bank of Ireland	82,933	1,344
Kerry Group plc, Class A	35,199	869
		2,213
Italy (3.1%)
ENI S.p.A.	79,511	2,041
Telecom Italia S.p.A. RNC	(c)511,408	1,324
		3,365
Japan (8.7%)
Astellas Pharma, Inc.	31,700	1,082
Canon, Inc.	22,700	1,189
Fuji Photo Film Co., Ltd.	44,500	1,448
Kao Corp.	52,000	1,225
Mitsui Sumitomo Insurance Co., Ltd.	(c)60,000	538
Sekisui House Ltd.	82,000	825
Sumitomo Electric Industries Ltd.	98,000	996
Takeda Pharmaceutical Co., Ltd.	34,300	1,696
Toyota Motor Corp.	12,200	436
		9,435
Netherlands (4.5%)
Koninklijke Philips Electronics N.V.	17,713	445
Royal Dutch Petroleum Co. (NY Shares)	40,677	2,640
Unilever N.V. CVA	15,879	1,028
Wolters Kluwer N.V. CVA	38,322	731
		4,844
New Zealand (1.0%)
Telecom Corp. of New Zealand Ltd.	(c)255,067	1,065
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	44,448	907
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	64,146	987
Telefonica S.A.	(c)72,126	$1,178
		2,165
Switzerland (5.2%)
Nestle S.A. (Registered)	8,058	2,060
Novartis AG (Registered)	29,862	1,418
Syngenta AG	(a)10,435	1,069
UBS AG (Registered)	14,428	1,123
		5,670
United Kingdom (18.7%)
Allied Domecq plc	43,882	531
Amvescap plc	86,835	515
BAA plc	69,128	767
Barclays plc	138,791	1,377
Cadbury Schweppes plc	199,282	1,897
Diageo plc	90,716	1,333
GlaxoSmithKline plc	124,342	3,000
Imperial Tobacco Group plc	72,142	1,938
Morrison WM Supermarkets	224,789	746
Reed Elsevier plc	202,186	1,930
Rentokil Initial plc	161,570	460
Rolls-Royce Group plc	281,103	1,441
Rolls-Royce Group plc, Class B	(a)13,085,800	23
Royal Bank of Scotland Group plc	60,850	1,833
Vodafone Group plc	785,831	1,910
WPP Group plc	58,270	598
		20,299
United States (37.2%)
Alcoa, Inc.	31,113	813
Altria Group, Inc.	36,205	2,341
American Electric Power Co., Inc.	31,246	1,152
American International Group, Inc.	10,184	592
BJ’s Wholesale Club, Inc.	(a)34,534	1,122
Boeing Co. (The)	45,704	3,016
Bristol-Myers Squibb Co.	57,097	1,426
Chevron Corp.	23,155	1,295
Citigroup, Inc.	83,112	3,842
Exxon Mobil Corp.	9,028	519
First Data Corp.	28,775	1,155
Freddie Mac	8,244	538
Gap, Inc. (The)	26,349	520
General Dynamics Corp.	10,603	1,161
Georgia-Pacific Corp.	21,554	685
Hewlett-Packard Co.	52,809	1,242
International Business Machines Corp.	23,247	1,725
Loews Corp. - Carolina Group	14,817	494
MBIA, Inc.	10,919	648
McDonald’s Corp.	40,956	1,136
Mellon Financial Corp.	41,744	1,198
Merrill Lynch & Co., Inc.	20,069	1,104
New York Times Co. (The), Class A	27,958	871
Northrop Grumman Corp.	17,183	949
Pfizer, Inc.	56,025	1,545
Prudential Financial, Inc.	10,707	703
SBC Communications, Inc.	52,457	1,246
Schering-Plough Corp.	34,208	652

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (cont’d)
St. Paul Travelers Cos., Inc. (The)	33,590	$1,328
Verizon Communications, Inc.	40,312	1,393
Viacom, Inc., Class B	31,406	1,006
Wyeth	55,013	2,448
Xerox Corp.	(a)47,559	656
		40,521
Total Common Stocks (Cost $92,915)		105,143

	Face
	Amount
	(000)
Short-Term Investments (12.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.8%)
Abbey National Treasury Services,
3.13%, 7/18/05	$ (h)211	211
Ajax Bambino Funding Ltd.,
3.25%, 8/10/05	132	132
Banco Bilbao Viz Argentaria, London,
3.11%, 7/15/05	291	291
Bank of New York,
3.16%, 7/11/05	(h)142	142
3.33%, 7/1/05	(h)467	467
Barclays, New York, 3.11%, 7/11/05	313	313
Bear Stearns,
3.23%, 7/15/05	(h)285	285
3.52%, 7/1/05	(h)125	125
Calyon NY, 3.31%, 8/29/05	(h)114	114
CC USA, Inc.,
3.33%, 7/1/05	(h)142	142
3.49%, 7/1/05	(h)137	137
CIC NY, 3.19%, 7/13/05	(h)427	427
CIT Group Holdings, 3.18%, 7/29/05	(h)179	179
Citigroup Global Markets, Inc., 3.48%, 7/1/05	853	853
Citigroup, Inc., 3.32%, 9/1/05	(h)137	137
Deka DG, 3.19%, 7/19/05	(h)285	285
Eni Coordination Center, 3.32%, 8/29/05	(h)142	142
Galaxy Funding, Inc., 3.14%, 7/27/05	57	57
Gemini Securitization Corp., 3.06%, 7/6/05	85	85
Goldman Sachs Group LP, 3.20%, 7/15/05	(h)143	143
International Lease Finance Corp.,
3.44%, 9/22/05	(h)219	219
K2 (USA) LLC,
3.08%, 7/1/05	(h)404	404
3.19%, 7/15/05	(h)131	131
3.33%, 7/1/05	(h)142	142
KBC, London, 3.31%, 8/9/05	199	199
Lake Constance Funding LLC, 3.05%, 7/7/05	85	85
Landesbank Baden-Wuerttemberg London,
3.04%, 7/7/05	142	142
3.05%, 7/8/05	570	570
Links Finance LLC,
3.08%, 7/1/05	(h)285	285
3.27%, 8/26/05	(h)171	171
3.29%, 7/26/05	(h)142	142
3.33%, 7/1/05	(h)142	142
Marshall & Ilsley Bank, 3.44%, 9/29/05	$ (h)399	$399
Monte De Paschi, 3.05%, 7/8/05	570	570
Nationwide Building Society,
3.18%, 7/13/05	(h)228	228
3.51%, 9/28/05	(h)330	330
Pfizer, Inc., 3.12%, 7/7/05	(h)285	285
Proctor & Gamble, 3.34%, 9/9/05	(h)117	117
Sigma Finance, Inc.,
3.20%, 7/15/05	(h)285	285
3.34%, 7/1/05	(h)285	285
SLM Corp., 3.26%, 7/20/05	(h)285	285
Tango Finance Corp., 3.33%, 7/1/05	(h)239	239
Unicredito Delaware, Inc., 3.14%, 7/20/05	85	85
Westdeutsche Landesbank N.Y.,
3.17%, 7/11/05	(h)142	142
Windmill Funding, 3.06%, 7/6/05	57	57
		10,606

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	99,686	100

	Face
	Amount
	(000)
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $2,873	$ (f)2,873	2,873
Total Short-Term Investments (Cost $13,579)		13,579
Total Investments (109.1%) (Cost $106,494) — including $10,317 of Securities Loaned		118,722
Liabilities in Excess of Other Assets (-9.1%)		(9,928)
Net Assets (100%)		$108,794

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

International Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.1%)
Australia (0.7%)
Orica Ltd.	(c)1,361,686	$18,390
Telstra Corp., Ltd.	10,208,347	39,273
		57,663
Austria (1.6%)
Telekom Austria AG	(c)6,636,443	129,004
Belgium (0.8%)
Fortis	(c)2,186,480	60,399
Canada (0.5%)
Royal Bank of Canada	(c)670,758	41,550
France (9.3%)
BNP Paribas S.A.	(c)1,221,015	83,483
France Telecom S.A.	11,669,006	339,020
Sanofi-Aventis S.A.	(c)914,052	74,835
Societe Generale	(c)574,789	58,225
Total S.A.	812,189	190,208
		745,771
Germany (7.4%)
Bayer AG	1,494,305	49,701
Bayerische Motoren Werke AG	1,970,598	89,664
Deutsche Telekom AG (Registered)	(c)6,364,458	117,624
Linde AG	(c)784,606	52,821
Muenchener Rueckversicherungs AG (Registered)	485,363	51,694
Porsche AG (Non-Voting Shares)	181,432	136,017
Siemens AG (Registered)	1,349,756	98,128
		595,649
Italy (3.1%)
ENI S.p.A.	(c)3,783,761	97,147
Telecom Italia S.p.A. RNC	(c)59,031,362	152,800
		249,947
Japan (19.7%)
Asatsu-DK, Inc.	(c)680,300	18,843
Astellas Pharma, Inc.	2,288,700	78,112
Canon, Inc.	(c)2,805,100	146,942
Central Japan Railway Co.	(c)1,467	11,308
Dai Nippon Printing Co., Ltd.	11,085,000	178,136
Daiwa Securities Group, Inc.	1,387,000	8,531
Fuji Photo Film Co., Ltd.	(c)2,405,100	78,252
Kansai Electric Power Co., Inc. (The)	4,908,200	98,593
Kao Corp.	5,563,000	131,081
Kyocera Corp.	1,265,300	96,419
Lawson, Inc.	1,067,400	37,199
Millea Holdings, Inc.	3,089	41,605
Mitsubishi Electric Corp.	13,151,000	69,351
Mitsubishi Estate Co., Ltd.	(c)5,739,400	62,812
Mitsui Sumitomo Insurance Co., Ltd.	(c)5,467,000	49,011
NEC Corp.	15,027,000	80,762
Nippon Telegraph & Telephone Corp.	9,475	40,614
NTT DoCoMo, Inc.	53,228	78,255
Oriental Land Co., Ltd.	(c)1,038,500	61,489
Osaka Gas Co., Ltd.	15,628,000	49,254
Rohm Co., Ltd.	654,600	62,808
Shinsei Bank Ltd.	3,966,000	$21,285
Tokyo Gas Co., Ltd.	(c)22,352,200	83,463
		1,584,125
Netherlands (9.2%)
ABN AMRO Holding N.V.	3,341,564	82,055
Akzo Nobel N.V.	1,607,599	63,095
CSM N.V. CVA	1,704,461	52,577
ING Groep N.V. CVA	2,830,816	79,644
Royal Dutch Petroleum Co.	(c)2,168,975	141,169
Royal KPN N.V.	3,927,728	32,899
Unilever N.V. CVA	4,458,876	288,664
		740,103
New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	(c)15,501,621	64,758
Singapore (0.5%)
United Overseas Bank Ltd.	5,157,000	43,372
United Overseas Land Ltd. (London Shares)	515,700	697
		44,069
South Korea (1.3%)
Samsung Electronics Co., Ltd. GDR (Registered)	(c)(e)420,773	100,562
Spain (2.2%)
Telefonica S.A.	(c)10,649,439	173,888
Sweden (1.6%)
Nordea Bank AB	(c)7,506,085	68,032
SKF AB, Class B	5,878,052	59,923
		127,955
Switzerland (9.5%)
Credit Suisse Group (Registered)	1,012,258	39,717
Holcim Ltd. (Registered)	(c)1,929,935	117,094
Nestle S.A. (Registered)	1,164,274	297,567
Novartis AG (Registered)	(c)3,417,747	162,345
UBS AG (Registered)	1,926,398	149,931
		766,654
Taiwan (0.8%)
Chunghwa Telecom Co., Ltd. ADR	(c)2,814,008	60,304
United Kingdom (29.1%)
Allied Domecq plc	15,431,881	186,819
BAA plc	2,789,275	30,929
Barclays plc	5,958,060	59,120
BHP Billiton plc	9,182,903	117,786
BOC Group plc	6,513,422	116,746
BP plc	22,597,791	234,994
British American Tobacco plc	4,928,192	95,195
Bunzl plc	3,265,077	30,491
Cadbury Schweppes plc	11,550,149	109,953
GlaxoSmithKline plc	6,682,453	161,236
GUS plc	3,514,896	55,259
Hays plc	33,337,425	77,038
Imperial Tobacco Group plc	8,037,953	215,874
Intercontinental Hotels Group plc	3,285,318	41,329
ITV plc	9,393,034	20,667

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
National Grid Transco plc	13,816,952	$133,614
Reckitt Benckiser plc	2,577,913	75,746
Reed Elsevier plc	14,373,307	137,231
Rolls-Royce Group plc	(a)13,162,614	67,487
Rolls-Royce Group plc, Class B	626,498,800	1,123
Royal Bank of Scotland Group plc	4,138,321	124,624
Scottish Power plc	2,504,827	22,192
Vodafone Group plc	73,417,374	178,402
Wolseley plc	2,014,186	42,190
		2,336,045
Total Common Stocks (Cost $6,658,756)		7,878,446

	Face
	Amount
	(000)
Short-Term Investments (13.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (12.0%)
Abbey National Treasury Services,
3.13%, 7/18/05	$ (h)19,115	19,115
Ajax Bambino Funding Ltd., 3.25%, 8/10/05	11,993	11,993
Banco Bilbao Viz Argentaria, London,
3.11%, 7/15/05	26,391	26,391
Bank of New York,
3.16%, 7/11/05	(h)12,910	12,910
3.33%, 7/1/05	(h)42,339	42,339
Barclays, New York, 3.11%, 7/11/05	28,402	28,402
Bear Stearns,
3.23%, 7/15/05	(h)25,820	25,820
3.52%, 7/1/05	(h)11,367	11,367
Calyon NY, 3.31%, 8/29/05	(h)10,323	10,323
CC USA, Inc.,
3.33%, 7/1/05	(h)12,909	12,909
3.49%, 7/1/05	(h)12,401	12,401
CIC NY, 3.19%, 7/13/05	(h)38,726	38,726
CIT Group Holdings, 3.18%, 7/29/05	(h)16,233	16,233
Citigroup Global Markets, Inc., 3.48%, 7/1/05	77,293	77,293
Citigroup, Inc., 3.32%, 9/1/05	(h)12,395	12,395
Deka DG, 3.19%, 7/19/05	(h)25,820	25,820
Eni Coordination Center, 3.32%, 8/29/05	(h)12,910	12,910
Galaxy Funding, Inc., 3.14%, 7/27/05	5,126	5,126
Gemini Securitization Corp., 3.06%, 7/6/05	7,687	7,687
Goldman Sachs Group LP, 3.20%, 7/15/05	(h)12,911	12,911
International Lease Finance Corp.,
3.44%, 9/22/05	(h)19,879	19,879
K2 (USA) LLC,
3.08%, 7/1/05	(h)36,659	36,659
3.19%, 7/15/05	(h)11,879	11,879
3.33%, 7/1/05	(h)12,909	12,909
KBC, London, 3.31%, 8/9/05	18,074	18,074
Lake Constance Funding LLC, 3.05%, 7/7/05	7,687	7,687
Landesbank Baden-Wuerttemberg London,
3.04%, 7/7/05	12,910	12,910
3.05%, 7/8/05	51,641	51,641
Links Finance LLC,
3.08%, 7/1/05	(h)25,816	25,816
3.27%, 8/26/05	$ (h)15,495	$15,495
3.29%, 7/26/05	(h)12,910	12,910
3.33%, 7/1/05	(h)12,909	12,909
Marshall & Ilsley Bank, 3.44%, 9/29/05	(h)36,150	36,150
Monte De Paschi, 3.05%, 7/8/05	51,641	51,641
Nationwide Building Society,
3.18%, 7/13/05	(h)20,665	20,665
3.51%, 9/28/05	(h)29,952	29,952
Pfizer, Inc., 3.12%, 7/7/05	(h)25,820	25,820
Proctor & Gamble, 3.34%, 9/9/05	(h)10,586	10,586
Sigma Finance, Inc.,
3.20%, 7/15/05	(h)25,821	25,821
3.34%, 7/1/05	(h)25,816	25,816
SLM Corp., 3.26%, 7/20/05	(h)25,820	25,820
Tango Finance Corp., 3.33%, 7/1/05	(h)21,689	21,689
Unicredito Delaware, Inc., 3.14%, 7/20/05	7,693	7,693
Westdeutsche Landesbank N.Y.,
3.17%, 7/11/05	(h)12,910	12,910
Windmill Funding, 3.06%, 7/6/05	5,133	5,133
		961,535

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	9,037,114	9,037

	Face
	Amount
	(000)
Repurchase Agreement (0.9%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $71,328	$ (f)71,321	71,321
Total Short-Term Investments (Cost $1,041,893)		1,041,893
Total Investments (111.1%) (Cost $7,700,649) — including $922,355 of Securities Loaned		8,920,339
Liabilities in Excess of Other Assets (-11.1%)		(889,378)
Net Assets (100%)		$8,030,961

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2005.
(e)	144A security —Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security —interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	2,347	$2,840	7/1/05	GBP	1,560	$2,795	$(45)
EUR	3,170	3,836	7/4/05	GBP	2,137	3,829	(7)
GBP	86,800	155,402	7/25/05	EUR	125,924	152,498	(2,904)
GBP	86,800	155,402	7/25/05	JPY	17,567,669	158,709	3,307
		$317,480				$317,831	$351

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (91.0%)
Australia (2.8%)
AMP Ltd.	75,100	$368
Australia & New Zealand Banking Group Ltd.	10,508	173
BHP Billiton Ltd.	(c)40,489	554
Coles Myer Ltd.	11,700	82
Gunns Ltd.	51,800	169
National Australia Bank Ltd.	(c)8,480	198
Newcrest Mining Ltd.	13,350	176
Qantas Airways Ltd.	29,400	75
QBE Insurance Group Ltd.	15,400	187
Rio Tinto Ltd.	(c)14,050	477
Westpac Banking Corp.	14,700	222
		2,681
Austria (0.6%)
Telekom Austria AG	(c)26,693	519
Belgium (1.2%)
AGFA-Gevaert N.V.	17,524	484
Fortis	6,942	192
Solvay S.A., Class A	4,055	416
		1,092
Denmark (0.8%)
Carlsberg A/S, Class B	10,495	538
Novo-Nordisk A/S, Class B	4,651	237
		775
Finland (1.1%)
Nokia Oyj	24,241	404
Sampo Oyj, Class A	37,694	587
		991
France (11.4%)
Atos Origin S.A.	(a)6,025	381
AXA S.A.	29,958	745
BNP Paribas S.A.	(c)22,587	1,544
Cap Gemini S.A.	(a)5,882	186
Carrefour S.A.	6,821	329
France Telecom S.A.	78,320	2,275
Groupe Danone	(c)2,175	191
M6-Metropole Television	6,553	166
Neopost S.A.	(c)2,504	220
Peugeot S.A.	3,175	188
Sanofi-Aventis S.A.	(c)10,476	858
Schneider Electric S.A.	(c)14,061	1,057
Societe Generale	(c)4,921	499
Sodexho Alliance S.A.	(c)12,740	393
Total S.A.	(c)7,609	1,782
		10,814
Germany (5.6%)
Allianz AG (Registered)	8,827	1,010
Bayerische Motoren Werke AG	19,728	898
Deutsche Bank AG (Registered)	5,218	407
Deutsche Telekom AG (Registered)	30,184	558
Fresenius Medical Care AG	(c)2,963	253
Linde AG	3,312	223
Muenchener Rueckversicherungs AG (Registered)	4,426	$471
Siemens AG (Registered)	16,439	1,195
Volkswagen AG	(c)5,744	262
		5,277
Hong Kong (3.1%)
Cheung Kong Holdings Ltd.	13,000	126
Esprit Holdings Ltd.	67,800	488
Great Eagle Holdings Co.	194,000	485
Henderson Land Development Co., Ltd.	113,000	540
Hutchison Whampoa Ltd.	14,000	126
Hysan Development Co., Ltd.	141,000	293
Li & Fung Ltd.	105,000	217
New World Development Ltd.	413,000	505
Sun Hung Kai Properties Ltd.	7,000	69
Techtronic Industries Co.	40,000	101
		2,950
Ireland (1.0%)
Bank of Ireland	25,584	414
Kerry Group plc, Class A	9,346	231
Smith & Nephew plc	28,252	278
		923
Italy (1.6%)
ENI S.p.A.	(c)32,044	823
Telecom Italia S.p.A. RNC	(c)124,808	323
UniCredito Italiano S.p.A.	(c)77,397	407
		1,553
Japan (20.5%)
Amada Co., Ltd.	34,000	230
Astellas Pharma, Inc.	12,600	430
Canon, Inc.	12,000	629
Casio Computer Co., Ltd.	(c)28,000	365
Dai Nippon Printing Co., Ltd.	18,000	289
Daicel Chemical Industries Ltd.	55,000	288
Daifuku Co., Ltd.	(c)30,000	284
Daikin Industries Ltd.	(c)18,000	448
Denki Kagaku Kogyo K.K.	80,000	286
East Japan Railway Co.	68	349
FamilyMart Co., Ltd.	(c)11,300	323
Fuji Machine Manufacturing Co., Ltd.	6,500	75
Fuji Photo Film Co., Ltd.	14,000	455
Fujitec Co., Ltd.	21,000	108
Fujitsu Ltd.	81,000	422
Furukawa Electric Co., Ltd.	(a)50,000	193
Hitachi Capital Corp.	(c)18,200	359
Hitachi High-Technologies Corp.	6,900	105
Hitachi Ltd.	71,000	430
House Foods Corp.	(c)9,200	136
Kaneka Corp.	42,000	469
Kurita Water Industries Ltd.	(c)23,600	363
Kyocera Corp.	5,100	389
Kyudenko Corp.	6,000	36
Lintec Corp.	10,000	160
Maeda Road Construction Co., Ltd.	8,000	57
Matsushita Electric Industrial Co., Ltd.	45,000	683

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Minebea Co., Ltd.	48,000	$193
Mitsubishi Chemical Corp.	95,000	277
Mitsubishi Corp.	(c)37,000	500
Mitsubishi Estate Co., Ltd.	(c)23,000	252
Mitsubishi Heavy Industries Ltd.	(c)127,000	331
Mitsubishi Logistics Corp.	(c)9,000	91
Mitsumi Electric Co., Ltd.	18,100	186
Nagase & Co., Ltd.	13,000	132
NEC Corp.	80,000	430
Nifco, Inc.	(c)16,000	242
Nintendo Co., Ltd.	4,700	490
Nippon Meat Packers, Inc.	(c)17,000	197
Nippon Telegraph & Telephone Corp.	60	257
Nissan Motor Co., Ltd.	(c)54,600	537
Nissha Printing Co., Ltd.	6,000	103
Nisshinbo Industries, Inc.	(c)24,000	196
Obayashi Corp.	42,000	224
Ono Pharmaceutical Co., Ltd.	7,800	369
Ricoh Co., Ltd.	25,000	388
Rinnai Corp.	5,600	138
Rohm Co., Ltd.	2,000	192
Ryosan Co., Ltd.	(c)8,700	208
Sangetsu Co., Ltd.	300	7
Sanki Engineering Co., Ltd.	4,000	28
Sankyo Co., Ltd.	19,700	377
Sanwa Shutter Corp.	(c)29,000	167
Sekisui Chemical Co., Ltd.	43,000	295
Sekisui House Ltd.	(c)26,000	262
Shin-Etsu Polymer Co., Ltd.	25,000	198
Sony Corp.	10,000	344
Suzuki Motor Corp.	21,200	332
TDK Corp.	5,400	366
Teijin Ltd.	(c)40,000	185
Toho Co., Ltd.	7,400	106
Tokyo Electric Power Co., Inc. (The)	10,600	253
Toshiba Corp.	119,000	472
Toyo INK MFG Co., Ltd.	(c)31,000	117
Toyota Motor Corp.	17,400	623
Tsubakimoto Chain Co.	57,000	265
Yamaha Corp.	(c)23,100	359
Yamaha Motor Co., Ltd.	(c)18,000	328
		19,378
Netherlands (8.4%)
ASML Holding N.V.	(a)(c)27,361	428
ING Groep N.V. CVA	23,122	650
Koninklijke Ahold N.V.	(a)22,973	188
Koninklijke Numico N.V.	(a)5,901	235
Royal Dutch Petroleum Co.	26,666	1,736
Royal KPN N.V.	86,441	724
TNT N.V.	28,414	719
Unilever N.V. CVA	18,288	1,184
VNU N.V.	14,729	410
Wolters Kluwer N.V. CVA	(c)89,115	1,700
		7,974
Poland (0.7%)
Bank Pekao S.A.	8,486	$365
Telekomunikacja Polska S.A.	55,651	342
		707
Singapore (1.6%)
CapitaCommercial Trust REIT	(c)45,400	41
CapitaLand Ltd.	(c)227,000	320
City Developments Ltd.	60,000	266
Oversea-Chinese Banking Corp., Ltd.	30,000	206
SembCorp Industries Ltd.	114,680	181
Singapore Airlines Ltd.	53,000	351
Venture Corp., Ltd.	20,000	189
		1,554
Spain (3.2%)
Altadis S.A.	15,460	646
Banco Bilbao Vizcaya Argentaria S.A.	70,246	1,081
Banco Santander Central Hispano S.A.	78,955	912
Telefonica S.A.	22,487	367
		3,006
Sweden (1.0%)
ForeningsSparbanken AB	17,246	378
Nordea Bank AB	(c)23,464	213
Sandvik AB	8,979	332
		923
Switzerland (6.9%)
Ciba Specialty Chemicals AG (Registered)	5,516	321
Credit Suisse Group (Registered)	5,528	217
Nestle S.A. (Registered)	(c)5,220	1,334
Novartis AG (Registered)	49,073	2,331
Roche Holding AG (Genusschein)	2,657	335
Schindler Holding AG (Registered)	500	183
Swiss Reinsurance (Registered)	8,602	527
UBS AG (Registered)	13,606	1,059
Zurich Financial Services AG	(a)1,177	202
		6,509
United Kingdom (19.5%)
Allied Domecq plc	40,683	492
Amvescap plc	45,611	271
AstraZeneca plc	20,282	838
BOC Group plc	27,427	492
BP plc	71,364	742
British American Tobacco plc	11,875	229
Bunzl plc	36,502	341
Cadbury Schweppes plc	62,677	597
Carnival plc	4,565	259
Diageo plc	16,662	245
Filtrona plc	(a)23,466	102
GlaxoSmithKline plc	98,162	2,368
Hays plc	196,363	454
HSBC Holdings plc	13,900	222
International Power plc	(a)97,238	359
Lloyds TSB Group plc	22,353	189
Man Group plc	14,842	384
Morrison WM Supermarkets plc	361,982	1,201

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
National Grid Transco plc	20,478	$198
O2 plc	(a)133,553	325
Prudential plc	70,472	623
Reckitt Benckiser plc	7,871	231
Reed Elsevier plc	36,547	349
Rexam plc	42,831	368
Rolls-Royce Group plc	(a)54,260	278
Rolls-Royce Group plc, Class B	2,667,000	5
Royal Bank of Scotland Group plc	53,177	1,601
Scottish & Southern Energy plc	14,386	260
Shell Transport & Trading Co. plc (Registered)	172,377	1,670
Smiths Group plc	24,574	404
Standard Chartered plc	5,800	106
Tesco plc	41,696	238
Vodafone Group plc	840,814	2,043
		18,484
Total Common Stocks (Cost $74,784)		86,110

	Face
	Amount
	(000)
Short-Term Investments (21.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (14.1%)
Abbey National Treasury Services,
3.13%, 7/18/05	$ (h)266	266
Ajax Bambino Funding Ltd., 3.25%, 8/10/05	167	167
Banco Bilbao Viz Argentaria, London,
3.11%, 7/15/05	367	367
Bank of New York,
3.16%, 7/11/05	(h)180	180
3.33%, 7/1/05	(h)589	589
Barclays, New York, 3.11%, 7/11/05	395	395
Bear Stearns,
3.23%, 7/15/05	(h)359	359
3.52%, 7/1/05	(h)158	158
Calyon NY, 3.31%, 8/29/05	(h)144	144
CC USA, Inc.,
3.33%, 7/1/05	(h)180	180
3.49%, 7/1/05	(h)172	172
CIC NY, 3.19%, 7/13/05	(h)539	539
CIT Group Holdings, 3.18%, 7/29/05	(h)226	226
Citigroup Global Markets, Inc., 3.48%, 7/1/05	1,075	1,075
Citigroup, Inc., 3.32%, 9/1/05	(h)172	172
Deka DG, 3.19%, 7/19/05	(h)359	359
Eni Coordination Center, 3.32%, 8/29/05	(h)180	180
Galaxy Funding, Inc., 3.14%, 7/27/05	71	71
Gemini Securitization Corp., 3.06%, 7/6/05	107	107
Goldman Sachs Group LP, 3.20%, 7/15/05	(h)180	180
International Lease Finance Corp.,
3.44%, 9/22/05	(h)277	277
K2 (USA) LLC,
3.08%, 7/1/05	(h)510	510
3.19%, 7/15/05	(h)165	165
3.33%, 7/1/05	(h)180	180
KBC, London, 3.31%, 8/9/05	$251	$251
Lake Constance Funding LLC, 3.05%, 7/7/05	107	107
Landesbank Baden-Wuerttemberg London,
3.04%, 7/7/05	180	180
3.05%, 7/8/05	718	718
Links Finance LLC,
3.08%, 7/1/05	(h)359	359
3.27%, 8/26/05	(h)216	216
3.29%, 7/26/05	(h)180	180
3.33%, 7/1/05	(h)180	180
Marshall & Ilsley Bank, 3.44%, 9/29/05	(h)503	503
Monte De Paschi, 3.05%, 7/8/05	718	718
Nationwide Building Society,
3.18%, 7/13/05	(h)287	287
3.51%, 9/28/05	(h)417	417
Pfizer, Inc., 3.12%, 7/7/05	(h)359	359
Proctor & Gamble, 3.34%, 9/9/05	(h)147	147
Sigma Finance, Inc.,
3.20%, 7/15/05	(h)359	359
3.34%, 7/1/05	(h)359	359
SLM Corp., 3.26%, 7/20/05	(h)359	359
Tango Finance Corp., 3.33%, 7/1/05	(h)302	302
Unicredito Delaware, Inc., 3.14%, 7/20/05	107	107
Westdeutsche Landesbank N.Y., 3.17%, 7/11/05	(h)180	180
Windmill Funding, 3.06%, 7/6/05	71	71
		13,377
	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	125,732	126

	Face
	Amount
	(000)
Repurchase Agreement (7.5%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $7,092	$ (f)7,091	7,091
Total Short-Term Investments (Cost $20,594)		20,594
Total Investments (112.7%) (Cost $95,378) — including $12,819 of Securities Loaned		106,704
Liabilities in Excess of Other Assets (-12.7%)		(12,058)
Net Assets (100.0%)		$94,646

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
@	Face Amount/Value is less than $500.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	1,687	$2,047	9/15/05	USD	2,039	$2,039	$(8)
EUR	5,755	6,984	9/15/05	USD	6,997	6,997	13
EUR	140	170	9/15/05	USD	170	170	@—
GBP	458	819	9/15/05	USD	828	828	9
GBP	635	1,135	9/15/05	USD	1,146	1,146	11
GBP	692	1,237	9/15/05	USD	1,248	1,248	11
JPY	55,925	508	9/15/05	USD	517	517	9
JPY	150,902	1,370	9/15/05	USD	1,393	1,393	23
JPY	765,275	6,950	9/15/05	USD	7,067	7,067	117
USD	1,860	1,860	9/15/05	AUD	2,435	1,846	(14)
USD	229	229	9/15/05	AUD	300	228	(1)
USD	162	162	9/15/05	AUD	213	161	(1)
USD	237	237	9/15/05	AUD	313	237	@—
USD	1,114	1,114	9/15/05	EUR	915	1,110	(4)
USD	247	247	9/15/05	EUR	204	248	1
USD	1,893	1,893	9/15/05	EUR	1,558	1,891	(2)
USD	6,116	6,116	9/15/05	EUR	5,057	6,137	21
USD	2,894	2,894	9/15/05	GBP	1,602	2,864	(30)
USD	550	550	9/15/05	GBP	306	546	(4)
USD	3,844	3,844	9/15/05	GBP	2,132	3,811	(33)
USD	608	608	9/15/05	GBP	338	604	(4)
USD	237	237	9/15/05	GBP	132	237	@—
USD	1,218	1,218	9/15/05	JPY	131,925	1,198	(20)
USD	373	373	9/15/05	JPY	40,385	367	(6)
USD	208	208	9/15/05	JPY	22,625	205	(3)
USD	738	738	9/15/05	JPY	79,960	726	(12)
USD	6,741	6,741	9/15/05	JPY	731,552	6,644	(97)
USD	650	650	9/15/05	JPY	70,226	638	(12)
USD	76	76	9/15/05	JPY	8,350	76	@—
		$51,215				$51,179	$(36)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ EURO STOXX 50 (Germany)	95	$3,677	Sep-05	$53
FTSE 100 Index (United Kingdom)	20	1,835	Sep-05	37
SPI 200 Index (Australia)	5	407	Sep-05	(1)
TOPIX Index (Japan)	16	1,694	Sep-05	36
				$125

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

		Value
	Shares	(000)
Common Stocks (97.4%)
Australia (4.1%)
Infomedia Ltd.	13,285,608	$4,952
John Fairfax Holdings Ltd.	4,262,226	13,894
Just Group Ltd.	3,255,104	5,227
MYOB Ltd.	10,435,252	8,425
Pacific Brands Ltd.	6,467,019	11,111
Ramsay Health Care Ltd.	1,764,433	11,867
		55,476
Austria (1.7%)
Andritz AG	238,498	22,748
Belgium (2.0%)
Elia System Operator S.A./N.V.	(a)96,571	3,319
Omega Pharma S.A.	464,188	23,991
		27,310
Bermuda (1.0%)
Catlin Group Ltd.	1,874,959	13,656
Denmark (3.6%)
Carlsberg A/S, Class B	560,101	28,706
Danisco A/S	195,881	12,701
Kobenhavns Lufthavne A/S	30,876	7,319
		48,726
Finland (2.3%)
KCI Konecranes Oyj	273,074	11,652
Pohjola Group plc, Class D	574,752	8,342
Ramirent Oyj	237,222	4,455
Uponor Oyj	357,157	6,952
		31,401
France (5.0%)
Autoroutes du Sud de la France	138,017	7,866
Europeenne D’extincteurs	(a)(d)131,043	@—
GL Trade S.A.	169,896	6,849
Neopost S.A.	166,942	14,688
NRJ Group	596,502	13,399
SAFT Groupe S.A.	(a)427,601	13,455
Zodiac S.A.	225,746	12,120
		68,377
Germany (5.6%)
Celesio AG	86,517	6,804
GFK AG	270,758	10,687
Hugo Boss AG (Non-Voting Shares)	343,582	11,282
K&S AG	273,976	15,165
Rational AG	26,809	2,887
Sartorius AG (Non-Voting Shares)	328,639	6,982
Techem AG	(a)549,937	23,233
		77,040
Hong Kong (1.5%)
Asia Satellite Telecommunications Holdings Ltd.	3,594,500	6,297
Solomon Systech International Ltd.	24,669,900	8,713
Weichai Power Co., Ltd., Class H	1,958,400	5,783
		20,793
Ireland (3.7%)
C&C Group plc	3,293,739	14,804
Independent News & Media plc	2,269,998	$7,004
Kerry Group plc, Class A	905,598	22,358
Kingspan Group plc	594,133	7,016
		51,182
Italy (4.6%)
Banca Italease S.p.A.	(a)183,644	2,511
Buzzi Unicem S.p.A.	1,137,629	16,494
Cassa di Risparmio di Firenze S.p.A.	4,091,989	10,619
Davide Campari-Milano S.p.A.	2,590,146	18,945
Interpump S.p.A.	249,440	1,598
SAES Getters S.p.A.	420,156	8,789
Sogefi S.p.A.	803,591	4,248
		63,204
Japan (24.9%)
Aiful Corp.	30,300	2,250
Aplus Co., Ltd.	(a)4,647,300	22,334
Ariake Japan Co., Ltd.	1,163,800	26,675
Asatsu-DK, Inc.	76,700	2,124
Asia Securities Printing Co., Ltd.	593,500	7,336
Daibiru Corp.	1,189,500	8,628
Fujimi, Inc.	385,600	6,612
Futaba Corp.	254,800	6,866
HS Securities Co., Ltd.	471,900	7,773
Hurxley Corp.	377,237	6,648
Ito En Ltd.	362,300	18,577
Keisei Electric Railway Co., Ltd.	1,366,000	6,798
Megane TOP Co., Ltd.	232,100	2,045
Nakanishi, Inc.	212,600	21,454
Nihon Trim Co., Ltd.	165,550	9,441
Nippon Restaurant System, Inc.	138,500	4,316
Nippon Restaurant System, Inc. (When Issued)	(a)129,700	4,041
Nisshin Fire & Marine Insurance Co. Ltd. (The)	3,520,200	12,565
Nitta Corp.	528,700	7,472
Patlite Corp.	217,500	4,588
Sanyo Electric Credit Co., Ltd.	1,193,300	23,975
Shinkawa Ltd.	873,900	16,134
Sumitomo Osaka Cement Co., Ltd.	11,485,000	30,383
Taisei Lamick Co., Ltd.	239,300	6,239
Takuma Co., Ltd.	1,685,000	11,936
Tenma Corp.	334,800	6,216
TOC Co., Ltd.	2,631,000	10,735
TOC Co., Ltd. (When Issued)	(a)2,762,550	11,272
Toppan Forms Co., Ltd.	816,100	9,129
Union Tool Co.	225,000	6,379
Yamaichi Electronics Co., Ltd.	671,400	9,012
Yomiuri Land Co., Ltd.	1,047,000	5,477
Zentek Technology Japan, Inc.	(a)1,838	4,326
		339,756
Netherlands (2.2%)
Laurus N.V.	(a)989,157	3,053
Nutreco Holding N.V.	509,070	20,303
Van Lanschot N.V. CVA	107,303	6,488
		29,844
New Zealand (4.0%)
Fisher & Paykel Appliances Holdings Ltd.	3,922,511	9,111

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

		Value
	Shares	(000)
New Zealand (cont’d)
Fisher & Paykel Healthcare Corp., Ltd.	8,805,260	$19,899
Sky City Entertainment Group Ltd.	3,675,675	11,419
Warehouse Group Ltd.	5,233,849	14,548
		54,977
Norway (4.4%)
DNB NOR ASA	1,039,994	10,791
Schibsted ASA	1,317,088	36,172
Veidekke ASA	250,219	5,710
Visma ASA	617,833	7,448
		60,121
South Korea (1.6%)
KT&G Corp.	548,660	21,463
Spain (1.0%)
Miquel y Costas & Miquel S.A.	364,201	14,310
Sweden (3.0%)
Gunnebo AB	539,816	4,981
Gunnebo Industrier AB	(a)107,963	1,112
Intrum Justitia AB	(a)975,366	6,755
Saab AB, Class B	875,520	14,179
Swedish Match AB	1,286,173	14,575
		41,602
Switzerland (8.3%)
Edipresse S.A. (Bearer), Class B	26,972	13,732
Galenica Holding AG (Registered)	(a)66,869	11,360
Kaba Holding AG, Class B (Registered)	49,157	13,429
Schindler Holding AG	65,539	23,625
Sia Abrasives Holding AG	30,219	6,954
SIG Holding AG (Registered)	135,571	30,628
Valora Holding AG	(a)27,405	6,202
Zehnder Group AG, Class B	5,511	6,722
		112,652
United Kingdom (12.9%)
Cattles plc	3,402,622	18,735
De La Rue plc	924,633	6,702
Devro plc	3,486,084	8,118
DX Services plc	1,520,109	9,405
FKI plc	3,092,281	5,368
GCAP Media plc	1,047,281	5,071
Keller Group plc	1,246,687	6,751
Luminar plc	2,787,437	27,347
Rotork plc	1,730,474	14,666
SIG plc	656,021	7,419
Spirax-Sarco Engineering plc	1,264,266	16,877
SSL International plc	1,728,644	8,741
Stagecoach Group plc	6,100,789	12,857
William Hill plc	1,504,923	14,481
Wincanton plc	3,056,494	13,608
		176,146
Total Common Stocks (Cost $1,058,780)		1,330,784

	No. of	Value
	Rights	(000)
Rights (0.0%)
Sweden (0.0%)
Intrum Justitia AB (Cost $@—)	(a)975,366	$310

	Face
	Amount
	(000)
Short-Term Investment (2.3%)
Repurchase Agreement (2.3%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $30,731 (Cost $30,728)	$ (f)30,728	30,728
Total Investments (99.7%) (Cost $1,089,508)		1,361,822
Other Assets in Excess of Liabilities (0.3%)		3,910
Net Assets (100%)		$1,365,732

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	975	$1,180	7/1/05	USD	1,178	$1,178	$(2)
GBP	184	330	7/5/05	USD	330	330	@—
GBP	433	775	7/5/05	USD	785	785	10
JPY	110,672	998	7/1/05	USD	1,007	1,007	9
JPY	130,792	1,179	7/1/05	USD	1,185	1,185	6
JPY	130,338	1,175	7/5/05	USD	1,178	1,178	3
USD	75	75	7/1/05	EUR	62	75	@—
USD	12,585	12,585	7/1/05	EUR	10,422	12,613	28
		$18,297				$18,351	$54

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Equity Growth Portfolio

		Value
	Shares	(000)
Common Stocks (96.8%)
Advertising Agencies (3.0%)
Getty Images, Inc.	(a)146,028	$10,844
Lamar Advertising Co., Class A	(a)145,464	6,221
Monster Worldwide, Inc.	(a)61,700	1,770
		18,835
Biotechnology Research & Production (2.6%)
Genentech, Inc.	(a)203,656	16,350
Casinos & Gambling (4.4%)
International Game Technology	528,191	14,869
Station Casinos, Inc.	103,178	6,851
Wynn Resorts Ltd.	(a)120,073	5,676
		27,396
Communications Technology (7.7%)
America Movil S.A. de C.V., Class L ADR	326,177	19,444
Corning, Inc.	(a)380,400	6,322
Crown Castle International Corp.	(a)413,040	8,393
QUALCOMM, Inc.	413,160	13,638
		47,797
Computer Services Software & Systems (5.5%)
Google, Inc., Class A	(a)99,640	29,309
Red Hat, Inc.	(a)367,877	4,819
		34,128
Computer Technology (4.4%)
Dell, Inc.	(a)575,050	22,720
Seagate Technology, Inc.	(d)186,100	@—
Shanda Interactive Entertainment Ltd. ADR	(a)116,778	4,297
		27,017
Consumer Electronics (5.8%)
Electronic Arts, Inc.	(a)319,085	18,063
Yahoo!, Inc.	(a)509,459	17,653
		35,716
Consumer Products (1.1%)
Gillette Co. (The)	128,656	6,514
Diversified Financial Services (3.7%)
Brascan Corp., Class A	250,520	9,560
Chicago Mercantile Exchange Holdings, Inc.	46,278	13,675
		23,235
Drugs & Pharmaceuticals (1.5%)
Johnson & Johnson	142,292	9,249
Education Services (2.9%)
Apollo Group, Inc., Class A	(a)231,749	18,127
Electronics: Semi-Conductors/Components (1.5%)
Marvell Technology Group Ltd.	(a)238,514	9,073
Energy — Miscellaneous (2.7%)
Ultra Petroleum Corp.	(a)559,236	16,978
Financial Data Processing Services & Systems (1.0%)
Paychex, Inc.	189,576	6,169
Financial — Miscellaneous (3.9%)
Berkshire Hathaway, Inc., Class B	(a)3,888	10,822
Marsh & McClennan Cos., Inc.	226,242	6,267
Moody’s Corp.	156,073	$7,017
		24,106
Foods (1.0%)
Wrigley (W.M.) Jr. Co.	90,057	6,200
Health Care — Miscellaneous (2.1%)
Alcon, Inc.	120,799	13,209
Health Care Management Services (1.0%)
Patterson Cos., Inc.	(a)136,671	6,161
Health Care Services (3.6%)
UnitedHealth Group, Inc.	434,140	22,636
Homebuilding (1.5%)
Pulte Homes, Inc.	112,071	9,442
Investment Management Companies (1.0%)
Citigroup, Inc.	132,573	6,129
Leisure Time (3.5%)
Carnival Corp.	396,905	21,651
Materials & Processing (2.8%)
Monsanto Co.	274,691	17,270
Medical & Dental Instruments & Supplies (2.7%)
Guidant Corp.	96,800	6,515
St. Jude Medical, Inc.	(a)231,250	10,085
		16,600
Metals & Minerals — Miscellaneous (1.1%)
Cameco Corp.	152,700	6,833
Recreational Vehicles & Boats (1.5%)
Harley-Davidson, Inc.	189,400	9,394
Restaurants (1.0%)
Starbucks Corp.	(a)116,592	6,023
Retail (10.5%)
Amazon.com, Inc.	(a)243,813	8,065
Costco Wholesale Corp.	435,405	19,515
Home Depot, Inc.	474,238	18,448
Sears Holdings Corp.	(a)127,999	19,183
		65,211
Services: Commercial (5.6%)
Corporate Executive Board Co.	166,764	13,062
eBay, Inc.	(a)658,339	21,732
		34,794
Soaps & Household Chemicals (0.7%)
Procter & Gamble Co.	77,764	4,102
Tobacco (1.5%)
Altria Group, Inc.	143,764	9,296
Transportation — Miscellaneous (1.3%)
C.H. Robinson Worldwide, Inc.	133,570	7,774
Utilities: Gas Pipelines (1.2%)
Questar Corp.	116,592	7,683
Utilities: Telecommunications (1.5%)
Nextel Communications, Inc., Class A	(a)291,505	9,419
Total Common Stocks (Cost $550,754)		600,517

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Equity Growth Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $16,439 (Cost $16,437)	$ (f)16,437	$16,437
Total Investments (99.5%) (Cost $567,191)		616,954
Other Assets in Excess of Liabilities (0.5%)		3,323
Net Assets (100%)		$620,277

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Focus Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Advertising Agencies (3.8%)
Getty Images, Inc.	(a)15,300	$1,136
Lamar Advertising Co., Class A	(a)19,900	851
Monster Worldwide, Inc.	(a)5,500	158
		2,145
Biotechnology Research & Production (3.4%)
Genentech, Inc.	(a)23,800	1,911
Casinos & Gambling (6.7%)
International Game Technology	60,400	1,700
Station Casinos, Inc.	20,000	1,328
Wynn Resorts Ltd.	(a)16,000	756
		3,784
Communications Technology (8.0%)
America Movil S.A. de C.V., Class L ADR	35,000	2,086
Crown Castle International Corp.	(a)52,837	1,074
QUALCOMM, Inc.	40,764	1,346
		4,506
Computer Services Software & Systems (6.0%)
Google, Inc., Class A	(a)11,500	3,383
Computer Technology (4.0%)
Dell, Inc.	(a)56,725	2,241
Consumer Electronics (7.3%)
Electronic Arts, Inc.	(a)34,000	1,925
Yahoo!, Inc.	(a)62,140	2,153
		4,078
Diversified Financial Services (4.8%)
Brascan Corp., Class A	28,900	1,103
Chicago Mercantile Exchange Holdings, Inc.	5,300	1,566
		2,669
Education Services (3.9%)
Apollo Group, Inc., Class A	(a)28,200	2,206
Electronics: Semi-Conductors/Components (2.0%)
Marvell Technology Group Ltd.	(a)29,100	1,107
Energy — Miscellaneous (5.1%)
Ultra Petroleum Corp.	(a)94,740	2,876
Financial — Miscellaneous (2.6%)
Berkshire Hathaway, Inc., Class B	(a)511	1,422
Moody’s Corp.	665	30
		1,452
Health Care — Miscellaneous (2.2%)
Alcon, Inc.	11,200	1,225
Health Care Services (4.2%)
UnitedHealth Group, Inc.	45,400	2,367
Homebuilding (1.5%)
Pulte Homes, Inc.	10,200	859
Leisure Time (4.1%)
Carnival Corp.	42,000	2,291
Materials & Processing (3.4%)
Monsanto Co.	30,200	1,899
Recreational Vehicles and Boats (2.0%)
Harley-Davidson, Inc.	23,100	1,146
Retail (10.6%)
Costco Wholesale Corp.	48,800	$2,187
Home Depot, Inc.	43,400	1,689
Sears Holdings Corp.	(a)13,700	2,053
		5,929
Services: Commercial (7.0%)
Corporate Executive Board Co.	19,900	1,559
eBay, Inc.	(a)72,620	2,397
		3,956
Transportation — Miscellaneous (1.8%)
C.H. Robinson Worldwide, Inc.	17,200	1,001
Utilities: Gas Pipelines (2.1%)
Questar Corp.	17,500	1,153
Utilities: Telecommunications (2.0%)
Nextel Communications, Inc., Class A	(a)35,500	1,147
Total Common Stocks (Cost $50,088)		55,331
	Face
	Amount
	(000)
Short-Term Investment (0.6%)
Repurchase Agreement (0.6%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $328 (Cost $328)	$ (f)328	328
Total Investments (99.1%) (Cost $50,416)		55,659
Other Assets in Excess of Liabilities (0.9%)		504
Net Assets (100%)		$56,163

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Focus Equity Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.2%)
Biotechnology Research & Production (0.8%)
Idexx Laboratories, Inc.	(a)192,700	$12,011
Building: Cement (1.8%)
Eagle Materials, Inc.	121,200	10,968
Florida Rock Industries, Inc.	213,500	15,660
		26,628
Cable Television Services (0.4%)
Lodgenet Entertaiment Corp.	(a)362,000	6,006
Casinos & Gambling (5.8%)
Kerzner International Ltd.	(a)478,800	27,267
Lakes Entertainment, Inc.	(a)534,800	8,236
Penn National Gaming, Inc.	(a)854,500	31,189
Shuffle Master, Inc.	(a)692,425	19,409
		86,101
Chemicals (0.7%)
Nuco2, Inc.	(a)389,200	9,991
Communications & Media (0.9%)
CKX, Inc.	(a)1,091,400	14,041
Communications Technology (2.1%)
Intermix Media, Inc.	(a)916,200	7,668
Spectrasite, Inc.	(a)322,300	23,989
		31,657
Computer Services Software & Systems (5.6%)
Akamai Technologies, Inc.	(a)1,196,000	15,704
Bankrate, Inc.	(a)184,540	3,717
Blackboard, Inc.	(a)410,009	9,807
Netease.com ADR	(a)184,500	10,537
Salesforce.com, Inc.	(a)1,189,400	24,359
Sina Corp.	(a)367,100	10,242
SkillSoft plc ADR	(a)1,523,600	5,256
Transact Technologies, Inc.	(a)356,450	3,019
		82,641
Computer Technology (1.1%)
Shanda Interactive Entertainment Ltd. ADR	(a)434,500	15,985
Consumer Electronics (1.9%)
CNET Networks, Inc.	(a)1,058,300	12,424
THQ, Inc.	(a)512,500	15,001
		27,425
Consumer Products (0.3%)
PlanetOut, Inc.	(a)448,300	3,909
Consumer Staples — Miscellaneous (2.3%)
Peet’s Coffee & Tea, Inc.	(a)441,000	14,570
Yankee Candle Co., Inc.	607,500	19,501
		34,071
Diversified (0.8%)
Beacon Roofing Supply, Inc.	(a)431,800	11,356
Diversified Financial Services (1.1%)
Calamos Asset Management, Inc., Class A	615,000	16,753
Drugs & Pharmaceuticals (1.7%)
Flamel Technologies ADR	(a)372,330	6,741
Gen-Probe, Inc.	(a)297,900	10,793
Noven Pharmaceuticals, Inc.	(a)422,000	$7,377
		24,911
Education Services (2.8%)
Bright Horizons Family Solutions, Inc.	(a)327,800	13,348
Strayer Education, Inc.	320,550	27,651
		40,999
Electrical & Electronics (1.0%)
Flir Systems, Inc.	(a)500,700	14,941
Electronics (0.9%)
Avid Technology, Inc.	(a)246,800	13,149
Electronics: Semi-Conductors/Components (2.1%)
Tessera Technologies, Inc.	(a)910,900	30,433
Energy — Miscellaneous (7.5%)
Gasco Energy, Inc.	(a)1,839,900	6,808
Quicksilver Resources, Inc.	(a)655,400	41,900
Range Resources Corp.	862,200	23,193
Southwestern Energy Co.	(a)837,700	39,355
		111,256
Engineering & Contracting Services (0.7%)
Washington Group International, Inc.	(a)211,600	10,817
Entertainment (0.7%)
Lions Gate Entertainment Corp.	(a)1,005,600	10,317
Financial — Miscellaneous (0.7%)
Interactive Data Corp.	(a)472,775	9,824
Foods (1.2%)
Rocky Mountain Chocolate Factory, Inc.	83,500	1,837
TreeHouse Foods, Inc.	(a)542,700	15,472
		17,309
Health Care — Miscellaneous (1.4%)
VCA Antech, Inc.	(a)871,200	21,127
Health Care Management Services (0.1%)
Eclipsys Corp.	(a)145,200	2,043
Health Care Services (5.0%)
Animas Corp.	(a)582,550	11,738
Dade Behring Holdings, Inc.	580,800	37,758
Stericycle, Inc.	(a)500,125	25,166
		74,662
Homebuilding (1.8%)
Desarrolladora Homex S.A. de C.V. ADR	(a)542,200	14,867
Meritage Homes Corp.	(a)143,100	11,377
		26,244
Hotel/Motel (4.5%)
BJ’s Restaurants, Inc.	(a)730,691	14,862
Gaylord Entertainment Co.	(a)691,100	32,129
Great Wolf Resorts, Inc.	(a)951,562	19,450
		66,441
Insurance: Property & Casualty (0.7%)
Markel Corp.	(a)30,150	10,221
Investment Management Companies (2.2%)
Greenhill & Co., Inc.	804,544	32,592
Leisure Time (4.3%)
SCP Pool Corp.	823,750	28,905

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Leisure Time (cont’d)
WMS Industries, Inc.	(a)1,022,000	$34,493
		63,398
Machinery: Industrial/Specialty (0.6%)
Middleby Corp.	(a)157,150	8,307
Manufacturing (0.8%)
Actuant Corp., Class A	(a)234,100	11,223
Medical & Dental Instruments & Supplies (3.0%)
American Medical Systems Holdings, Inc.	(a)703,600	14,530
Sybron Dental Specialties, Inc.	(a)396,500	14,916
Techne Corp.	(a)330,100	15,155
		44,601
Office Furniture & Business Equipment (0.9%)
Micros Systems, Inc.	(a)304,300	13,617
Oil: Crude Producers (0.5%)
PetroHawk Energy Corp.	(a)685,100	7,399
Paper (1.0%)
Neenah Paper, Inc.	473,800	14,674
Production Technology Equipment (0.9%)
Dionex Corp.	(a)316,200	13,789
Publishing — Miscellaneous (0.9%)
Morningstar, Inc.	(a)452,740	12,745
Rental & Leasing Services: Consumer (0.8%)
Jones Lang LaSalle, Inc.	(a)255,000	11,279
Restaurants (1.5%)
P.F. Chang’s China Bistro, Inc.	(a)378,395	22,318
Retail (10.1%)
AFC Enterprises, Inc.	(a)721,820	9,513
Blue Nile, Inc.	(a)794,250	25,964
Build-A-Bear Workshop, Inc.	(a)471,720	11,062
Citi Trends, Inc.	(a)23,484	425
Eddie Bauer Holdings, Inc.	(a)158,600	4,421
Guitar Center, Inc.	(a)238,100	13,898
Ihop Corp.	246,100	10,678
NetFlix, Inc.	(a)674,100	11,062
Overstock.com, Inc.	(a)370,300	13,183
Priceline.com, Inc.	(a)326,400	7,615
Steak N Shake Co. (The)	(a)22,042	410
Tractor Supply Co.	(a)414,900	20,372
Tuesday Morning Corp.	672,400	21,194
		149,797
Services: Commercial (6.4%)
Advisory Board Co. (The)	(a)750,400	36,575
Coinstar, Inc.	(a)535,700	12,155
Corporate Executive Board Co.	310,699	24,337
Macquarie Infrastructure Co. Trust	733,700	20,822
		93,889
Technology — Miscellaneous (0.6%)
Housevalues, Inc.	(a)482,400	8,722
Telecommunications Equipment (1.0%)
SBA Communications Corp.	(a)1,099,496	14,843
Textile Apparel Manufacturers (1.8%)
Carter’s, Inc.	(a)453,975	26,503
Truckers (1.5%)
Landstar System, Inc.	(a)735,500	$22,153
Total Common Stocks (Cost $1,199,689)		1,435,118
	Face
	Amount
	(000)
Short-Term Investment (5.7%)
Repurchase Agreement (5.7%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $84,660 (Cost $84,652)	$ (f)84,652	84,652
Total Investments (102.9%) (Cost $1,284,341)		1,519,770
Liabilities in Excess of Other Assets (-2.9%)		(42,860)
Net Assets (100%)		$1,476,910

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (97.9%)
Diversified (3.8%)
Forest City Enterprises, Inc., Class A	210,170	$14,922
Vornado Realty Trust REIT	409,500	32,924
		47,846
Health Care (2.4%)
Health Care Property Investors, Inc. REIT	107,880	2,917
LTC Properties, Inc. REIT	113,200	2,343
Omega Healthcare Investors, Inc. REIT	439,560	5,653
Senior Housing Properties Trust REIT	985,900	18,643
Sunrise Senior Living REIT	300	3
Windrose Medical Properties Trust REIT	13,600	191
		29,750
Industrial (5.5%)
AMB Property Corp. REIT	903,300	39,230
Cabot Industrial Value Fund, Inc.	(i)2,618	1,309
Catellus Development Corp. REIT	616,100	20,208
ProLogis REIT	214,244	8,621
		69,368
Lodging/Resorts (14.2%)
Hilton Hotels Corp.	2,056,033	49,036
Host Marriot Corp. REIT	3,127,710	54,735
Interstate Hotels & Resorts, Inc.	(a)318,380	1,563
Lodgian, Inc.	(a)229,500	2,357
MeriStar Hospitality Corp. REIT	(a)761,605	6,550
Starwood Hotels & Resorts Worldwide, Inc.	1,074,006	62,905
		177,146
Office (23.9%)
Arden Realty, Inc. REIT	919,150	33,071
BRCP REIT LLC I	(i)3,729,421	3,730
Beacon Capital Partners, Inc.	(a)(d)(i)335,100	1,437
Boston Properties, Inc. REIT	884,160	61,891
Brandywine Realty Trust REIT	333,155	10,211
Brookfield Properties Co.	2,350,544	67,696
Equity Office Properties Trust REIT	1,002,027	33,167
Highwoods Properties, Inc. REIT	55,300	1,646
Kilroy Realty Corp. REIT	15,610	741
Mack-Cali Realty Corp. REIT	508,575	23,038
Prentiss Properties Trust REIT	173,950	6,339
PS Business Parks, Inc. REIT	192,500	8,557
Reckson Associates Realty Corp. REIT	632,625	21,225
SL Green Realty Corp. REIT	325,520	20,996
Trizec Properties, Inc. REIT	242,700	4,992
		298,737
Residential Apartments (17.2%)
American Campus Communities, Inc. REIT	196,670	4,460
Amli Residential Properties Trust REIT	84,600	2,644
Archstone-Smith Trust REIT	1,525,911	58,931
AvalonBay Communities, Inc. REIT	839,092	67,799
BRE Properties, Inc. REIT	164,910	6,901
Equity Residential REIT	599,175	22,062
Essex Property Trust, Inc. REIT	324,330	26,939
Gables Residential Trust REIT	110,800	4,790
Post Properties, Inc. REIT	561,175	$20,264
		214,790
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	369,970	14,710
Retail Regional Malls (15.2%)
General Growth Properties, Inc. REIT	228,455	9,387
Macerich Co. (The) REIT	488,975	32,786
Simon Property Group, Inc. REIT	1,595,007	115,622
Taubman Centers, Inc. REIT	932,773	31,798
		189,593
Retail Strip Centers (8.2%)
Acadia Realty Trust REIT	363,740	6,784
BPP Liquidating Trust	(d)113,290	31
Developers Diversified Realty Corp. REIT	72,015	3,310
Federal Realty Investment Trust REIT	767,345	45,273
Heritage Property Investment Trust REIT	145,935	5,111
Pan Pacific Retail Properties, Inc. REIT	46,580	3,092
Ramco-Gershenson Properties REIT	12,500	366
Regency Centers Corp. REIT	668,870	38,259
		102,226
Self Storage (5.5%)
Public Storage, Inc. REIT	603,845	38,193
Shurgard Storage Centers, Inc. REIT, Class A	672,142	30,892
		69,085
Specialty (0.8%)
Capital Automotive REIT	36,515	1,394
Correctional Properties Trust REIT	168,510	4,769
Spirit Finance Corp. REIT	287,400	3,377
		9,540
Total Common Stocks (Cost $760,133)		1,222,791
	Shares
Preferred Stocks (0.9%)
Lodging/Resorts (0.9%)
Wyndham International, Inc., Series II	(d)(i)54,784	3,823
Wyndham, Series B	(d)(i)102,351	7,143
		10,966
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(d)107,021	@—
Atlantic Gulf Communities Corp., Series B (Restricted)	(a)(d)(i)140,284	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)75,765	@—
		@—
Total Preferred Stocks (Cost $8,294)		10,966

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (0.8%)
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $9,935 (Cost $9,934)	$ (f)9,934	$9,934
Total Investments (99.6%) (Cost $778,361)		1,243,691
Other Assets in Excess of Liabilities (0.4%)		4,548
Net Assets (100%)		$1,248,239

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held $12,434,000 of fair valued securities, representing 1.0% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)

Restricted security not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,437,000. Wyndham, Series B Preferred was acquired 6/99 - 4/02 and has a current cost basis of $3,661,000. Wyndham International, Inc., Series II Preferred was acquired 9/02 and has a current cost basis of $2,015,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $790,000. Cabot Industrial Value Fund, Inc. was acquired 12/03 - 2/05 and has a current cost basis of $1,309,000. BRCP REIT LLC I was acquired 5/03 - 5/05 and has a current cost basis of $3,729,000. At June 30, 2005, these securities had an aggregate market value of $17,442,000, representing 1.4% of net assets.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (95.8%)
Aerospace (2.1%)
Northrop Grumman Corp.	37,690	$2,082
Raytheon Co.	49,300	1,929
		4,011
Automobiles (1.2%)
Honda Motor Co., Ltd. ADR	88,718	2,183
Beverages: Soft Drinks (1.4%)
Coca Cola Co. (The)	63,850	2,666
Biotechnology Research & Production (0.9%)
Chiron Corp.	(a)50,650	1,767
Chemicals (3.7%)
Bayer AG ADR	142,620	4,746
Dow Chemical Co. (The)	42,530	1,894
Lanxess AG	(a)13,992	313
		6,953
Communications & Media (3.8%)
Time Warner, Inc.	(a)257,050	4,296
Walt Disney Co. (The)	112,520	2,833
		7,129
Communications Technology (1.6%)
Motorola, Inc.	158,350	2,892
Computer Services Software & Systems (1.3%)
Symantec Corp.	(a)109,390	2,378
Computer Technology (1.5%)
Hewlett-Packard Co.	115,770	2,722
Consumer Staples — Miscellaneous (1.0%)
Kimberly-Clark Corp.	29,880	1,870
Diversified Financial Services (2.9%)
Bank of America Corp.	60,350	2,753
PNC Financial Services Group, Inc.	21,440	1,168
State Street Corp.	31,430	1,516
		5,437
Drugs & Pharmaceuticals (12.1%)
Bristol-Myers Squibb Co.	194,190	4,851
Eli Lilly & Co.	48,000	2,674
GlaxoSmithKline plc ADR	34,300	1,664
Roche Holding AG ADR	68,410	4,331
Sanofi-Aventis ADR	53,980	2,213
Schering-Plough Corp.	207,680	3,958
Wyeth	64,660	2,877
		22,568
Electronics: Instruments Gauges & Meters (0.2%)
Applera Corp. - Applied Biosystems Group	22,950	451
Electronics: Semi-Conductors/Components (2.1%)
Intel Corp.	89,870	2,342
Micron Technology, Inc.	(a)160,330	1,637
		3,979
Energy — Miscellaneous (1.4%)
Valero Energy Corp.	33,430	2,645
Energy Equipment (2.1%)
Schlumberger Ltd.	50,930	3,868
Entertainment (1.0%)
Viacom, Inc., Class B	58,100	$1,860
Financial — Miscellaneous (2.7%)
Equifax, Inc.	26,740	955
Freddie Mac	52,750	3,441
MBNA Corp.	24,160	632
		5,028
Foods (3.8%)
Cadbury Schweppes plc ADR	47,280	1,812
Kraft Foods, Inc., Class A	41,720	1,327
Unilever N.V. (NY Shares)	60,460	3,920
		7,059
Health Care — Miscellaneous (1.2%)
Bausch & Lomb, Inc.	27,850	2,312
Hotel/Motel (0.5%)
Marriott International, Inc., Class A	14,900	1,017
Insurance: Life (1.9%)
Cigna Corp.	32,410	3,469
Insurance: Multi-Line (2.4%)
Aegon N.V. (NY Shares)	49,020	631
Hartford Financial Services Group, Inc.	20,450	1,529
Prudential Financial, Inc.	35,710	2,345
		4,505
Insurance: Property & Casualty (3.5%)
Chubb Corp.	41,490	3,552
St. Paul Travelers Cos., Inc. (The)	74,361	2,939
		6,491
Investment Management Companies (9.5%)
Citigroup, Inc.	97,500	4,508
Goldman Sachs Group, Inc.	7,840	800
J.P. Morgan Chase & Co.	147,317	5,203
Lehman Brothers Holdings, Inc.	34,290	3,404
Merrill Lynch & Co., Inc.	71,100	3,911
		17,826
Manufacturing (2.5%)
Ingersoll Rand Co., Ltd. Class A	19,730	1,408
Parker Hannifin Corp.	10,730	665
Siemens AG ADR	36,120	2,624
		4,697
Materials & Processing — Miscellaneous (1.3%)
Newmont Mining Corp.	60,260	2,352
Multi-Sector Companies (2.2%)
General Electric Co.	117,590	4,075
Oil: Integrated Domestic (7.2%)
BP plc ADR	58,560	3,653
ConocoPhillips	58,260	3,349
Exxon Mobil Corp.	46,160	2,653
Royal Dutch Petroleum Co. (NY Shares)	58,410	3,791
		13,446
Radio & TV Broadcasters (1.9%)
Clear Channel Communications, Inc.	116,630	3,607
Railroads (0.5%)
Norfolk Southern Corp.	30,150	933

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Value Equity Portfolio

		Value
	Shares	(000)
Retail (3.9%)
Kohl’s Corp.	(a)38,170	$2,134
McDonald’s Corp.	28,900	802
Target Corp.	23,500	1,279
Wal-Mart Stores, Inc.	64,800	3,123
		7,338
Securities Brokerage & Services (1.1%)
Charles Schwab Corp. (The)	184,670	2,083
Tobacco (1.0%)
Altria Group, Inc.	28,490	1,842
Utilities: Electrical (3.9%)
American Electric Power Co., Inc.	46,330	1,708
Entergy Corp.	27,080	2,046
Exelon Corp.	30,700	1,576
FirstEnergy Corp.	41,330	1,988
		7,318
Utilities: Telecommunications (4.5%)
France Telecom S.A. ADR	62,230	1,813
Nextel Communications, Inc., Class A	(a)60,670	1,960
Sprint Corp.	67,340	1,690
Verizon Communications, Inc.	82,550	2,852
		8,315
Total Common Stocks (Cost $162,885)		179,092
	Face
	Amount
	(000)
Short-Term Investment (4.1%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $7,693 (Cost $7,692)	$ (f)7,692	7,692
Total Investments (99.9%) (Cost $170,577)		186,784
Other Assets in Excess of Liabilities (0.1%)		121
Net Assets (100%)		$186,905

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Debt Instruments (95.4%)
Argentina (3.3%)
Sovereign (3.3%)
Republic of Argentina
1.33%, 12/31/38	$ (n)1,689	$611
8.28%, 12/31/33	1,514	1,400
Republic of Argentina (Linked Variable Rate)
82.329%, 4/10/49	(b)1,210	357
		2,368
Brazil (16.0%)
Sovereign (16.0%)
Federative Republic of Brazil
4.25%, 4/15/24	(h)1,680	1,598
6.00%, 4/15/24	(h)400	388
8.875%, 10/14/19	2,560	2,720
8.875%, 4/15/24	425	443
10.50%, 7/14/14	1,230	1,458
11.00%, 8/17/40	210	253
14.50%, 10/15/09	1,820	2,375
Federative Republic of Brazil, PIK
8.00%, 4/15/14	2,127	2,179
		11,414
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria
8.25%, 1/15/15	(e)843	1,063
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)1,100	1,223
Colombia (1.6%)
Sovereign (1.6%)
Republic of Colombia
9.75%, 4/9/11	298	341
10.375%, 1/28/33	100	120
11.75%, 2/25/20	485	640
		1,101
Indonesia (3.1%)
Corporate (3.1%)
Pindo Deli Finance Mauritius
Tranche A, 4.19%, 4/28/15	362	290
Tranche B, 4.19%, 4/28/18	941	480
Tranche C, Zero Coupon, 4/28/27	1,897	379
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 4.19%, 4/28/15	(e)314	264
Tranche B, 4.19%, 4/28/18	(e)808	517
Tranche C, Zero Coupon, 4/28/27	(e)998	239
		2,169
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.00%, 3/29/18	$ (b)580	$110
Malaysia (3.6%)
Sovereign (3.6%)
Government of Malaysia
7.50%, 7/15/11	400	467
8.75%, 6/1/09	1,800	2,089
		2,556
Mexico (20.3%)
Corporate (9.2%)
Pemex Project Funding Master Trust
4.71%, 6/15/10	(e)(h)1,080	1,117
8.625%, 12/1/23	(e)460	561
9.125%, 10/13/10	1,260	1,479
9.50%, 9/15/27	(e)2,210	2,894
Satelites Mexicanos S.A. de C.V.
10.125% (expired maturity)	(b)977	523
		6,574
Sovereign (11.1%)
United Mexican States
8.125%, 12/30/19	1,573	1,935
8.375%, 1/14/11	2,540	2,963
10.375%, 2/17/09	940	1,124
11.50%, 5/15/26	658	1,057
United Mexican States, MTN
8.30%, 8/15/31	630	786
		7,865
		14,439
Nigeria (1.0%)
Sovereign (1.0%)
Central Bank of Nigeria
6.25%, 11/15/20	(n)750	739
Panama (3.1%)
Sovereign (3.1%)
Republic of Panama
8.875%, 9/30/27	740	886
9.375%, 4/1/29	490	609
9.625%, 2/8/11	415	498
10.75%, 5/15/20	170	231
		2,224
Peru (2.3%)
Sovereign (2.3%)
Republic of Peru
8.375%, 5/3/16	510	575
9.875%, 2/6/15	840	1,044
		1,619

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Philippines (7.8%)
Sovereign (7.8%)
Republic of Philippines
8.875%, 3/17/15	$3,570	$3,740
9.50%, 2/2/30	1,120	1,146
10.625%, 3/16/25	570	640
		5,526
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30	350	545
Russia (17.2%)
Corporate (1.9%)
Gaz Capital for Gazprom
8.625%, 4/28/34	1,040	1,308
Sovereign (15.3%)
Aries Vermoegensverwaltungs GmbH (Registered)
9.60%, 10/25/14	1,500	1,952
Russian Federation
5.00%, 3/31/30	(e)(n)65	74
Russian Federation (Registered)
5.00%, 3/31/30	(n)1,013	1,140
8.25%, 3/31/10	1,030	1,128
11.00%, 7/24/18	1,686	2,527
12.75%, 6/24/28	2,250	4,078
		10,899
		12,207
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12	210	243
Turkey (8.0%)
Sovereign (8.0%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06 - 9/28/06	2,127	2,857
Republic of Turkey
11.00%, 1/14/13	1,510	1,914
11.50%, 1/23/12	710	911
		5,682
Venezuela (3.6%)
Sovereign (3.6%)
Republic of Venezuela
8.50%, 10/8/14	440	458
9.375%, 1/13/34	690	724
10.75%, 9/19/13	1,190	1,396
		2,578
Total Debt Instruments (Cost $65,222)		67,806

	No. of	Value
	Warrants	(000)
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	750	$20
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	2,700	63
Total Warrants (Cost $@—)		83

	Face
	Amount
	(000)
Short-Term Investment (3.0%)
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $2,140 (Cost $2,140)	$ (f)2,140	2,140
Total Investments (98.5%) (Cost $67,362)		70,029
Other Assets in Excess of Liabilities (1.5%)		1,096
Net Assets (100%)		$71,125

(b)	Issuer is in default.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(n)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
@	Face Amount/Value is less than $500.
MTN	Medium-Term Note
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. 2 Year Treasury Note	74	$15,369	Sep-05	$11

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Commercial Paper (60.9%)
Asset Backed — Automotive (5.6%)
FCAR Owner Trust, 3.27%, 8/15/05	$10,000	$9,959
New Center Asset Trust, 3.33%, 8/22/05	15,000	14,928
		24,887
Asset Backed — Consumer (11.3%)
Old Line Funding Corp., 3.11%, 7/15/05	(e)18,000	17,978
Regency Markets No. 1 LLC, 3.31%, 7/20/05	(e)12,000	11,979
Thames Asset Global Securitization, 3.18%, 7/15/05	(e)20,000	19,975
		49,932
Asset Backed — Corporate (11.3%)
Amsterdam Funding Corp., 3.13%, 7/18/05	(e)18,000	17,973
Blue Ridge Asset Funding Corp., 3.05%, 7/06/05	(e)20,000	19,992
Eureka Securitization, Inc., 3.28%, 7/08/05	(e)12,000	11,992
		49,957
Asset Backed — Diversified (2.2%)
Jupiter Securitization Corp., 3.09%, 7/08/05	(e)10,000	9,994
Asset Backed — Mortgage (7.8%)
Mortgage Interest Networking Trust, 3.23%, 8/02/05	15,000	14,957
Sydney Capital Corp., 3.31%, 9/06/05	(e)20,000	19,878
		34,835
Asset Backed — Securities (12.3%)
Clipper Receivables Co. LLC, 3.07%, 7/06/05	17,000	16,993
Golden Fish LLC, 3.32%, 8/19/05	(e)20,000	19,910
Solitaire Funding LLC, 3.27%, 7/21/05	(e)18,000	17,968
		54,871
International Banks (10.4%)
CBA (Delaware) Finance, Inc., 3.18%, 8/09/05	10,000	9,966
Skandinaviska Enskilda Banken AB, 3.07%, 7/11/05	20,000	19,983
Svenska Handelsbanken AB, 3.13%, 7/20/05	16,100	16,073
		46,022
Total Commercial Paper (Cost $270,498)		270,498
Discount Notes (22.4%)
U.S. Government & Agency Securities (22.4%)
Federal Home Loan Bank, 3.21%, 8/26/05	25,000	24,876
Federal Home Loan Mortgage Corp., 3.07%, 7/26/05	25,000	24,947
Federal Home Loan Mortgage Corp., 3.27%, 9/06/05	30,000	29,818
Federal National Mortgage Association, 3.22%, 9/07/05	20,000	19,879
Total Discount Notes (Cost $99,520)		99,520
Repurchase Agreement (16.9%)
Bear Stearns & Co., 3.45%, dated 6/30/05, due 7/1/05, repurchase price $74,857; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage: 4.31%, due 1/1/35; Federal National Mortgage Association, Fixed Rate Mortgage: 4.80%, due 12/1/12; and Federal National Mortgage Association, Adjustable Rate Mortgages: 3.28% to 5.35%, due 3/1/17 to 7/1/34, valued at $76,348,784. (Cost $74,850)	$74,850	$74,850
Total Investments (100.2%) (Cost $444,868)		444,868
Liabilities in Excess of Other Assets (-0.2%)		(1,015)
Net Assets (100%)		$443,853

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries and/or security types which do not appear in the top 10 industries and/or security types and industries and/or security types which represent less than 3% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments

Municipal Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.9%)
Fixed Rate Instruments (12.1%)
Commercial Paper (12.1%)
Burke County Development Authority, Georgia, Oglethorpe Power Corp., Ser. 1998 B (AMBAC), 2.72%, 7/27/05	$7,000	$7,000
Burke County Development Authority, Georgia, Oglethorpe Power Corp., Ser. 1998 B (AMBAC), 2.85%, 7/12/05	7,000	7,000
Massachusetts Health & Educational Facilities Authority, Harvard University, Ser. EE, 2.72%, 7/28/05	5,642	5,642
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax, Ser. 2004 A, 2.35%, 7/12/05	5,000	5,000
New York City Municipal Water Finance Authority, New York, Ser. 5-B, 2.78%, 7/19/05	10,000	10,000
Ohio State University, General Receipts, Ser. 2004 F, 2.75%, 7/27/05	6,000	6,000
Texas Tech University System, Texas, Ser. A, 2.78%, 7/27/05	4,256	4,256
		44,898
Variable/Floating Rate Instruments (87.8%)
Daily Variable Rate Bonds (8.1%)
Atlanta, Georgia, Water & Wastewater, Ser. 2002 C (FSA), 2.25%, 11/1/41	10,700	10,700
Clarksville Public Building Authority, Tennessee, Pooled Financing, Ser. 2003, 2.28%, 1/1/33	35	35
East Baton Rouge Parish, Louisiana, Exxon Corp., Ser. 1993, 2.21%, 3/1/22	5,200	5,200
Hapeville Development Authority, Georgia, Hapeville Hotel Ltd., Ser. 1985, 1.80%, 11/1/15	3,000	3,000
Harris County Health Facilities Development Corp, Texas, Methodist Hospital System, Ser. 2005 B, 2.30%, 12/1/32	9,500	9,500
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2003, Ser. D-5, 2.28%, 7/1/17	1,785	1,785
		30,220
Weekly Variable Rate Bonds (79.7%)
American Public Energy Agency, Nebraska, National Public Gas Agency, 2003, Ser. A, 2.30%, 2/1/14	10,943	10,943
Bexar County Housing Finance Corp., Texas, Multi- Family P-Floats PT-2082, 2.31%, 1/20/10	1,000	1,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension, Ser. 2002 A (FSA), 2.25%, 10/1/32	10,000	10,000
Broward County Health Facilities Authority, Florida, Henderson Mental Health Center, Ser. 2004, 2.34%, 7/1/29	5,100	5,100
Centerra Metropolitan District No.1, Colorado, Ser. 2004, 2.31%, 12/1/29	100	100
Central Washington University Housing System, Washington, Ser. 2002 ROCs II-R Ser. 2121 (FGIC), 2.32%, 5/1/21	4,185	4,185
Charlotte, North Carolina, Convention Facility, Ser. 2003 B COPs, 2.35%, 12/1/21	5,950	5,950
Chicago Board of Education, Illinois, Ser. 2004 D (FSA), 2.32%, 3/1/23	$7,030	$7,030
Clarksville Public Building Authority, Tennessee, Pooled Financing, Ser. 1994, 2.30%, 6/1/24	4,310	4,310
Colorado Health Facilities Authority, Catholic Health Initiatives, Ser. 2004 B-4, 2.25%, 3/1/23	11,175	11,175
Colorado Health Facilities Authority, NCMC, Inc., Ser. 2005 (FSA), 2.28%, 5/15/24	4,345	4,345
DeKalb County Housing Authority, Georgia, Multifamily Housing Post Brook, Ser. 1995, (FHA), 2.38%, 6/1/25	4,000	4,000
Denver Urban Renewal Authority, Colorado, Stapleton Senior Tax Increment, P-FLOATs, Ser. PT-999, 2.37%, 10/7/06	3,000	3,000
Dyer, Indiana, Regency Place of Dyer, TOBs (FHA), 2.46%, 8/1/12	2,590	2,590
Florida Department of Transportation, Turnpike, Ser. 2004 A ROCs II-R, Ser. 314, 2.32%, 7/1/30	7,165	7,165
Fulton County Development Authority, Georgia, Morehouse College, Ser. 1997, 2.29%, 8/1/17	3,010	3,010
Garland Health Facilities Development Corp, Texas, Chambrel Club Hill, Ser. 2002 (FHA) , 2.27%, 11/15/32	4,900	4,900
Hamilton County, Ohio, Twin Towers and Twin Lakes, Ser. 2003 A, 2.31%, 7/1/23	3,500	3,500
Hawaii Department of Budget and Finance, Queens Health System, 1998, Ser. A, 2.32%, 7/1/26	6,500	6,500
Houston, Texas, Combined Utility System, MERLOTs, 2004, Ser. C13 (MBIA), 2.32%, 5/15/25	2,990	2,990
Houston, Texas, Combined Utility System, MERLOTs, 2004, Ser. C17 (MBIA), 2.32%, 5/15/26	3,000	3,000
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Ser. 1999 (AMBAC), 2.35%, 9/1/24	2,965	2,965
Illinois Finance Authority, Resurrection Health Care System, Ser. 2005 C, 2.55%, 5/15/35	10,000	10,000
Illinois Housing Development Authority, Village Center Development, Ser. 2004, 2.28%, 3/1/20	8,455	8,455
Indiana Health Facility Financing Authority, Community Health Network, Ser. 2005 C, 2.28%, 5/1/35	3,000	3,000
Indiana Transportation Finance Authority, Highway, MERLOTs, Ser. B-21 (FGIC), 2.32%, 12/1/22	2,095	2,095
Indiana Transportation Finance Authority, Highway, Ser. CDC 2004-5 (FGIC), 2.31%, 12/1/18	2,740	2,740
Jackson County Hospital Finance Authority, Michigan, W. A. Foote Memorial Hospital, Ser. 2005 A, 2.30%, 6/1/32	5,000	5,000
Jackson Health, Educational & Housing Facility Board, Tennessee, Union University, Ser. 2005, 2.29%, 7/1/19	6,000	6,000
JEA, Florida, Water & Sewer System, PUTTERS, Ser. 408 (FGIC), 2.32%, 10/1/11	2,705	2,705
Kent Hospital Finance Authority, Michigan, Metropolitan Hospital, Ser. 2005 B, 2.28%, 7/1/40	5,000	5,000

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Variable/Floating Rate Instruments (cont’d)
Weekly Variable Rate Bonds (cont’d)
Massachusetts Development Finance Agency, The Institute of Contemporary Art, Ser. 2004 A, 2.29%, 7/1/34	$7,000	$7,000
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Tennessee, Vanderbilt University, Ser. 2005 A-2, 2.15%, 10/1/44	8,100	8,100
Miami-Dade County School Board, Florida, COPs Floater-TRs, Ser. 2004 L29 (MBIA), 2.43%, 8/1/27	6,285	6,285
Minneapolis, Minnesota, Fairview Health Services, Ser. 2005 A (AMBAC), 2.28%, 11/15/32	4,000	4,000
Minneapolis, Minnesota, Guthrie Theater on the River, Ser. 2003 A, 2.28%, 10/1/23	6,700	6,700
Mississippi Development Bank, MGAM Natural Gas Supply, Ser. 2005, 2.29%, 7/1/15	8,000	8,000
Mississippi Hospital Equipment & Facilites Authority, Baptist Memorial Health Care, Ser. 2004B1 P- FLOATs PA-1276, 2.32%, 9/1/24	6,025	6,025
Missouri Health & Educational Facilities Authority, Stowers Institute, Ser. 2002 (MBIA), 2.30%, 7/1/36	6,700	6,700
Municipal Securities Pooled Trust Receipts, Various States, Ser. 2004 SG P-18, 2.43%, 1/1/35	4,795	4,795
New York City Industrial Development Agency, New York, One Bryant Park LLC, Ser. 2004 A, 2.32%, 11/1/39	5,000	5,000
North Carolina Medical Care Commission, Mission- St. Joseph’s Health System, Ser. 2003, 2.35%, 10/1/18	6,980	6,980
Orange County Industrial Development Authority, Florida, Independent Blood & Tissue Services of Florida, Inc., Ser. 2002, 2.29%, 10/1/27	3,290	3,290
Orlando-Orange County Expressway Authority, Florida, Ser. 2005, Subser. A-1 (AMBAC), 2.23%, 7/1/40	8,000	8,000
Palm Beach County, Florida, Hospice of Palm Beach County, Inc., Ser. 2001, 2.29%, 10/1/31	4,600	4,600
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania, Temple University Health System, Ser. 2005 C, 2.25%, 7/1/28	5,500	5,500
Port St. Lucie, Florida, Utility System, Ser. 2005 (MBIA), 2.31%, 9/1/35	10,000	10,000
Raleigh, North Carolina, Downtown Improvement, Ser. 2005 B COPs, 2.27%, 2/1/34	7,000	7,000
Rhode Island Convention Center Authority, Refunding, 2001, Ser. A (MBIA), 2.25%, 5/15/27	960	960
Sayre Health Care Facilities Authority, Pennsylvania, VHA of Pennsylvania, Inc., Capital Asset Financing, Ser. 1985 B (AMBAC), 2.36%, 12/1/20	1,400	1,400
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Ser. 2002, 2.35%, 5/1/32	700	700
University of Texas, Permanent University Fund, PUTTERs, Ser. 411, 2.32%, 1/1/12	2,845	2,845
Virginia Public Building Authority, Ser. B ROCs II-R, Ser. 6027, 2.32%, 8/1/14	1,995	1,995
Will County, Illinois, University of St. Francis, Ser. 2005, 2.35%, 12/1/25	$3,500	$3,500
Williamsburg, Kentucky, Cumberland College, Ser. 2002, 2.28%, 9/1/32	9,345	9,345
Wilmot Union High School District, Wisconsin, P-FLOATs PT-2275 (FSA), 2.31%, 9/1/08	5,195	5,195
York County School District No 4, South Carolina, Fort Mill, Ser. 2004 F TOCs, 2.32%, 3/9/12	5,870	5,870
Yorkville United City Special Service Area 2004-106, Illinois, Special Tax, Ser. 2004, 2.31%, 3/1/34	3,000	3,000
		295,538
		325,758
Total Tax-Exempt Instruments (Cost $370,656)		370,656
Total Investments (99.9%) (Cost $370,656)		370,656
Other Assets in Excess of Liabilities (0.1%)		408
Net Assets (100%)		$371,064

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Portfolio of Investments (cont’d)

Municipal Money Market Portfolio

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

(UNAUDITED)

		Percent
	Value	of Net
STATE	(000)	Assets
Florida	$47,145	12.7%
Illinois	44,950	12.1
Georgia	39,710	10.7
Texas	28,491	7.7
North Carolina	19,930	5.4
Colorado	18,620	5.0
Tennessee	18,445	5.0
New York	15,000	4.0
Massachusetts	14,427	3.9
Mississippi	14,025	3.8
Nebraska	10,943	2.9
Minnesota	10,700	2.9
Indiana	10,425	2.8
Michigan	10,000	2.7
Ohio	9,500	2.6
Kentucky	9,345	2.5
Pennsylvania	6,900	1.9
Missouri	6,700	1.8
South Carolina	6,570	1.8
Hawaii	6,500	1.7
Louisiana	5,200	1.4
Wisconsin	5,195	1.4
Delaware	4,795	1.3
Washington	4,185	1.1
Virginia	1,995	0.5
Rhode Island	960	0.3
	$370,656	99.9%

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by security type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Assets and Liabilities

	Active International	Emerging		European	Global
	Allocation	Markets		Real Estate	Franchise
	Portfolio	Portfolio		Portfolio	Portfolio
	(000)	(000)		(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$564,423	$1,181,894		$122,969	$68,744
Investment in Security of Affiliated Issuer, at Cost:	—	3,415		—	—
Foreign Currency, at Cost:	2,399	5,985		961	666
Investments in Securities of Unaffiliated Issuers, at Value:(1)	617,768	1,413,314		134,176	85,520
Investment in Security of Affiliated Issuer, at Value:	—	9,007		—	—
Foreign Currency, at Value:	2,368	6,005		959	661
Cash	@—	—		@—	1
Due from Broker	8,723	—		—	—
Receivable for Portfolio Shares Sold	560	1,569		223	—
Receivable for Investments Sold	—	12,008		—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	1,081	2,478		—	921
Foreign Withholding Tax Reclaim Receivable	59	388		48	112
Dividends Receivable	785	4,420		373	204
Interest Receivable	5	196		1	@—
OtherAssets	8	19		1	1
Total Assets	631,357	1,449,404		135,781	87,420
Liabilities:
Collateral on Securities Loaned, at Value	73,633	58,729		—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,347	1		—	@—
Payable for Investments Purchased	—	9,626		5,064	2,331
Payable for Portfolio Shares Redeemed	685	10,239		3	—
Investment Advisory Fees Payable	800	3,955		215	130
Bank Overdraft Payable	—	15		—	—
Payable for Administration Fees	37	89		8	5
Payable for Custodian Fees	73	472		28	16
Directors’ Fees and Expenses Payable	13	56		1	@—
Distribution Fees — Class B	1	18		@—	1
Deferred Country Taxes	—	459		—	—
Other Liabilities	85	162		19	34
Total Liabilities	76,674	83,821		5,338	2,517
Net Assets	$554,683	$1,365,583		$130,443	$84,903
Net Assets Consist Of:
Paid-in Capital	$585,575	$1,215,744		$111,716	$64,519
Undistributed (Distributions in Excess of) Net Investment Income	10,228	8,285		1,312	1,295
Accumulated Net Realized Gain (Loss)	(94,629)	(97,543)		6,215	1,389
Unrealized Appreciation (Depreciation) on:
Investments	53,345	236,553	*	11,207	16,776
Foreign Currency Exchange Contracts and Translations	(319)	2,544		(7)	924
Futures Contracts	483	—		—	—
Net Assets	$554,683	$1,365,583		$130,443	$84,903
CLASS A:
Net Assets	$552,408	$1,279,492		$129,940	$80,738
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	51,349,212	63,372,124		5,703,571	5,152,887
Net Asset Value, Offering and Redemption Price Per Share	$10.76	$20.19		$22.78	$15.67
CLASS B:
Net Assets	$2,275	$86,091		$503	$4,165
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	208,450	4,315,885		22,022	268,182
Net Asset Value, Offering and Redemption Price Per Share	$10.91	$19.95		$22.84	$15.53

(1) Including:
Repurchase Agreements, at Value:	$48,938	$24,991	$6,733	$3,219
Securities on Loan, at Value:	70,065	55,270	—	—

@ Amount is less than $500.
* Net of $459 Deferred Country Tax.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Assets and Liabilities

	Global
	Value	International	International	International
	Equity	Equity	Magnum	Small Cap
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$106,494	$7,700,649	$95,378	$1,089,508
Foreign Currency, at Cost:	737	87,906	968	8,178
Investments in Securities of Unaffiliated Issuers, at Value:(1)	118,722	8,920,339	106,704	1,361,822
Foreign Currency, at Value:	726	87,938	950	8,116
Cash	8	@—	7	17
Due from Broker	—	—	553	—
Receivable for Portfolio Shares Sold	49	8,394	37	3,266
Receivable for Investments Sold	—	9,511	740	8,949
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	3,307	215	56
Foreign Withholding Tax Reclaim Receivable	50	455	44	1,089
Dividends Receivable	252	15,881	147	1,071
Interest Receivable	@—	7	1	3
OtherAssets	2	124	1	19
Total Assets	119,809	9,045,956	109,399	1,384,408
Liabilities:
Collateral on Securities Loaned, at Value	10,706	970,572	13,503	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	2,956	251	2
Payable for Investments Purchased	—	19,381	724	14,614
Payable for Portfolio Shares Redeemed	65	3,450	27	406
Investment Advisory Fees Payable	178	16,368	176	3,232
Payable for Administration Fees	7	536	6	90
Payable for Custodian Fees	19	723	23	194
Directors’ Fees and Expenses Payable	7	149	8	12
Distribution Fees — Class B	6	232	1	—
Other Liabilities	27	628	34	126
Total Liabilities	11,015	1,014,995	14,753	18,676
Net Assets	$108,794	$8,030,961	$94,646	$1,365,732
Net Assets Consist Of:
Paid-in Capital	$95,459	$6,420,086	$93,093	$957,231
Undistributed (Distributions in Excess of) Net Investment Income	1,126	109,737	1,434	10,743
Accumulated Net Realized Gain (Loss)	(7)	281,312	(11,279)	125,525
Unrealized Appreciation (Depreciation) on:
Investments	12,228	1,219,690	11,326	272,314
Foreign Currency Exchange Contracts and Translations	(12)	136	(53)	(81)
Futures Contracts	—	—	125	—
Net Assets	$108,794	$8,030,961	$94,646	$1,365,732
CLASS A:
Net Assets	$79,062	$6,905,476	$91,917	$1,365,732
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	4,492,854	334,157,534	7,912,100	53,168,771
Net Asset Value, Offering and Redemption Price Per Share	$17.60	$20.67	$11.62	$25.69
CLASS B:
Net Assets	$29,732	$1,125,485	$2,729	$—
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	1,707,736	54,887,145	235,798	—
Net Asset Value, Offering and Redemption Price Per Share	$17.41	$20.51	$11.57	$—

(1) Including:
Repurchase Agreements, at Value:	$2,873	$71,321	$7,091	$30,728
Securities on Loan, at Value:	10,317	922,355	12,819	—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Assets and Liabilities

	Equity	Focus	Small Company	U.S. Real
	Growth	Equity	Growth	Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$567,191	$50,416	$1,284,341	$778,361
Investments in Securities of Unaffiliated Issuers, at Value:(1)	616,954	55,659	1,519,770	1,243,691
Cash	1	@—	—	1,008
Receivable for Portfolio Shares Sold	622	121	1,813	1,304
Receivable for Investments Sold	13,137	913	18,886	5,736
Dividends Receivable	142	8	480	4,610
Interest Receivable	1	@—	8	1
OtherAssets	13	1	19	19
Total Assets	630,870	56,702	1,540,976	1,256,369
Liabilities:
Payable for Investments Purchased	9,182	393	37,496	4,484
Payable for Portfolio Shares Redeemed	385	—	5,735	1,097
Investment Advisory Fees Payable	790	105	3,122	2,246
Bank Overdraft Payable	—	—	17,257	—
Payable for Administration Fees	41	4	95	82
Payable for Custodian Fees	14	4	22	22
Directors’ Fees and Expenses Payable	37	6	6	14
Distribution Fees — Class B	12	2	158	33
Other Liabilities	132	25	175	152
Total Liabilities	10,593	539	64,066	8,130
Net Assets	$620,277	$56,163	$1,476,910	$1,248,239
Net Assets Consist Of:
Paid-in Capital	$667,134	$82,061	$1,210,389	$654,161
Undistributed (Distributions in Excess of) Net Investment Income	917	—	3,582	2,295
Accumulated Net Investment Loss	—	(38)	—	—
Accumulated Net Realized Gain (Loss)	(97,537)	(31,103)	27,510	126,453
Unrealized Appreciation (Depreciation) on:
Investments	49,763	5,243	235,429	465,330
Net Assets	$620,277	$56,163	$1,476,910	$1,248,239
CLASS A:
Net Assets	$563,226	$48,244	$693,399	$1,084,008
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	33,315,179	3,783,296	52,673,818	43,292,763
Net Asset Value, Offering and Redemption Price Per Share	$16.91	$12.75	$13.16	$25.04
CLASS B:
Net Assets	$57,051	$7,919	$783,511	$164,231
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	3,421,551	634,369	61,967,957	6,610,572
Net Asset Value, Offering and Redemption Price Per Share	$16.67	$12.48	$12.64	$24.84

(1) Including:
Repurchase Agreements, at Value:	$16,437	$328	$84,652	$9,934

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Assets and Liabilities

		Emerging		Municipal
		Markets	Money	Money
	Value Equity	Debt	Market	Market
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$170,577	$67,362	$444,868	$370,656
Foreign Currency, at Cost:	—	13	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	186,784	70,029	444,868	370,656
Foreign Currency, at Value:	—	14	—	—
Cash	1	—	43	59
Due from Broker	—	312	—	—
Receivable for Portfolio Shares Sold	104	1,174	—	—
Receivable for Investments Sold	563	1,116	—	—
Dividends Receivable	314	—	—	—
Interest Receivable	1	1,227	7	1,106
OtherAssets	3	1	13	9
Total Assets	187,770	73,873	444,931	371,830
Liabilities:
Payable for Investments Purchased	521	—	—	—
Payable for Portfolio Shares Redeemed	28	2,379	—	—
Dividends Declared	—	—	497	316
Investment Advisory Fees Payable	217	126	345	306
Bank Overdraft Payable	—	201	—	—
Payable for Administration Fees	12	5	18	16
Payable for Custodian Fees	13	7	9	4
Directors’ Fees and Expenses Payable	8	6	87	48
Distribution Fees — Class B	19	@—	—	—
Other Liabilities	47	24	122	76
Total Liabilities	865	2,748	1,078	766
Net Assets	$186,905	$71,125	$443,853	$371,064
Net Assets Consist Of:
Paid-in Capital	$170,569	$151,174	$443,823	$371,045
Undistributed (Distributions in Excess of) Net Investment Income	759	2,305	30	19
Accumulated Net Realized Gain (Loss)	(630)	(85,033)	—	—
Unrealized Appreciation (Depreciation) on:
Investments	16,207	2,667	—	—
Foreign Currency Translations	—	1	—	—
Futures Contracts	—	11	—	—
Net Assets	$186,905	$71,125	$443,853	$371,064
CLASS A:
Net Assets	$93,218	$70,662	$443,853	$371,064
Shares Outstanding $0.01 par value shares of beneficial interest (500,000,000 shares authorized for Value Equity Portfolio and Emerging Market Debt
Portfolio) (4,000,000,000 shares authorized for Money Market Portfolio and Municipal Money Market Portfolio) (not in 000’s)	8,691,372	18,284,577	443,999,464	371,045,494
Net Asset Value, Offering and Redemption Price Per Share	$10.73	$3.86	$1.00	$1.00
CLASS B:
Net Assets	$93,687	$463	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	8,744,327	117,351
Net Asset Value, Offering and Redemption Price Per Share	$10.71	$3.95	$—	$—

(1) Including:
Repurchase Agreements, at Value:	$7,692	$2,140	$74,850	$—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2005

	Active		European		Global
	International	Emerging	Real	Global	Value
	Allocation	Markets	Estate	Franchise	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$9,671	$21,254	$2,239	$1,402	$1,661
Interest	1,219	1,107	90	44	75
Less: Foreign Taxes Withheld	(841)	(1,050)	(259)	(83)	(92)
Total Investment Income	10,049	21,311	2,070	1,363	1,644
Expenses:
Investment Advisory Fees (Note B)	1,847	7,936	371	279	345
Administration Fees (Note C)	227	526	37	28	41
Custodian Fees (Note E)	121	772	37	23	27
Directors’ Fees and Expenses	4	10	@—	@—	1
Professional Fees	38	88	14	19	16
Shareholder Reporting Fees	84	59	4	12	9
Distribution Fees — Class B (Note D)	3	104	1	5	38
Other Expenses	52	77	29	28	33
Total Expenses	2,376	9,572	493	394	510
Waiver of Investment Advisory Fees (Note B)	(100)	—	(28)	(39)	—
Expense Offset (Note E)	(1)	(1)	@—	@—	@—
Net Expenses	2,275	9,571	465	355	510
Net Investment Income (Loss)	7,774	11,740	1,605	1,008	1,134
Realized Gain (Loss):
Investments Sold	6,411	115,124 *	6,603	1,449	2,118
Foreign Currency Transactions	(5,071)	(490)	(80)	(923)	(22)
Futures Contracts	4,332	—	—	—	—
Net Realized Gain (Loss)	5,672	114,634	6,523	526	2,096
Change in Unrealized Appreciation (Depreciation):
Investments	(21,942)	(65,227)**	(4,556)	(1,021)	(4,458)
Foreign Currency Exchange Contracts and Translations	(1,611)	7,135	(14)	1,767	(25)
Futures Contracts	(628)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(24,181)	(58,092)	(4,570)	746	(4,483)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(18,509)	56,542	1,953	1,272	(2,387)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,735)	$68,282	$3,558	$2,280	$(1,253)

@            Amount is less than $500.

*                 Net of Country Taxes of $(82).

**          Net of Decrease in Deferred Country Tax Accrual of $482.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2005

	International	International	International	Equity	Focus
	Equity	Magnum	Small Cap	Growth	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$165,469	$1,689	$22,069	$2,332	$160
Interest	6,014	116	711	185	12
Less: Foreign Taxes Withheld	(16,075)	(162)	(2,082)	(106)	(8)
Total Investment Income	155,408	1,643	20,698	2,411	164
Expenses:
Investment Advisory Fees (Note B)	32,780	369	6,355	1,677	211
Administration Fees (Note C)	3,279	37	535	268	23
Custodian Fees (Note E)	1,129	40	296	23	5
Directors’ Fees and Expenses	57	1	9	6	@—
Professional Fees	260	15	33	40	16
Shareholder Reporting Fees	381	21	97	118	5
Distribution Fees — Class B (Note D)	1,378	3	—	171	10
Other Expenses	284	30	63	85	27
Total Expenses	39,548	516	7,388	2,388	297
Waiver of Investment Advisory Fees (Note B)	—	(50)	—	—	(5)
Expense Offset (Note E)	@—	@—	@—	@—	@—
Net Expenses	39,548	466	7,388	2,388	292
Net Investment Income (Loss)	115,860	1,177	13,310	23	(128)
Realized Gain (Loss):
Investments Sold	299,255	2,910	103,742	20,561	1,558
Foreign Currency Transactions	(41,447)	(319)	(316)	—	—
Futures Contracts	—	358	—	—	—
Net Realized Gain (Loss)	257,808	2,949	103,426	20,561	1,558
Change in Unrealized Appreciation (Depreciation):
Investments	(502,354)	(5,868)	(87,983)	(27,344)	(823)
Foreign Currency Exchange Contracts and Translations	(1,542)	(199)	(253)	—	—
Futures Contracts	—	(5)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(503,896)	(6,072)	(88,236)	(27,344)	(823)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(246,088)	(3,123)	15,190	(6,783)	735
Net Increase (Decrease) in Net Assets Resulting from Operations	$(130,228)	$(1,946)	$28,500	$(6,760)	$607

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2005

	Small			Emerging
	Company	U.S. Real	Value	Markets
	Growth	Estate	Equity	Debt
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$11,040	$12,602	$1,770	$—
Interest	709	233	127	3,154
Less: Foreign Taxes Withheld	—	(110)	@—	—
Total Investment Income	11,749	12,725	1,897	3,154
Expenses:
Investment Advisory Fees (Note B)	6,167	4,447	419	254
Administration Fees (Note C)	547	465	68	27
Custodian Fees (Note E)	39	33	19	12
Directors’ Fees and Expenses	9	8	1	1
Bank Overdraft Expense	—	—	—	7
Professional Fees	48	46	14	20
Shareholder Reporting Fees	213	142	31	3
Distribution Fees — Class B (Note D)	904	185	100	1
Other Expenses	108	72	39	24
Total Expenses	8,035	5,398	691	349
Waiver of Investment Advisory Fees (Note B)	—	—	—	(3)
Expense Offset (Note E)	(2)	(1)	@—	@—
Net Expenses	8,033	5,397	691	346
Net Investment Income (Loss)	3,716	7,328	1,206	2,808
Realized Gain (Loss):
Investments Sold	56,213	91,359	5,751	813
Futures Contracts	—	—	—	94
Net Realized Gain (Loss)	56,213	91,359	5,751	907
Change in Unrealized Appreciation (Depreciation):
Investments	13,478	(6,961)	(3,207)	184
Foreign Currency Exchange Contracts and Translations	—	—	—	(1)
Futures Contracts	—	—	—	(13)
Net Change in Unrealized Appreciation (Depreciation)	13,478	(6,961)	(3,207)	170
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	69,691	84,398	2,544	1,077
Net Increase (Decrease) in Net Assets Resulting from Operations	$73,407	$91,726	$3,750	$3,885

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2005

		Municipal
	Money	Money
	Market	Market
	Portfolio	Portfolio
	(000)	(000)
Investment Income:
Interest	$6,651	$4,924
Expenses:
Investment Advisory Fees (Note B)	732	670
Administration Fees (Note C)	122	112
Custodian Fees (Note E)	11	13
Directors’ Fees and Expenses	5	4
Professional Fees	20	14
Shareholder Reporting Fees	30	@—
Other Expenses	105	70
Total Expenses	1,025	883
Expense Offset (Note E)	@—	(3)
Net Expenses	1,025	880
Net Investment Income (Loss)	5,626	4,044
Realized Gain (Loss):
Investments Sold	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,626	$4,044

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	Active International Allocation Portfolio		Emerging Markets Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,774	$5,685	$11,740	$11,640
Net Realized Gain (Loss)	5,672	21,200	114,634	122,533
Net Change in Unrealized Appreciation (Depreciation)	(24,181)	51,085	(58,092)	107,426
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,735)	77,970	68,282	241,599
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(10,301)	—	(9,513)
Class B:
Net Investment Income	—	(42)	—	(416)
Total Distributions	—	(10,343)	—	(9,929)
Capital Share Transactions:(1)
Class A:
Subscribed	122,899	219,838	176,659	563,202
Distributions Reinvested	—	9,070	—	8,957
Redeemed	(140,665)	(68,754)	(210,944)	(564,272)
Redemption Fees	2	—	162	104
Class B:
Subscribed	428	2,286	23,124	38,135
Distributions Reinvested	—	42	—	413
Redeemed	(720)	(5,807)	(12,268)	(20,076)
Redemption Fees	@—	49	15	21
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,056)	156,724	(23,252)	26,484
Total Increase (Decrease) in Net Assets	(28,791)	224,351	45,030	258,154
Net Assets:
Beginning of Period	583,474	359,123	1,320,553	1,062,399
End of Period	$554,683	$583,474	$1,365,583	$1,320,553
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$10,228	$2,454	$8,285	$(3,455)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	11,345	22,277	9,011	34,353
Shares Issued on Distributions Reinvested	—	840	—	481
Shares Redeemed	(13,013)	(7,005)	(11,034)	(35,194)
Net Increase (Decrease) in Class A Shares Outstanding	(1,668)	16,112	(2,023)	(360)
Class B:
Shares Subscribed	38	226	1,181	2,292
Shares Issued on Distributions Reinvested	—	4	—	22
Shares Redeemed	(66)	(574)	(635)	(1,282)
Net Increase (Decrease) in Class B Shares Outstanding	(28)	(344)	546	1,032

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	European Real Estate Portfolio		Global Franchise Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,605	$689	$1,008	$1,235
Net Realized Gain (Loss)	6,523	3,827	526	7,045
Net Change in Unrealized Appreciation (Depreciation)	(4,570)	10,091	746	316
Net Increase (Decrease) in Net Assets Resulting from Operations	3,558	14,607	2,280	8,596
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(821)	—	—
Net Realized Gain	—	—	—	(3,955)
Class B:
Net Investment Income	—	(11)	—	—
Net Realized Gain	—	—	—	(277)
Total Distributions	—	(832)	—	(4,232)
Capital Share Transactions:(1)
Class A:
Subscribed	98,805	15,851	21,157	7,145
Distributions Reinvested	—	821	—	3,953
Redeemed	(23,061)	(1,596)	(781)	(36,966)
Redemption Fees	35	1	@—	149
Class B:
Subscribed	200	100	301	1,671
Distributions Reinvested	—	@—	—	277
Redeemed	(541)	(604)	(218)	(871)
Redemption Fees	—	—	—	4
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	75,438	14,573	20,459	(24,638)
Total Increase (Decrease) in Net Assets	78,996	28,348	22,739	(20,274)
Net Assets:
Beginning of Period	51,447	23,099	62,164	82,438
End of Period	$130,443	$51,447	$84,903	$62,164
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,312	$(293)	$1,295	$287

(1) Capital Share Transactions:
Class A:
Shares Subscribed	4,448	888	1,354	479
Shares Issued on Distributions Reinvested	—	37	—	260
Shares Redeemed	(1,051)	(86)	(51)	(2,472)
Net Increase (Decrease) in Class A Shares Outstanding	3,397	839	1,303	(1,733)
Class B:
Shares Subscribed	9	6	20	115
Shares Issued on Distributions Reinvested	—	@—	—	18
Shares Redeemed	(25)	(29)	(14)	(59)
Net Increase (Decrease) in Class B Shares Outstanding	(16)	(23)	6	74

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	Global Value Equity Portfolio		International Equity Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,134	$1,094	$115,860	$102,520
Net Realized Gain (Loss)	2,096	5,938	257,808	668,910
Net Change in Unrealized Appreciation (Depreciation)	(4,483)	4,931	(503,896)	578,627
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,253)	11,963	(130,228)	1,350,057
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(832)	—	(116,252)
Net Realized Gain	—	(184)	—	(474,947)
Class B:
Net Investment Income	—	(299)	—	(15,360)
Net Realized Gain	—	(83)	—	(71,363)
Total Distributions	—	(1,398)	—	(677,922)
Capital Share Transactions:(1)
Class A:
Subscribed	13,311	11,471	621,048	1,643,058
Distributions Reinvested	—	1,000	—	549,353
Redeemed	(1,918)	(6,705)	(804,912)	(1,245,518)
Redemption Fees	6	9	114	91
Class B:
Subscribed	2,074	5,089	266,393	414,909
Distributions Reinvested	—	382	—	86,576
Redeemed	(2,530)	(11,020)	(195,360)	(237,977)
Redemption Fees	1	6	22	18
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,944	232	(112,695)	1,210,510
Total Increase (Decrease) in Net Assets	9,691	10,797	(242,923)	1,882,645
Net Assets:
Beginning of Period	99,103	88,306	8,273,884	6,391,239
End of Period	$108,794	$99,103	$8,030,961	$8,273,884
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,126	$(8)	$109,737	$(6,123)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	755	693	29,754	82,082
Shares Issued on Distributions Reinvested	—	56	—	26,129
Shares Redeemed	(109)	(409)	(38,669)	(61,971)
Net Increase (Decrease) in Class A Shares Outstanding	646	340	(8,915)	46,240
Class B:
Shares Subscribed	119	313	12,828	20,517
Shares Issued on Distributions Reinvested	—	22	—	4,164
Shares Redeemed	(145)	(688)	(9,411)	(11,898)
Net Increase (Decrease) in Class B Shares Outstanding	(26)	(353)	3,417	12,783

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	International Magnum Portfolio		International Small Cap Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,177	$1,041	$13,310	$11,376
Net Realized Gain (Loss)	2,949	8,521	103,426	110,235
Net Change in Unrealized Appreciation (Depreciation)	(6,072)	5,455	(88,236)	198,420
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,946)	15,017	28,500	320,031
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(1,884)	—	(16,593)
Net Realized Gain	—	—	—	(89,822)
Class B:
Net Investment Income	—	(44)	—	—
Total Distributions	—	(1,928)	—	(106,415)
Capital Share Transactions:(1)
Class A:
Subscribed	12,607	14,773	142,022	290,544
Distributions Reinvested	—	1,707	—	97,500
Redeemed	(12,968)	(26,151)	(80,880)	(225,580)
Redemption Fees	@—	—	7	7
Class B:
Subscribed	715	1,464	—	—
Distributions Reinvested	—	44	—	—
Redeemed	(529)	(1,484)	—	—
Redemption Fees	@—	6	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(175)	(9,641)	61,149	162,471
Total Increase (Decrease) in Net Assets	(2,121)	3,448	89,649	376,087
Net Assets:
Beginning of Period	96,767	93,319	1,276,083	899,996
End of Period	$94,646	$96,767	$1,365,732	$1,276,083
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,434	$257	10,743	$(2,567)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	1,075	1,391	5,534	12,655
Shares Issued on Distributions Reinvested	—	149	—	3,943
Shares Redeemed	(1,120)	(2,512)	(3,183)	(9,636)
Net Increase (Decrease) in Class A Shares Outstanding	(45)	(972)	2,351	6,962
Class B:
Shares Subscribed	61	140	—	—
Shares Issued on Distributions Reinvested	—	4	—	—
Shares Redeemed	(46)	(142)	—	—
Net Increase (Decrease) in Class B Shares Outstanding	15	2	—	—

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	Equity Growth Portfolio		Focus Equity Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23	$4,225	$(128)	$212
Net Realized Gain (Loss)	20,561	77,504	1,558	2,863
Net Change in Unrealized Appreciation (Depreciation)	(27,344)	(18,972)	(823)	884
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,760)	62,757	607	3,959
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(2,734)	—	(103)
Class B:
Net Investment Income	—	(480)	—	—
Total Distributions	—	(3,214)	—	(103)
Capital Share Transactions:(1)
Class A:
Subscribed	64,049	206,548	3,043	5,830
Distributions Reinvested	—	2,720	—	102
Redeemed	(55,782)	(289,148)	(8,120)	(17,889)
Class B:
Subscribed	19,175	45,500	2,433	2,104
Distributions Reinvested	—	477	—	—
Redeemed	(157,395)	(57,939)	(3,116)	(2,263)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(129,953)	(91,842)	(5,760)	(12,116)
Total Increase (Decrease) in Net Assets	(136,713)	(32,299)	(5,153)	(8,260)
Net Assets:
Beginning of Period	756,990	789,289	61,316	69,576
End of Period	$620,277	$756,990	$56,163	$61,316
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$917	$894	$—	$90
Accumulated Net Investment Loss Included in End of Period Net Assets	—	—	(38)	—

(1) Capital Share Transactions:
Class A:
Shares Subscribed	3,960	13,069	249	492
Shares Issued on Distributions Reinvested	—	162	—	8
Shares Redeemed	(3,462)	(17,875)	(657)	(1,516)
Net Increase (Decrease) in Class A Shares Outstanding	498	(4,644)	(408)	(1,016)
Class B:
Shares Subscribed	1,196	2,947	206	183
Shares Issued on Distributions Reinvested	—	29	—	—
Shares Redeemed	(9,943)	(3,644)	(266)	(195)
Net Increase (Decrease) in Class B Shares Outstanding	(8,747)	(668)	(60)	(12)

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	Small Company Growth Portfolio		U.S. Real Estate Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,716	$(9,251)	$7,328	$20,779
Net Realized Gain (Loss)	56,213	94,642	91,359	78,698
Net Change in Unrealized Appreciation (Depreciation)	13,478	111,273	(6,961)	245,206
Net Increase (Decrease) in Net Assets Resulting from Operations	73,407	196,664	91,726	344,683
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	—	(4,448)	(20,112)
Net Realized Gain	—	(19,248)	—	(39,780)
Class B:
Net Investment Income	—	—	(564)	(1,863)
Net Realized Gain	—	(21,671)	—	(5,186)
Total Distributions	—	(40,919)	(5,012)	(66,941)
Capital Share Transactions:(1)
Class A:
Subscribed	87,510	383,757	119,059	272,597
Distributions Reinvested	—	18,037	3,987	56,387
Redeemed	(80,249)	(121,266)	(211,813)	(380,361)
Class B:
Subscribed	118,987	291,972	43,931	80,932
Distributions Reinvested	—	21,670	564	7,046
Redeemed	(87,754)	(168,240)	(41,101)	(35,142)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	38,494	425,930	(85,373)	1,459
Total Increase (Decrease) in Net Assets	111,901	581,675	1,341	279,201
Net Assets:
Beginning of Period	1,365,009	783,334	1,246,898	967,697
End of Period	$1,476,910	$1,365,009	$1,248,239	$1,246,898
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$3,582	$—	$2,295	$(21)
Accumulated Net Investment Loss Included in End of Period Net Assets	—	(134)	—	—

(1) Capital Share Transactions:
Class A:
Shares Subscribed	7,067	33,511	5,337	13,971
Shares Issued on Distributions Reinvested	—	1,462	40	2,587
Shares Redeemed	(6,495)	(10,553)	(9,384)	(19,349)
Net Increase (Decrease) in Class A Shares Outstanding	572	24,420	(4,007)	(2,791)
Class B:
Shares Subscribed	9,978	26,411	1,968	4,029
Shares Issued on Distributions Reinvested	—	1,826	@—	322
Shares Redeemed	(7,385)	(15,258)	(1,833)	(1,817)
Net Increase (Decrease) in Class B Shares Outstanding	2,593	12,979	135	2,534

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	Value Equity Portfolio		Emerging Markets Debt Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,206	$2,119	$2,808	$4,871
Net Realized Gain (Loss)	5,751	17,231	907	675
Net Change in Unrealized Appreciation (Depreciation)	(3,207)	1,949	170	(76)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,750	21,299	3,885	5,470
Distributions from and/or in Excess of:
Class A:
Net Investment Income	(256)	(1,367)	—	(5,246)
Class B:
Net Investment Income	(181)	(745)	—	(26)
Total Distributions	(437)	(2,112)	—	(5,272)
Capital Share Transactions:(1)
Class A:
Subscribed	7,630	19,852	8,130	47,055
Distributions Reinvested	252	1,350	—	3,506
Redeemed	(7,309)	(50,149)	(22,437)	(24,285)
Redemption Fees	—	—	1	2
Class B:
Subscribed	23,342	25,523	—	—
Distributions Reinvested	179	739	—	26
Redeemed	(6,629)	(31,552)	—	(32)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,465	(34,237)	(14,306)	26,272
Total Increase (Decrease) in Net Assets	20,778	(15,050)	(10,421)	26,470
Net Assets:
Beginning of Period	166,127	181,177	81,546	55,076
End of Period	$186,905	$166,127	$71,125	$81,546
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$759	$(10)	$2,305	$(503)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	726	2,070	2,184	12,890
Shares Issued on Distributions Reinvested	24	138	—	964
Shares Redeemed	(704)	(5,277)	(6,175)	(7,065)
Net Increase (Decrease) in Class A Shares Outstanding	46	(3,069)	(3,991)	6,789
Class B:
Shares Subscribed	2,209	2,668	—	—
Shares Issued on Distributions Reinvested	17	75	—	7
Shares Redeemed	(633)	(3,349)	—	(9)
Net Increase (Decrease) in Class B Shares Outstanding	1,593	(606)	—	(2)

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Statements of Changes in Net Assets

	Money Market Portfolio		Municipal Money Market Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(unaudited)	2004	(unaudited)	2004
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$5,626	$5,770	$4,044	$3,503
Net Realized Gain (Loss)	—	@—	—	@—
Net Increase (Decrease) in Net Assets Resulting from Operations	5,626	5,770	4,044	3,503
Distributions from and/or in Excess of:
Class A:
Net Investment Income	(5,626)	(5,834)	(4,044)	(3,503)
Capital Share Transactions:(1)
Class A:
Subscribed	1,145,825	2,279,953	1,203,466	2,140,786
Distributions Reinvested	5,531	5,179	4,022	3,086
Redeemed	(1,254,369)	(2,533,601)	(1,285,742)	(2,206,105)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(103,013)	(248,469)	(78,254)	(62,233)
Total Increase (Decrease) in Net Assets	(103,013)	(248,533)	(78,254)	(62,233)
Net Assets:
Beginning of Period	546,866	795,399	449,318	511,551
End of Period	$443,853	$546,866	$371,064	$449,318
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$30	$30	$19	$19

(1) Capital Share Transactions:
Class A:
Shares Subscribed	1,145,825	2,279,952	1,203,466	2,140,786
Shares Issued on Distributions Reinvested	5,531	5,179	4,022	3,086
Shares Redeemed	(1,254,369)	(2,533,600)	(1,285,742)	(2,206,105)
Net Increase (Decrease) in Class A Shares Outstanding	(103,013)	(248,469)	(78,254)	(62,233)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.96		$9.58	$7.30	$8.65	$10.68	$14.26
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	†	0.13 †	0.13 †	0.13 †	0.12	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		1.46	2.32	(1.26)	(2.01)	(2.32)
Total from Investment Operations	(0.20)		1.59	2.45	(1.13)	(1.89)	(2.13)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)	(0.17)	(0.22)	(0.14)	(0.01)
Net Realized Gain	—		—	—	—	(0.00)‡	(1.44)
Total Distributions	—		(0.21)	(0.17)	(0.22)	(0.14)	(1.45)
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$10.76		$10.96	$9.58	$7.30	$8.65	$10.68
Total Return	(1.82	)%#	16.64%	33.65%	(13.11)%	(17.63)%	(14.97)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$552,408		$580,851	$353,488	$249,742	$388,225	$509,309
Ratio of Expenses to Average Net Assets (1)	0.80	%*	0.80%	0.80%	0.80%	0.81%	0.82%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		0.80%	0.80%	N/A	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.74	%*	1.28%	1.66%	1.57%	1.25%	1.55%
Portfolio Turnover Rate	13	%#	24%	55%	42%	36%	80%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.80	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	0.84	%*	0.91%	0.96%	0.93%	0.89%	0.93%
Net Investment Income (Loss) to Average Net Assets	2.70	%*	1.18%	1.50%	1.44%	1.17%	1.45%

†                            Per share amount is based on average shares outstanding.

‡                            Amount is less than $0.005 per share.

#                           Not annualized

*                           Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Active International Allocation Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.13		$9.72	$7.41	$8.77	$10.80	$14.41
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	†	0.10†	0.12†	0.11†	0.13	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		1.35	2.33	(1.27)	(2.06)	(2.43)
Total from Investment Operations	(0.22)		1.45	2.45	(1.16)	(1.93)	(2.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)	(0.14)	(0.20)	(0.10)	(0.01)
Net Realized Gain	—		—	—	—	(0.00)‡	(1.44)
Total Distributions	—		(0.17)	(0.14)	(0.20)	(0.10)	(1.45)
Redemption Fees	0.00	‡	0.13	—	—	—	—
Net Asset Value, End of Period	$10.91		$11.13	$9.72	$7.41	$8.77	$10.80
Total Return	(1.98	)%#	16.29%	33.13%	(13.29)%	(17.81)%	(15.02)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,275		$2,623	$5,635	$8,418	$10,362	$19,814
Ratio of Expenses to Average Net Assets (1)	1.05	%*	1.05%	1.05%	1.05%	1.06%	1.07%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.05%	1.05%	N/A	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.55	%*	1.03%	1.41%	1.32%	1.05%	1.42%
Portfolio Turnover Rate	13	%#	24%	55%	42%	36%	80%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.05	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.09	%*	1.16%	1.21%	1.18%	1.14%	1.18%
Net Investment Income (Loss) to Average Net Assets	2.51	%*	0.92%	1.25%	1.19%	0.97%	1.31%

†                            Per share amount is based on average shares outstanding.

‡                            Amount is less than $0.005 per share.

#                           Not annualized

*                           Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$19.10		$15.52	$10.13	$10.81	$11.31	$19.27
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	†	0.19 †	0.14 †	0.04 †	0.05	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.92		3.54	5.44	(0.71)	(0.55)	(7.28)
Total from Investment Operations	1.09		3.73	5.58	(0.67)	(0.50)	(7.38)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	(0.18)	(0.01)	—	—
Net Realized Gain	—		—	—	—	—	(0.58)
Return of Capital	—		—	(0.01)	—	—	—
Total Distributions	—		(0.15)	(0.19)	(0.01)	—	(0.58)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$20.19		$19.10	$15.52	$10.13	$10.81	$11.31
Total Return	5.65	%#	24.09%	55.08%	(6.24)%	(4.42)%	(38.43)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,279,492		$1,249,299	$1,020,353	$657,203	$748,058	$917,091
Ratio of Expenses to Average Net Assets(1)	1.44	%*	1.52%^^	1.64%	1.65%	1.65%	1.63%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Bank Overdraft Expense	N/A		1.52%	1.61%	1.58%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.80	%*	1.09%	1.15%	0.35%	0.47%	(0.63)%
Portfolio Turnover Rate	33	%#	73%	92%	91%	93%	92%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.44	%*	N/A	N/A	N/A	N/A	N/A

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

^^       Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class A shares.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Emerging Markets Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$18.90		$15.36	$10.06	$10.73	$11.26	$19.24
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	†	0.15 †	0.11 †	0.01 †	0.03	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.90		3.49	5.35	(0.68)	(0.56)	(7.29)
Total from Investment Operations	1.05		3.64	5.46	(0.67)	(0.53)	(7.40)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	(0.15)	—	—	—
Net Realized Gain	—		—	—	—	—	(0.58)
Return of Capital	—		—	(0.01)	—	—	—
Total Distributions	—		(0.11)	(0.16)	—	—	(0.58)
Redemption Fees	0.00	‡	0.01	—	—	—	—
Net Asset Value, End of Period	$19.95		$18.90	$15.36	$10.06	$10.73	$11.26
Total Return	5.50	%#	23.84%	54.31%	(6.24)%	(4.71)%	(38.60)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,091		$71,254	$42,046	$13,208	$14,456	$13,949
Ratio of Expenses to Average Net Assets(1)	1.69	%*	1.77%^^	1.89%	1.90%	1.90%	1.88%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Bank Overdraft Expense	N/A		1.77%	1.86%	1.83%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.57	%*	0.89%	0.90%	0.10%	0.22%	(0.82)%
Portfolio Turnover Rate	33	%#	73%	92%	91%	93%	92%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.69	%*	N/A	N/A	N/A	N/A	N/A

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

^^       Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class B shares. Prior to November 1, 2004, the maximum ratio was 2.00% for Class B shares.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

European Real Estate Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$21.95		$15.13	$10.93	$9.30	$10.38	$9.16
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.38	†	0.36 †	0.27 †	0.37 †	0.27	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.44		6.82	4.35	1.90	(1.09)	1.30
Total from Investment Operations	0.82		7.18	4.62	2.27	(0.82)	1.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)	(0.42)	(0.64)	(0.26)	(0.15)
Redemption Fees	0.01		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$22.78		$21.95	$15.13	$10.93	$9.30	$10.38
Total Return	3.83	%#	47.49%	42.41%	24.52%	(7.85)%	14.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$129,940		$50,620	$22,184	$19,215	$13,826	$7,766
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.00%	1.01%	1.03%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.00%	1.00%	N/A	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.46	%*	2.05%	2.23%	3.37%	2.30%	1.55%
Portfolio Turnover Rate	25	%#	42%	47%	79%	46%	74%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.00	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.06	%*	1.38%	1.49%	1.56%	1.53%	1.90%
Net Investment Income (Loss) to Average Net Assets	3.40	%*	1.67%	1.74%	2.81%	1.74%	0.69%

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$22.04		$15.17	$10.96	$9.33	$10.41	$9.19
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.28	†	0.35 †	0.28 †	0.27 †	0.08	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.52		6.81	4.32	1.97	(0.93)	1.16
Total from Investment Operations	0.80		7.16	4.60	2.24	(0.85)	1.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.39)	(0.61)	(0.23)	(0.12)
Net Asset Value, End of Period	$22.84		$22.04	$15.17	$10.96	$9.33	$10.41
Total Return	3.68	%#	47.15%	42.06%	24.11%	(8.08)%	14.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$503		$827	$915	$953	$1,687	$1,449
Ratio of Expenses to Average Net Assets (2)	1.25	%*	1.25%	1.25%	1.25%	1.26%	1.28%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft
Expense	N/A		1.25%	1.25%	N/A	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	2.53	%*	2.03%	1.98%	3.12%	1.53%	1.50%
Portfolio Turnover Rate	25	%#	42%	47%	79%	46%	74%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.25	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.31	%*	1.66%	1.74%	1.81%	1.78%	2.15%
Net Investment Income (Loss) to Average Net Assets	2.45	%*	1.62%	1.49%	2.56%	0.96%	0.61%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended					Period from
	June 30, 2005		Year Ended December 31,			November 28, 2001^
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	to December 31, 2001
Net Asset Value, Beginning of Period	$15.12		$14.29	$11.29	$10.48	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.22	†	0.27 †	0.23 †	0.17 †	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.33		1.66	2.91	0.68	0.47
Total from Investment Operations	0.55		1.93	3.14	0.85	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.03)	—	—
Net Realized Gain	—		(1.13)	(0.11)	(0.04)	—
Total Distributions	—		(1.13)	(0.14)	(0.04)	—
Redemption Fees	0.00	‡	0.03	0.00 ‡	—	—
Net Asset Value, End of Period	$15.67		$15.12	$14.29	$11.29	$10.48
Total Return	3.64	%#	13.77%	27.92%	8.10%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,738		$58,223	$79,756	$48,644	$10,595
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.00%	1.00	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.91	%*	1.82%	1.91%	1.41%	1.30	%*
Portfolio Turnover Rate	4	%#	21%	32%	62%	N/A

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.00	%*	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.11	%*	1.16%	1.23%	1.28%	16.47	%*
Net Investment Income (Loss) to Average Net Assets	2.80	%*	1.66%	1.68%	1.13%	(14.17	)%*

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

^         Commencement of Operations

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Global Franchise Portfolio

	Class B
	Six Months Ended					Period from
	June 30, 2005		Year Ended December 31,			November 28, 2001^
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	to December 31, 2001
Net Asset Value, Beginning of Period	$15.01		$14.22	$11.24	$10.46	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	†	0.22 †	0.22 †	0.11 †	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.32		1.69	2.88	0.71	0.55
Total from Investment Operations	0.52		1.91	3.10	0.82	0.46
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.01)	—	—
Net Realized Gain	—		(1.13)	(0.11)	(0.04)	—
Total Distributions	—		(1.13)	(0.12)	(0.04)	—
Redemption Fees	—		0.01	—	—	—
Net Asset Value, End of Period	$15.53		$15.01	$14.22	$11.24	$10.46
Total Return	3.46	%#	13.56%	27.62%	7.82%	4.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,165		$3,941	$2,682	$1,427	$415
Ratio of Expenses to Average Net Assets (1)	1.25	%*	1.25%	1.25%	1.25%	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.65	%*	1.47%	1.66%	1.16%	(13.29	)%*
Portfolio Turnover Rate	4	%#	21%	32%	62%	N/A

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.25	%*	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.36	%*	1.41%	1.48%	1.53%	16.72	%*
Net Investment Income (Loss) to Average Net Assets	2.54	%*	1.31%	1.43%	0.88%	(21.62	)%*

†         Per share amount is based on average shares outstanding.

^         Commencement of Operations

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Global Value Equity Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.81		$15.84	$12.46	$15.45	$17.05	$18.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.20	†	0.22 †	0.19 †	0.15 †	0.13	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)		2.02	3.42	(2.82)	(1.56)	1.75
Total from Investment Operations	(0.21)		2.24	3.61	(2.67)	(1.43)	2.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.16)	(0.20)	(0.17)	(0.62)
Net Realized Gain	—		(0.05)	(0.08)	(0.12)	—	(2.66)
Total Distributions	—		(0.27)	(0.24)	(0.32)	(0.17)	(3.28)
Redemption Fees	0.00	‡	0.00 ‡	0.01	—	—	—
Net Asset Value, End of Period	$17.60		$17.81	$15.84	$12.46	$15.45	$17.05
Total Return	(1.18	)%#	14.13%	29.21%	(17.34)%	(8.36)%	11.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,062		$68,505	$55,545	$34,297	$34,079	$40,418
Ratio of Expenses to Average Net Assets (1)	0.92	%*	1.00%	1.00%	1.00%	1.01%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft
Expense	N/A		1.00%	1.00%	N/A	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.28	%*	1.31%	1.44%	1.08%	0.79%	1.16%
Portfolio Turnover Rate	12	%#	30%	53%	42%	51%	48%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.92	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		1.07%	1.20%	1.12%	1.16%	1.17%
Net Investment Income (Loss) to Average Net Assets	N/A		1.24%	1.24%	0.96%	0.64%	1.00%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Global Value Equity Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$17.64		$15.70	$12.35	$15.33	$16.92	$18.20
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.17	†	0.17 †	0.16 †	0.12 †	0.13	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)		2.00	3.40	(2.82)	(1.58)	1.68
Total from Investment Operations	(0.23)		2.17	3.56	(2.70)	(1.45)	1.95
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)	(0.13)	(0.16)	(0.14)	(0.57)
Net Realized Gain	—		(0.05)	(0.08)	(0.12)	—	(2.66)
Total Distributions	—		(0.23)	(0.21)	(0.28)	(0.14)	(3.23)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$17.41		$17.64	$15.70	$12.35	$15.33	$16.92
Total Return	(1.30	)%#	13.78%	28.95%	(17.63)%	(8.58)%	11.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,732		$30,598	$32,761	$26,866	$30,089	$30,196
Ratio of Expenses to Average Net Assets (1)	1.17	%*	1.25%	1.25%	1.25%	1.26%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft
Expense	N/A		1.25%	1.25%	N/A	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.00	%*	1.07%	1.19%	0.83%	0.78%	1.14%
Portfolio Turnover Rate	12	%#	30%	53%	42%	51%	48%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.17	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		1.32%	1.45%	1.37%	1.41%	1.42%
Net Investment Income (Loss) to Average Net Assets	N/A		0.99%	0.99%	0.71%	0.64%	0.97%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended
Selected Per Share Data and Ratios	June 30, 2005		Year Ended December 31,
	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.99		$19.06	$14.60	$15.59	$17.88	$19.62
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.30	†	0.30 †	0.24 †	0.19 †	0.25	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)		3.50	4.54	(0.82)	(2.00)	1.44
Total from Investment Operations	(0.32)		3.80	4.78	(0.63)	(1.75)	1.69
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)	(0.32)	(0.33)	(0.34)	(0.04)
Net Realized Gain	—		(1.50)	—	(0.03)	(0.20)	(3.39)
Total Distributions	—		(1.87)	(0.32)	(0.36)	(0.54)	(3.43)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$20.67		$20.99	$19.06	$14.60	$15.59	$17.88
Total Return	(1.52	)%#	19.96%	32.82%	(4.02)%	(9.74)%	9.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,905,476		$7,200,606	$5,657,941	$3,953,655	$4,004,817	$4,810,852
Ratio of Expenses to Average Net Assets (1)	0.93	%*	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.86	%*	1.48%	1.48%	1.24%	1.35%	1.45%
Portfolio Turnover Rate	16	%#	41%	45%	51%	63%	53%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.93	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.02%	1.00%	1.01%	1.00%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	1.46%	1.24%	1.34%	1.45%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

International Equity Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$20.85		$18.96	$14.53	$15.53	$17.81	$19.58
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.27	†	0.24 †	0.18 †	0.12 †	0.07	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)		3.47	4.54	(0.78)	(1.83)	1.39
Total from Investment Operations	(0.34)		3.71	4.72	(0.66)	(1.76)	1.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(0.29)	(0.31)	(0.32)	—
Net Realized Gain	—		(1.50)	—	(0.03)	(0.20)	(3.39)
Total Distributions	—		(1.82)	(0.29)	(0.34)	(0.52)	(3.39)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$20.51		$20.85	$18.96	$14.53	$15.53	$17.81
Total Return	(1.63	)%#	19.67%	32.46%	(4.25)%	(9.83)%	8.94%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,125,485		$1,073,278	$733,298	$439,422	$165,439	$59,945
Ratio of Expenses to Average Net Assets (1)	1.18	%*	1.23%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.64	%*	1.21%	1.23%	0.99%	0.73%	1.44%
Portfolio Turnover Rate	16	%#	41%	45%	51%	63%	53%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.18	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.27%	1.25%	1.26%	1.25%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	1.21%	0.99%	0.72%	1.44%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

International Magnum Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.83		$10.20	$8.04	$9.34	$11.56	$13.62
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	†	0.13 †	0.11 †	0.07 †	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		1.74	2.22	(1.31)	(2.27)	(1.52)
Total from Investment Operations	(0.21)		1.87	2.33	(1.24)	(2.16)	(1.41)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)	(0.17)	(0.06)	(0.06)	(0.16)
Net Realized Gain	—		—	—	—	—	(0.49)
Total Distributions	—		(0.24)	(0.17)	(0.06)	(0.06)	(0.65)
Redemption Fees	0.00	‡	—	—	—	—	—
Net Asset Value, End of Period	$11.62		$11.83	$10.20	$8.04	$9.34	$11.56
Total Return	(1.78	)%#	18.45%	29.07%	(13.36)%	(18.71)%	(10.50)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,917		$94,162	$91,087	$68,275	$120,753	$183,566
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.01%	1.01%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft
Expense	N/A		1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.56	%*	1.20%	1.25%	0.81%	1.00%	0.84%
Portfolio Turnover Rate	14	%#	49%	53%	59%	44%	56%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.00	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.11	%*	1.23%	1.29%	1.30%	1.14%	1.10%
Net Investment Income (Loss) to Average Net Assets	2.45	%*	0.96%	0.96%	0.52%	0.87%	0.75%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

International Magnum Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.80		$10.18	$8.04	$9.32	$11.52	$13.58
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	†	0.11 †	0.10 †	0.06 †	0.01	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		1.70	2.18	(1.31)	(2.18)	(1.54)
Total from Investment Operations	(0.23)		1.81	2.28	(1.25)	(2.17)	(1.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.14)	(0.03)	(0.03)	(0.12)
Net Realized Gain	—		—	—	—	—	(0.48)
Total Distributions	—		(0.22)	(0.14)	(0.03)	(0.03)	(0.60)
Redemption Fees	0.00	‡	0.03	0.00 ‡	—	—	—
Net Asset Value, End of Period	$11.57		$11.80	$10.18	$8.04	$9.32	$11.52
Total Return	(1.95	)%#	18.15%	28.49%	(13.49)%	(18.87)%	(10.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,729		$2,605	$2,232	$6,644	$10,542	$23,474
Ratio of Expenses to Average Net Assets (1)	1.25	%*	1.25%	1.25%	1.26%	1.26%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft
Expense	N/A		1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.34	%*	1.00%	1.00%	0.56%	0.75%	0.58%
Portfolio Turnover Rate	14	%#	49%	53%	59%	44%	56%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.25	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.36	%*	1.48%	1.54%	1.55%	1.39%	1.35%
Net Investment Income (Loss) to Average Net Assets	2.23	%*	0.77%	0.71%	0.27%	0.62%	0.49%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

International Small Cap Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$25.11		$20.52	$14.21	$14.82	$16.30	$19.67
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.25	†	0.24 †	0.24 †	0.15 †	0.21	0.24
Net Realized and Unrealized Gain (Loss) on Investments ^^	0.33		6.59	6.61	(0.59)	(1.18)	(0.86)
Total from Investment Operations	0.58		6.83	6.85	(0.44)	(0.97)	(0.62)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.23)	(0.13)	(0.27)	(0.17)
Net Realized Gain	—		(1.89)	(0.31)	(0.04)	(0.24)	(2.61)
Total Distributions	—		(2.24)	(0.54)	(0.17)	(0.51)	(2.78)
Redemption Fees	0.00	‡	0.00 ‡	0.00‡	—	—	—
Transaction Fees	—		—	—	—	0.00 ‡	0.03
Net Asset Value, End of Period	$25.69		$25.11	$20.52	$14.21	$14.82	$16.30
Total Return	2.31	%#	33.53%	48.32%	(2.99)%	(5.88)%	(2.92)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,365,732		$1,276,083	$899,996	$440,124	$376,981	$374,924
Ratio of Expenses to Average Net Assets (1)	1.10	%*	1.15%	1.15%	1.15%	1.15%	1.16%
Ratio of Expenses to Average Net Assets Excluding Bank
Overdraft Expense	N/A		1.15%	1.15%	N/A	N/A	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.99	%*	1.04%	1.40%	1.00%	1.38%	1.32%
Portfolio Turnover Rate	23	%#	38%	38%	34%	39%	54%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.10	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		1.16%	1.20%	1.19%	1.19%	1.22%
Net Investment Income (Loss) to Average Net Assets	N/A		1.03%	1.35%	0.96%	1.34%	1.38%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

^^       Includes a 0.50% transaction fee on subscriptions and redemptions of capital shares for the years ended 2000 and 2001.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Equity Growth Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.88		$15.74	$12.49	$17.29	$20.51	$25.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.00	†	0.09 †	0.05 †	0.03 †	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.03		1.13	3.25	(4.80)	(3.08)	(2.76)
Total from Investment Operations	0.03		1.22	3.30	(4.77)	(3.07)	(2.77)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	(0.05)	(0.03)	—	—
Net Realized Gain	—		—	—	—	(0.15)	(1.76)
Total Distributions	—		(0.08)	(0.05)	(0.03)	(0.15)	(1.76)
Net Asset Value, End of Period	$16.91		$16.88	$15.74	$12.49	$17.29	$20.51
Total Return	0.18	%#	7.75%	26.41%§	(27.64)%	(14.97)%	(11.78)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$563,226		$554,097	$589,698	$432,207	$603,652	$886,824
Ratio of Expenses to Average Net Assets (1)	0.66	%*	0.77%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.06	%*	0.58%	0.34%	0.21%	0.05%	0.79%
Portfolio Turnover Rate	55	%#	179%	131%	143%	94%	71%

(1) Suplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.66	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	0.82%	0.81%	0.81%	0.80%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	0.32%	0.21%	0.06%	(0.06)%

†         Per share amount is based on average shares outstanding.

§         In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 25.07%.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Equity Growth Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.67		$15.55	$12.34	$17.08	$20.32	$24.90
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.01	)†	0.05 †	0.01 †	(0.00)†‡	(0.04)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.01		1.11	3.21	(4.74)	(3.05)	(2.78)
Total from Investment Operations	—		1.16	3.22	(4.74)	(3.09)	(2.82)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.01)	—	—	—
Net Realized Gain	—		—	—	—	(0.15)	(1.76)
Total Distributions	—		(0.04)	(0.01)	—	(0.15)	(1.76)
Net Asset Value, End of Period	$16.67		$16.67	$15.55	$12.34	$17.08	$20.32
Total Return	0.00	%#	7.45%	26.13%§	(27.75)%	(15.26)%	(12.01)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,051		$202,893	$199,591	$156,501	$223,646	$350,556
Ratio of Expenses to Average Net Assets (1)	0.91	%*	1.02%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.18	)%*	0.33%	0.09%	(0.04)%	(0.22)%	(1.04)%
Portfolio Turnover Rate	55	%#	179%	131%	143%	94%	71%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.91	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.07%	1.06%	1.06%	1.05%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	0.07%	(0.04)%	(0.22)%	(0.30)%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

§         In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 24.79%.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Focus Equity Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.59		$11.79	$9.02	$12.67	$15.31	$19.70
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03	)†	0.04 †	0.02 †	0.00 †‡	(0.03)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.19		0.78	2.77	(3.65)	(2.28)	(2.05)
Total from Investment Operations	0.16		0.82	2.79	(3.65)	(2.31)	(2.10)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.02)	—	—	—
Net Realized Gain	—		—	—	—	(0.33)	(2.29)
Total Distributions	—		(0.02)	(0.02)	—	(0.33)	(2.29)
Net Asset Value, End of Period	$12.75		$12.59	$11.79	$9.02	$12.67	$15.31
Total Return	1.27	%#	7.00%	30.99%§	(28.81)%	(15.22)%	(11.66)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,244		$52,757	$61,420	$51,347	$85,204	$126,531
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.00%	1.01%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft
Expense	N/A		1.00%	1.00%	N/A	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.42	)%*	0.35%	0.22%	0.02%	(0.21)%	(0.27)%
Portfolio Turnover Rate	53	%#	163%	160%	173%	95%	93%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.00	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.02	%*	1.11%	1.14%	1.09%	1.08%	1.04%
Net Investment Income (Loss) to Average Net Assets	(0.44	)%*	0.24%	0.08%	(0.07)%	(0.28)%	(0.29)%

†         Per share amount is based on average shares outstanding.

‡         Amount is less than $0.005 per share.

§         In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class A shares would have been approximately 25.35%.

#         Not annualized

*         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Focus Equity Portfolio

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.34		$11.57	$8.85	$12.45	$15.09	$19.50
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.04	)†	0.02 †	(0.00)†‡	(0.03)†	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.18		0.75	2.72	(3.57)	(2.24)	(2.04)
Total from Investment Operations	0.14		0.77	2.72	(3.60)	(2.31)	(2.12)
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	(0.33)	(2.29)
Net Asset Value, End of Period	$12.48		$12.34	$11.57	$8.85	$12.45	$15.09
Total Return	1.13	%#	6.75%	30.62%§	(28.92)%	(15.45)%	(11.89)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,919		$8,559	$8,156	$6,414	$13,143	$18,876
Ratio of Expenses to Average Net Assets (1)	1.25	%*	1.25%	1.25%	1.25%	1.26%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.25%	1.25%	N/A	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.67	)%*	0.18%	(0.03)%	(0.23)%	(0.45)%	(0.52)%
Portfolio Turnover Rate	53	%#	163%	160%	173%	95%	93%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.25	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.27	%*	1.36%	1.39%	1.34%	1.33%	1.29%
Net Investment Income (Loss) to Average Net Assets	(0.69	)%*	0.07%	(0.17)%	(0.32)%	(0.53)%	(0.54)%

†                                          Per share amount is based on average shares outstanding.

‡                                          Amount is less than $0.005 per share.

§                                         In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class B shares would have been approximately 24.98%.

#                                         Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Small Company Growth Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.50		$10.81	$7.50	$9.65	$10.99	$13.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.04	†	(0.09)†	(0.09)†	(0.07)†	(0.06)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.62		2.16	3.40	(2.08)	(1.28)	(0.69)
Total from Investment Operations	0.66		2.07	3.31	(2.15)	(1.34)	(0.77)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.38)	—	—	(0.00)‡	(1.56)
Net Asset Value, End of Period	$13.16		$12.50	$10.81	$7.50	$9.65	$10.99
Total Return	5.28	%#	19.17%	44.13%	(22.28)%	(12.18)%	(6.64)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$693,399		$651,276	$299,198	$74,554	$82,300	$89,367
Ratio of Expenses to Average Net Assets (1)	1.04	%*	1.10%	1.10%	1.10%	1.10%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.66	%*	(0.79)%	(0.93)%	(0.82)%	(0.69)%	(0.68)%
Portfolio Turnover Rate	39	%#	111%	160%	133%	144%	129%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.04	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		1.16%	1.26%	1.22%	1.25%	1.30%
Net Investment Income (Loss) to Average Net Assets	N/A		(0.85)%	(1.09)%	(0.94)%	(0.83)%	(0.73)%

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.02		$10.43	$7.26	$9.36	$10.68	$13.01
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.03	†	(0.11)†	(0.10)†	(0.09)†	(0.06)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.59		2.08	3.27	(2.01)	(1.26)	(0.67)
Total from Investment Operations	0.62		1.97	3.17	(2.10)	(1.32)	(0.77)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.38)	—	—	(0.00)‡	(1.56)
Net Asset Value, End of Period	$12.64		$12.02	$10.43	$7.26	$9.36	$10.68
Total Return	5.16	%#	18.79%	43.80%	(22.44)%	(12.35)%	(6.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$783,511		$713,733	$484,136	$215,899	$184,099	$91,069
Ratio of Expenses to Average Net Assets (2)	1.29	%*	1.35%	1.35%	1.35%	1.35%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.44	%*	(1.02)%	(1.18)%	(1.07)%	(0.97)%	(0.97)%
Portfolio Turnover Rate	39	%#	111%	160%	133%	144%	129%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.29	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		1.41%	1.51%	1.47%	1.50%	1.55%
Net Investment Income (Loss) to Average Net Assets	N/A		(1.09)%	(1.34)%	(1.19)%	(1.12)%	(1.02)%

†                                          Per share amount is based on average shares outstanding.

‡                                          Amount is less than $0.005 per share.

#                                         Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$23.21		$17.92	$13.55	$14.63	$14.50	$11.84
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	†	0.40 †	0.48 †	0.52 †	0.60	0.51
Net Realized and Unrealized Gain (Loss) on Investments	1.79		6.17	4.55	(0.48)	0.71	2.94
Total from Investment Operations	1.93		6.57	5.03	0.04	1.31	3.45
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.42)	(0.48)	(0.52)	(0.57)	(0.56)
Net Realized Gain	—		(0.86)	(0.18)	(0.60)	(0.61)	(0.23)
Total Distributions	(0.10)		(1.28)	(0.66)	(1.12)	(1.18)	(0.79)
Net Asset Value, End of Period	$25.04		$23.21	$17.92	$13.55	$14.63	$14.50
Total Return	8.38	%#	37.28%	37.61%	0.18%	9.27%	29.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,084,008		$1,097,718	$897,551	$655,274	$696,871	$584,263
Ratio of Expenses to Average Net Assets (1)	0.90	%*	0.97%	1.00%	0.99%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.28	%*	2.02%	3.08%	3.49%	4.19%	4.13%
Portfolio Turnover Rate	14	%#	21%	17%	47%	33%	31%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.90	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.01%	0.99%	1.01%	1.01%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	3.07%	3.49%	4.18%	4.11%

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$23.04		$17.80	$13.47	$14.55	$14.45	$11.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.12	†	0.35 †	0.45 †	0.45 †	0.56	0.49
Net Realized and Unrealized Gain (Loss) on Investments	1.77		6.13	4.50	(0.45)	0.68	2.92
Total from Investment Operations	1.89		6.48	4.95	—	1.24	3.41
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.38)	(0.44)	(0.48)	(0.53)	(0.53)
Net Realized Gain	—		(0.86)	(0.18)	(0.60)	(0.61)	(0.23)
Total Distributions	(0.09)		(1.24)	(0.62)	(1.08)	(1.14)	(0.76)
Net Asset Value, End of Period	$24.84		$23.04	$17.80	$13.47	$14.55	$14.45
Total Return	8.24	%#	36.95%	37.23%	(0.07)%	8.78%	29.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$164,231		$149,180	$70,146	$31,584	$23,198	$20,235
Ratio of Expenses to Average Net Assets (2)	1.15	%*	1.22%	1.25%	1.24%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.07	%*	1.76%	2.83%	3.24%	3.96%	3.83%
Portfolio Turnover Rate	14	%#	21%	17%	47%	33%	31%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.15	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	1.26%	1.24%	1.26%	1.26%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	2.82%	3.24%	3.95%	3.81%

†                                          Per share amount is based on average shares outstanding.

#                                         Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Value Equity Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.52		$9.30	$7.21	$9.68	$10.32	$9.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.08	†	0.12 †	0.13 †	0.14 †	0.15 †	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.16		1.23	2.09	(2.47)	(0.31)	1.54
Total from Investment Operations	0.24		1.35	2.22	(2.33)	(0.16)	1.70
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.13)	(0.13)	(0.14)	(0.15)	(0.16)
Net Realized Gain	—		—	—	—	(0.33)	(0.85)
Total Distributions	(0.03)		(0.13)	(0.13)	(0.14)	(0.48)	(1.01)
Net Asset Value, End of Period	$10.73		$10.52	$9.30	$7.21	$9.68	$10.32
Total Return	2.29	%#	14.56%	31.05%	(24.22)%	(1.55)%	18.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,218		$90,938	$108,997	$76,452	$101,691	$70,454
Ratio of Expenses to Average Net Assets (1)	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.53	%*	1.28%	1.62%	1.69%	1.56%	1.64%
Portfolio Turnover Rate	27	%#	84%	130%	45%	50%	62%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.70	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		0.74%	0.77%	0.76%	0.79%	0.81%
Net Investment Income (Loss) to Average Net Assets	N/A		1.24%	1.55%	1.63%	1.47%	1.54%

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.51		$9.31	$7.21	$9.67	$10.32	$9.60
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.07	†	0.10 †	0.11 †	0.12 †	0.13 †	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.15		1.20	2.10	(2.46)	(0.32)	1.56
Total from Investment Operations	0.22		1.30	2.21	(2.34)	(0.19)	1.68
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.10)	(0.11)	(0.12)	(0.13)	(0.11)
Net Realized Gain	—		—	—	—	(0.33)	(0.85)
Total Distributions	(0.02)		(0.10)	(0.11)	(0.12)	(0.46)	(0.96)
Net Asset Value, End of Period	$10.71		$10.51	$9.31	$7.21	$9.67	$10.32
Total Return	2.14	%#	14.07%	30.86%	(24.32)%	(1.89)%	17.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,687		$75,189	$72,180	$46,757	$24,597	$891
Ratio of Expenses to Average Net Assets (2)	0.95	%*	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.29	%*	1.05%	1.37%	1.44%	1.25%	1.35%
Portfolio Turnover Rate	27	%#	84%	130%	45%	50%	62%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.95	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		0.99%	1.02%	1.01%	1.04%	1.11%
Net Investment Income (Loss) to Average Net Assets	N/A		1.01%	1.30%	1.38%	1.17%	1.24%

†                                          Per share amount is based on average shares outstanding.

#                                         Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Emerging Markets Debt Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$3.64		$3.53	$2.95	$2.95	$2.88	$3.00
Income (Loss) from Investment Operations
Net Investment Income	0.15	†	0.26 †	0.25 †	0.27 †	0.21	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.10	0.59	0.06	0.09	(0.17)
Total from Investment Operations	0.22		0.36	0.84	0.33	0.30	0.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)	(0.26)	(0.33)	(0.23)	(0.50)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$3.86		$3.64	$3.53	$2.95	$2.95	$2.88
Total Return	6.59	%#	10.07%	28.46%	11.29%	10.57%	12.81%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,662		$81,109	$54,647	$48,769	$52,561	$47,080
Ratio of Expenses to Average Net Assets(1)	1.02	%*	1.04%^	1.16%	1.06%	1.13%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.00	%*	1.04%	1.13%	N/A	N/A	1.10%
Ratio of Net Investment Income to Average Net Assets(1)	8.29	%*	7.33%	7.48%	8.79%	8.22%	13.33%
Portfolio Turnover Rate	38	%#	151%	216%	157%	316%	375%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.02	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.03	%*	1.07%	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	8.28	%*	7.30%	N/A	N/A	N/A	N/A

	Class B
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$3.72		$3.60	$3.00	$3.01	$2.92	$3.03
Income (Loss) from Investment Operations
Net Investment Income	0.15	†	0.26 †	0.25 †	0.26 †	0.30	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.10	0.60	0.05	0.02	0.17
Total from Investment Operations	0.23		0.36	0.85	0.31	0.32	0.37
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)	(0.25)	(0.32)	(0.23)	(0.48)
Net Asset Value, End of Period	$3.95		$3.72	$3.60	$3.00	$3.01	$2.92
Total Return	6.45	%#	9.90%	28.34%	10.34%	10.50%	12.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$463		$437	$429	$343	$429	$387
Ratio of Expenses to Average Net Assets(2)	1.27	%*	1.29%^	1.41%	1.31%	1.38%	1.40%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%*	1.29%	1.38%	N/A	N/A	1.35%
Ratio of Net Investment Income to Average Net Assets(2)	8.12	%*	7.07%	7.23%	8.54%	7.97%	13.28%
Portfolio Turnover Rate	38	%#	151%	216%	157%	316%	375%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	1.27	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	1.28	%*	1.32%	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	8.11	%*	7.04%	N/A	N/A	N/A	N/A

†                                          Per share amount is based on average shares outstanding.

‡                                          Amount is less than $0.005 per share.

^                                          Effective May 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares and 1.25% for Class B shares. Prior to May 1, 2004, these maximum ratios were 1.75% for Class A shares and 2.00% for Class B shares.

#                                         Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005

Financial Highlights

Money Market Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations
Net Investment Income	0.012		0.009	0.007 †	0.013	0.038	0.060
Distributions from and/or in Excess of:
Net Investment Income	(0.012)		(0.009)	(0.007)	(0.013)	(0.038)	(0.060)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.16	%#	0.93%	0.64%	1.30%	3.82%	6.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$443,853		$546,866	$795,399	$1,369,935	$2,706,283	$3,026,412
Ratio of Expenses to Average Net Assets(1)	0.42	%*	0.47%	0.51%	0.48%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets	2.31	%*	0.87%	0.69%	1.32%	3.90%	6.07%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.42	%*	N/A	N/A	N/A	N/A	N/A

Municipal Money Market Portfolio

	Class A
	Six Months Ended
	June 30, 2005		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations
Net Investment Income	0.009		0.008	0.005 †	0.009	0.022	0.035
Distributions from and/or in Excess of:
Net Investment Income	(0.009)		(0.008)	(0.005)	(0.009)	(0.022)	(0.035)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.92	%#	0.75%	0.50%	0.90%	2.23%	3.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$371,064		$449,318	$511,551	$910,426	$1,346,818	$1,476,436
Ratio of Expenses to Average Net Assets(1)	0.39	%*	0.48%	0.50%	0.48%	0.49%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.80	%*	0.74%	0.54%	0.90%	2.25%	3.50%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.39	%*	N/A	N/A	N/A	N/A	N/A

†                                          Per share amount is based on average shares outstanding.

#                                         Not annualized

*                                         Annualized

The accompanying notes are an integral part of the financial statements.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate, active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return consistent with preservation of capital. The investment objective of the money market portfolios is to seek current income and preserve capital.

The Global Franchise Portfolio will suspend offering of shares to new investors when assets in the Portfolio reach $100 million.  The International Equity Portfolio and International Small Cap Portfolio are currently closed to new investors.  Except, these three Portfolios will continue to offer shares as follows: (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolios in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolios are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, and (7) to benefit plans sponsored by Morgan Stanley and its affiliates.  The Portfolios will continue to offer shares of the Portfolios to existing shareholders and may recommence offering shares of the Portfolios to other new investors in the future.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements.  U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value. Securities owned by the Money Market and Municipal Money Market Portfolios are stated at amortized cost, which approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

2.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                       investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

•                       investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Loan Agreements: Certain Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. A Portfolio’s investments in Loans may be in the form of participation in Loans (“Participation”) or assignments of all or a portion of Loans (“Assignments”) from third parties. A Portfolio’s investment in Participation typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

6.              Short Sales: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio’s records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7.              Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio.  Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on per-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income.  Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2005 are as follows:

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)
Active International Allocation	$70,065	$73,633
Emerging Markets	55,270	58,729
Global Value Equity	10,317	10,706
International Equity	922,355	970,572
International Magnum	12,819	13,503

The following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)
Active International Allocation	$276
Emerging Markets	326
Global Value Equity	12
International Equity	4,610
International Magnum	41

8.              Structured Securities: The Emerging Markets Debt Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

9.              Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as a realized gain or loss in the Statements of Operations. Due from (to) broker includes both initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

10.       Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

11.       Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund, Inc., the Portfolio

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

has made a subscription commitment of $5,000,000 for which it will receive 10,000 shares of common stock. As of June 30, 2005, Cabot Industrial Value Fund, Inc. has drawn down $1,309,000, which represents 26.2% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2005, BRCP REIT LLC I has drawn down $3,729,421, which represents 53.3% of the commitment.

12.       Redemption Fees: Shares of the Active International Allocation, Emerging Markets, European Real Estate, Global Franchise, Global Value Equity, International Equity, International Magnum, International Small Cap and Emerging Markets Debt Portfolios redeemed within 60 days of purchase may be subject to a 2% redemption fee. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statement of Changes in Net Assets.

Effective August 29, 2005, the Board of Directors of the Fund approved the following:  Shares of the Active International Allocation, Emerging Markets, European Real Estate, Global Franchise, Global Value Equity, International Equity, International Magnum, International Small Cap, Small Company Growth, U.S. Real Estate and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee.  Shares of Equity Growth, Focus Equity and Value Equity Portfolios redeemed within 7 days of purchase may be subject to a 2% redemption fee.  The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading.

13.       Restricted Securities: Certain Portfolios may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

14.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Money Market and the Municipal Money Market Portfolios are accrued daily and are distributed on or about the 15th of each month.

The U.S. Real Estate Portfolio owns shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below.  MS Investment Management has voluntarily agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses as

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

exceed the maximum ratios indicated as follows:

			Maximum
	Average Daily	Advisory	Expense Ratio
Portfolio	Net Assets	Fee	Class A	Class B
Active International Allocation	first $1.0 billion	0.65%	0.80%	1.05%
	over $1.0 billion	0.60
Emerging Markets	first $500 million	1.25	1.65	1.90
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00
European Real Estate		0.80	1.00	1.25
Global Franchise	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
Global Value Equity	first $1.0 billion	0.67	1.00	1.25
	next $500 million	0.645
	next $1.0 billion	0.62
	next $1.0 billion	0.595
	next $1.0 billion	0.57
	over $4.5 billion	0.545
International Equity	first $10 billion	0.80	1.00	1.25
	over $10 billion	0.75
International Magnum	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
International Small Cap	first $1.5 billion	0.95	1.15	N/A
	over $1.5 billion	0.90
Equity Growth	first $1.0 billion	0.50	0.80	1.05
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Focus Equity	first $1.0 billion	0.50	1.00	1.25
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
Small Company Growth	first $1.0 billion	0.92	1.10	1.35
	next $500 million	0.85
	over $1.5 billion	0.80
U.S. Real Estate	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
Value Equity	first $150 million	0.50	0.70	0.95
	next $100 million	0.45
	next $100 million	0.40
	over $350 million	0.35
Emerging Markets Debt	first $500 million	0.75	1.00	1.25
	next $500 million	0.70
	over $1.0 billion	0.65
Money Market		0.30	0.55	N/A
Municipal Money Market		0.30	0.57	N/A

The table above reflects the current investment advisory fees and maximum expense ratios for the Portfolios effective June 1, 2005.  Prior to June 1, 2005, the investment advisory fees for some Portfolios were as follows:

	Average Daily Net	Advisory
Portfolio	Assets	Fee
Active International Allocation		0.65%
International Equity		0.80
International Small Cap		0.95
Focus Equity		0.80
Small Company Growth	first $1.0 billion	0.92
	over $1.0 billion	0.85

For the six months ended June 30, 2005, the Portfolios had advisory fees waived as follows:

Advisory Fees
Waived
Portfolio	(000)
Active International Allocation	$100
European Real Estate	28
Global Franchise	39
International Magnum	50
Focus Equity	5
Emerging Markets Debt	3

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company (each a “Sub-Adviser”), all wholly-owned subsidiaries of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Fund, its officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.08% of the average daily net assets of each non-money market Portfolio and 0.05% of the average daily net assets of each money market Portfolio.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the adminstration agreement, except pricing services and extraordinary expenses, are covered under the administration fee.  Transfer Agency expenses will be borne by the Fund.  In addition, the Fund incurs local administration

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  Under the Plan, each Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Class B shares’ average daily net assets.  Prior to May 1, 2005, the distribution fee was paid on a quarterly basis.  The Distributor may voluntarily waive from time to time all or any portion of its distribution fee.  Prior to April 29, 2004, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Purchases and Sales: During the six months ended June 30, 2005, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

	Purchases	Sales
Portfolio	(000)	(000)
Active International Allocation	$82,958	$64,038
Emerging Markets	444,785	431,583
European Real Estate	98,246	22,182
Global Franchise	23,905	2,723
Global Value Equity	23,477	11,486
International Equity	1,359,974	1,294,012
International Magnum	12,864	12,492
International Small Cap	340,816	299,131
Equity Growth	363,731	506,255
Focus Equity	29,656	34,967
Small Company Growth	570,783	525,946
U.S. Real Estate	161,555	235,137
Value Equity	61,193	43,669
Emerging Markets Debt	25,341	36,955

There were no purchases and sales of long-term U.S. Government securities for the six month ended June 30, 2005.

During the six months ended June 30, 2005, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

Brokerage
Commissions
Portfolio	(000)
Emerging Markets	$12
Equity Growth	6
Focus Equity	1
U.S. Real Estate	1

Additionally, during the six months ended June 30, 2005, Emerging Markets Portfolio paid $6,601 brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.  The Municipal Money Market Portfolio’s ordinary income distributions shown below include tax-exempt as well as taxable components.

The tax character of distributions paid during 2004 was as follows:

	2004 Distributions
	Paid From:
	Ordinary	Long-term
	Income	Capital Gain
Portfolio	(000)	(000)
Active International Allocation	$10,343	$—
Emerging Markets	9,929	—
European Real Estate	832	—
Global Franchise	973	3,259
Global Value Equity	1,126	272
International Equity	231,683	446,239
International Magnum	1,928	—
International Small Cap	37,896	68,519
Equity Growth	3,214	—
Focus Equity	103	—
Small Company Growth	—	40,919
U.S. Real Estate	25,591	41,350

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

	2004 Distributions
	Paid From:
	Ordinary	Long-term
	Income	Capital Gain
Portfolio	(000)	(000)
Value Equity	2,112	—
Emerging Markets Debt	5,272	—
Money Market	5,834	—
Municipal Money Market	3,503	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on securities, forwards and futures, including Post October losses. Permanent differences are generally due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions, distribution reclass, paydown adjustments and gains on certain equity securities designated as issued by “passive foreign investment companies”.

Permanent book and tax basis differences may result in reclassification among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-term
	Ordinary Income	Capital Gain
Portfolio	(000)	(000)
Active International Allocation	$4,062	$—
European Real Estate	127	—
Global Franchise	127	1,115
Global Value Equity	—	1,034
International Magnum	413	—
International Small Cap	3,405	23,528
Equity Growth	940	—
Focus Equity	97	—
Small Company Growth	—	4,483
U.S. Real Estate	2,500	34,174
Money Market	134	—
Municipal Money Market	77	—

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2004. The undistributed ordinary income for the Municipal Money Market represents tax-exempt income.

At June 30, 2005, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$564,423	$70,525	$(17,180)	$53,345
Emerging Markets	1,185,309	293,121	(56,109)	237,012
European Real Estate	122,969	11,334	(127)	11,207
Global Franchise	68,744	18,657	(1,881)	16,776
Global Value Equity	106,494	15,019	(2,791)	12,228
International Equity	7,700,649	1,284,429	(64,739)	1,219,690
International Magnum	95,378	14,796	(3,470)	11,326
International Small Cap	1,089,508	317,256	(44,942)	272,314
Equity Growth	567,191	66,649	(16,886)	49,763
Focus Equity	50,416	7,125	(1,882)	5,243
Small Company Growth	1,284,341	270,608	(35,179)	235,429
U.S. Real Estate	778,361	468,242	(2,912)	465,330
Value Equity	170,577	18,217	(2,010)	16,207
Emerging Markets Debt	67,362	4,145	(1,478)	2,667
Money Market	444,868	—	—	—
Municipal Money Market	370,656	—	—	—

At December 31, 2004, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	Expiration Date December 31, (000)
Portfolio	2006	2007	2008	2009	2010	2011	2012	Total
Active International Allocation	$—	$—	$—	$5,749	$60,663	$25,582	$—	$91,994
Emerging Markets	—	—	—	109,167	102,772	—	—	211,939
European Real Estate	—	—	197	101	—	—	—	298
International Magnum	—	—	—	5,073	4,936	2,377	—	12,386
Equity Growth	—	—	—	—	86,561	22,405	—	108,966
Focus Equity	—	—	—	10,195	21,111	—	296	31,602
Small Company Growth*	—	—	—	11,988	18,090	—	—	30,078
Value Equity	—	—	—	—	4,493	—	—	4,493
Emerging Markets Debt	75,356	9,761	—	778	—	—	—	85,895

* Capital loss carryover from target fund.

The amounts reflected in the capital loss carry forward table above represent capital loss carry forward from MSIFT Small Cap Growth Portfolio after limitations pursuant to Internal Revenue Code, Section 383.  Due to the limitation on utilization of capital loss carryforwards of $4,659,000 per year, only $30,078,000 of the $102,883,000 will actually be eligible to offset future capital gains.  Consequently, the difference of $72,805,000 has been recorded as a reduction of paid in capital in 2004.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

During the year ended December 31, 2004, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carry forward
Utilized
Portfolio	(000)
Active International Allocation	$14,601
Emerging Markets	117,710
European Real Estate	3,679
Global Value Equity	3,058
International Equity*	41,510
International Magnum	6,808
Equity Growth	63,490
Small Company Growth	35,937
Value Equity	18,313
Emerging Markets Debt	861

* Amounts based on October 31, tax year end.

In addition to the $35,937,000 utilized capital loss carry forward attributed to the Small Company Growth Portfolio in the table above, approximately $8,822,000 of capital losses acquired from MSIFT Small Cap Growth Portfolio were utilized for federal tax purposes during the year ended December 31, 2004.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

	Capital	Currency
	Losses	Losses
Portfolio	(000)	(000)
Emerging Markets	$—	$2,692
European Real Estate	—	1
Global Franchise	—	582
International Small Cap	—	35
Focus Equity	512	—

For the year ended December 31, 2004, the Global Franchise Portfolio realized gains from in-kind redemptions of $2,600,000.

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown.

However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios’ investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer’s share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a counterparty’s failure to complete the transaction.

A portion of the securities of the Municipal Money Market Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations.  At June 30, 2005, approximately 30.2% of the net assets of the Municipal Money Market Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
FSA	10.0%
AMBAC	8.2
MBIA	8.1
FGIC	3.2
FHA	0.7

At June 30, 2005, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Notes to Financial Statements (cont’d)

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class A	Class B
Active International Allocation	63.0%	71.9%
Emerging Markets	10.8	92.4
European Real Estate	51.5	93.8
Global Franchise	36.8	N/A
Global Value Equity	69.1	87.8
International Equity	—	73.5
International Magnum	96.8	84.4
International Small Cap	28.9	N/A
Equity Growth	80.2	73.0
Focus Equity	69.0	52.1
Small Company Growth	28.1	51.1
U.S. Real Estate	44.4	75.6
Value Equity	80.5	97.6
Emerging Markets Debt	92.0	96.9

2005 Semi-Annual Report

June 30, 2005 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo

Chairman and Director of the Board

Mitchell M. Merin

President

Ronald E. Robison

Executive Vice President and Principal Executive Officer

Barry Fink

Vice President

Joseph J. McAlinden

Vice President

Stefanie V. Chang

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

MSIF: (800) 548-7786

© 2005 Morgan Stanley

0630-fibaleqseman-0805

Item 2. Code of Ethics.

Not applicable for Semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-annual reports

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Closed-End Fund Repurchases

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11 - Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics Not applicable for Semi-annual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund, Inc.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 23, 2005

By:	/s/ James W. Garrett

Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 23, 2005